As filed with the Securities and Exchange Commission on December 29, 2011

1933 Act Registration No. 033-48940

1940 Act Registration No. 811-06722

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 90

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 90

FORWARD FUNDS

(Exact Name of Registrant as Specified in Charter)

101 California Street, Suite 1600

San Francisco, California 94111

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-800-999-6809

J. ALAN REID, JR.

Forward Funds

101 California Street, Suite 1600

San Francisco, California 94111

(Name and address of agent for service of process)

COPIES TO:

DOUGLAS P. DICK

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

(Name and address of agent for service of process)

It is proposed that this filing will become effective:

Immediately upon filing pursuant to paragraph (b)
X	On December 31, 2011 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On (date) pursuant to paragraph (a)(1)
On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

December 31, 2011

Forward Endurance Long/Short Fund

TICKER
Investor Class	FENRX
Institutional Class	FENIX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. It is a criminal offense to say otherwise.

Forward Funds also offer Class C and Class M shares by separate prospectus, which is available upon request.

Forward Endurance Long/Short Fund

Investment Objective

The Fund seeks to provide long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	1.50%	1.50%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.05%
Other Expenses(1)	0.64%	0.64%
Dividend Expense on Short Sales(1)	0.30%	0.30%
Total Other Expenses	0.94%	0.94%
Total Annual Fund Operating Expenses	2.84%	2.49%
Fee Waiver and/or Expense Reimbursement(2)	–0.20%	–0.20%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.64%	2.29%

(1)	Other Expenses and Dividend Expense on Short Sales are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.34% and 1.99%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$267	$232
3 Years	$861	$756

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. The Fund has not commenced operations as of the date of this prospectus. Thus, no portfolio turnover rate is provided for the Fund.

Principal Investment Strategies

Under normal conditions, the Fund invests, both long and short, in equity securities of U.S. and non-U.S. issuers, including issuers located in emerging and frontier markets. The Fund may also invest in derivative instruments to gain or manage exposures to the equity markets and individual issuers. The Fund’s derivative investments may include swaps, options, and futures. The Fund may also invest in exchange-traded funds (“ETFs”), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. The Fund’s investments will include holdings across different geographies, industries and sectors. The Fund may invest in equity securities of issuers in all market capitalization ranges, including small capitalization stocks, without limitation. The Fund may also invest in securities that are not publicly traded. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund’s investment strategy is designed to identify trends that may have a disruptive impact on and result in significant changes to global business markets, including new technology developments and the emergence of new industries. The Fund uses an equity-research-driven investment process along with competitive analysis to identify undervalued and overvalued securities. The Fund will take long positions in investments where the Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), expects future price appreciation and short positions in investments where the Advisor expects a decrease in an issuer’s market share or adverse negative impacts to an issuer’s fundamental business operations. The Advisor will actively manage the Fund’s net exposure between long and short positions based upon both current and anticipated changing investment outlooks and the Advisor’s strategic investment process. The Fund’s short positions may equal up to 100% of the Fund’s net asset value. The Advisor also seeks to manage short-term market volatility and business cycles through the use of hedging strategies.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of it assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

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Forward Endurance Long/Short Fund

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”).

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

No Operating History: The Fund has not operated for a full fiscal year and as such has no prior operating history by which an investor can evaluate performance.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund has not commenced operations as of the date of this prospectus and the Fund does not yet have a full calendar year of investment returns. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in this fund summary.

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Forward Endurance Long/Short Fund

Investment Advisor/Portfolio Managers

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: David Readerman, CFA, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer of Forward Management. Mr. Readerman has primary responsibility for the day-to-day management of the Fund. Messrs. Readerman and O’Donnell have managed the Fund since its inception.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Security Types of the Fund

The security types in which the Fund may invest (as discussed in the Fund’s “Fund Summary” section above) are as follows:

Asset-Backed Securities

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

Debt Securities

The Fund may invest in short- and/or long-term debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds (including convertible bonds), government securities, and mortgage- and other asset-backed securities.

Depositary Receipts

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include, but are not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts, and Brazilian Depositary Receipts. Depositary receipts may be sponsored or unsponsored.

Derivatives

The Fund may invest in derivatives, which are securities whose value “derives” from the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, and similar instruments. The Fund will segregate or “earmark” assets determined by Forward Management to be liquid in accordance with procedures established by the Board of Trustees to cover its derivative obligations.

Dollar Rolls and Reverse Repurchase Agreements

The Fund may enter into dollar rolls and reverse repurchase agreements. When the Fund enters into a dollar roll or reverse repurchase agreement, the Fund sells securities to be delivered in the current month and repurchases substantially similar (same type and coupon) securities to be delivered on a specified future date by the same party. The Fund is paid the difference between the current sales price and the forward price for the future purchase, as well as the interest earned on the cash proceeds of the initial sale.

Entering into dollar rolls and reverse repurchase agreements by the Fund may be considered a form of borrowing for some purposes. As such, the Fund will segregate or “earmark” assets determined by Forward Management to be liquid in accordance with procedures established by the Board of Trustees to cover its obligations under dollar rolls and reverse repurchase agreements.

Emerging Market Securities and Frontier Market Securities

Investment in emerging market securities and frontier market securities includes both direct investment in such securities as well as investment in securities with exposure to the returns of an emerging market or frontier market.

Emerging market countries are those included in the Credit Suisse Emerging Market Corporate Bond Index, or similar market indices. Generally, emerging market countries are considered to include all countries except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

Frontier market countries are those included in the MSCI Frontier Emerging Markets Index, or similar market indices, and the smaller of the traditionally-recognized emerging markets. Generally, frontier market countries are considered to include all countries except the developed markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States, and the larger traditionally-recognized emerging markets of Taiwan, Hong Kong, Singapore, Korea, Mexico, South Africa, Brazil, India, China, and Russia.

An issuer of a security generally will be considered to be located in a particular emerging market country or frontier market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Equity Securities and Convertible Securities

Equity securities, such as common stock and preferred stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Certain types of equity securities, such as warrants, are sometimes attached to or acquired in connection with debt securities. Preferred stocks pay dividends at a specified rate and have precedence over common stock as to the payment of dividends.

Convertible securities are generally preferred stocks and other securities, including certain fixed-income securities and warrants, that are convertible into or exercisable for common stock at a stated price. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock.

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Security Types of the Fund

Exchange-Traded Funds (“ETFs”)

ETFs are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of the Fund investing in an ETF will indirectly bear those costs. The Fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Exchange-Traded Notes (“ETNs”)

ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of market benchmarks. ETNs are not equities or index funds, but they do share several characteristics. For example, like equities, they trade on an exchange and can be shorted. Like an index fund, they are linked to the return of a benchmark index.

Government-Sponsored Enterprises (“GSEs”)

GSEs are privately-owned corporations created by Congress to provide funding and help to reduce the cost of capital for certain borrowing sectors of the economy such as homeowners, students, and farmers. GSE securities are generally perceived to carry the implicit backing of the U.S. Government, but they are not direct obligations of the U.S. Government and are not guaranteed by the U.S. Government. As such, GSEs are different from “agencies,” which have the explicit backing of the U.S. Government.

Holding Company Depositary Receipts (“HOLDRs”)

HOLDRs are securities that represent ownership in the common stock or American Depositary Receipts of specified companies in a particular industry, sector or group. An investment in a HOLDR allows the Fund to buy and sell an entire collection of common stocks in a single transaction.

Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Generally, a security is considered illiquid if it cannot be disposed of in the ordinary course of business within seven days at approximately the price at which the Fund has valued the investment.

International Securities (Generally)

International securities include both direct investment in such securities as well as investment in securities with exposure to the returns of an international market. Generally, international countries are considered to include all countries except the United States.

An issuer of a security generally will be considered to be located in a particular country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Investment Grade Debt Securities

Investment grade debt securities are securities rated as investment grade by a nationally recognized statistical ratings organization (“NRSRO”) (e.g., rated in the “Baa” category or above by Moody’s Investors Service (“Moody’s”), or in the “BBB” category or above by Standard & Poor’s Corporation (“S&P”) or Fitch Investors Service (“Fitch”)) at the time of purchase, or, if unrated, are determined to be of the same quality by Forward Management. Generally, debt securities in these categories should have adequate capacity to pay interest and repay principal.

Lower-Rated Debt Securities

Lower-rated debt securities (often referred to as “high yield” or “junk” bonds) are securities rated below investment grade by an NRSRO (e.g., rated below the “Baa” category by Moody’s, or rated below the “BBB” category by S&P or Fitch) at the time of purchase, or, if unrated, are determined to be of the same quality by Forward Management. Generally, debt securities in these categories are considered speculative with regard to the issuer’s capacity to pay interest and repay principal, and may be in default. Lower-rated debt securities are often issued as a result of corporate restructurings such as leveraged buyouts, mergers, acquisitions, or other similar events. They also may be issued by less creditworthy or highly-leveraged companies, which are generally less able than more financially stable firms to make scheduled payments of interest and principal.

Money Market Securities

Money market securities are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy certain of the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security’s maturity.

Mortgage-Related Securities

Mortgage-related securities are interests in pools of mortgages. Payment of principal or interest generally depends on the cash flows generated by the underlying mortgages. Mortgage-related securities may be U.S. Government securities or issued by a bank or other financial institution.

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Security Types of the Fund

Real Estate-Related Company

A company is considered to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (“REITs”) that own property and mortgage REITs that make short-term construction and development mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies, and financial institutions that issue or service mortgages.

A REIT is a type of U.S. real estate company that is dedicated to owning and usually operating income producing real estate or to financing real estate. REITs are not subject to U.S. corporate income tax provided they comply with a number of tax requirements, including the annual distribution to stockholders of at least 90% of their net income. A number of countries around the world have adopted, or are considering adopting, similar REIT-like structures pursuant to which these companies are not subject to corporate income tax in their home countries provided they distribute a significant percentage of their net income each year to stockholders and meet certain other requirements.

Repurchase Agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, the Fund agrees to buy a security at one price and simultaneously agrees to sell it back at an agreed upon price on a specified future date. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Securities Issued by Other Investment Companies

Investment companies are corporations, trusts, or partnerships that invest pooled shareholder dollars in securities appropriate to the organization’s objective. Mutual funds, closed-end funds, and unit investment trusts are the three types of investment companies. The Fund may invest in securities of other investment companies, including ETFs. By investing in another investment company, the Fund will indirectly bear any asset-based fees and expenses charged by the underlying investment company in which the Fund invests.

Restrictions on Investments – Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”). Absent an available exemption, the Fund may not: (i) acquire more than 3% of the voting securities of any other investment company; (ii) invest more than 5% of its total assets in securities of any one investment company; or (iii) invest more than 10% of its total assets in securities of all investment companies.

ETFs – Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the statutory limitations discussed above, subject to certain conditions. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Structured Notes

A structured note is a debt obligation that may contain an embedded derivative component with characteristics that adjust the security’s risk/return profile. The return performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. A structured note is a hybrid security that attempts to change its profile by including additional modifying structures.

Swaps

Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a “notional amount” (i.e., a return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or in a “basket” of securities representing a particular index).

TBAs

A TBA (To Be Announced) transaction is a contract for the purchase or sale of a mortgage-backed security for future settlement at an agreed upon date but does not include a specified mortgage pool number, number of mortgage pools, or precise amount to be delivered.

U.S. Government Securities

U.S. Government securities are high quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

When-Issued, Delayed-Delivery and Forward Commitments

The Fund may purchase securities on a when-issued basis, may purchase and sell such securities on a delayed-delivery basis, and may enter into contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (i.e., forward commitments). The Fund will segregate or “earmark” assets determined by Forward Management to be liquid in accordance with procedures established by the Board of Trustees to cover its obligations with respect to any when-issued securities, delayed-delivery securities or forward commitments. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated or “earmarked” to cover these positions.

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Additional Investment Strategies and Risks

In addition to the principal strategies and risks identified above, the following non-principal strategies and risks apply to the Fund.

Lending of Portfolio Securities

In order to generate additional income, the Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the Fund, the Fund could experience delays in recovering its securities and possible capital losses.

Changes of Investment Objectives and Investment Policies

The investment objective of the Fund is non-fundamental and may be changed without a vote of the holders of a majority of the outstanding shares of the Fund.

Defensive Positions; Cash Reserves

Under adverse market conditions or to meet anticipated redemption requests, the Fund may not follow its principal investment strategy. Under such conditions, the Fund may invest without limit in money market securities, U.S. Government obligations, and short-term debt securities. This could have a negative effect on the Fund’s ability to achieve its investment objective. Although the issuers of certain federal agency securities or government-sponsored entity securities in which the Fund may invest (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks (“FHLB”), and other government-sponsored entities) may be chartered or sponsored by Acts of Congress, the issuers are not funded by Congressional appropriations, and their securities are neither guaranteed nor issued by the United States Treasury.

The Fund is authorized to invest its cash reserves (funds awaiting investment) in the specific types of securities to be acquired by the Fund or cash to provide for payment of the Fund’s expenses or to permit the Fund to meet redemption requests. The Fund also may create equity or fixed-income exposure for cash reserves through the use of options or futures contracts in accordance with its investment objectives to minimize the impact of cash balances. This will enable the Fund to hold cash while receiving a return on the cash that is similar to holding equity or fixed-income securities.

Management Risk

The strategy used by Forward Management may fail to produce the intended result or Forward Management’s judgment about the attractiveness of a particular sector or security may prove to be incorrect.

Market Risk

Securities markets are volatile and can decline significantly in response to issuer, political, market, and economic developments. Historically, markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. The Fund’s portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Additional Information Regarding Investment Strategies

With respect to any percentage restriction on investment or use of assets discussed in the “Fund Summary” section above, if such a percentage restriction is adhered to at the time a transaction is effected, a later increase or decrease in such percentage resulting from changes in values of securities or loans or amounts of net assets or security characteristics will not be considered a violation of the restriction. Any such changes in percentages do not require the sale of a security, but rather Forward Management will consider which action is in the best interest of the Fund and its shareholders, including the sale of the security.

Other Investments Techniques and Risks

The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Fund to additional risks. Please review the Statement of Additional Information (“SAI”) for more information about the additional types of securities in which the Fund may invest and their associated risks.

Discussion of Principal and Non-Principal Risks

There are inherent risks associated with the Fund’s principal investment strategies. The factors that are most likely to have a material effect on the Fund’s investment portfolio as a whole are called “principal risks.” The principal risks of the Fund are summarized in the Fund’s “Fund Summary” section above and further described below along with the non-principal risks of the Fund. The Fund may be subject to additional risks other than those described because the types of investment made by the Fund may change over time. Because the Fund may invest in other investment companies, it will be subject to the same risks of the other investment companies to the extent of their investment. For additional information regarding risks of investing in the Fund, please see the SAI.

Borrowing

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of the Fund. Borrowing will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and

7

Discussion of Principal and Non-Principal Risks

capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund. Successful use of borrowing depends on the ability of Forward Management to correctly predict interest rates and market movements, and there is no assurance that the use of borrowing will be successful. Capital raised through leverage will be subject to interest costs, which may fluctuate with changing market rates of interest. The Fund may also be required to pay fees in connection with borrowings (such as loan syndication fees or commitment and administrative fees in connection with a line of credit) and it might be required to maintain minimum average balances with a bank lender, either of which would increase the cost of borrowing over the stated interest rate. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Some of the Fund’s portfolio securities may also be leveraged and will therefore be subject to the leverage risks described above. This additional leverage may, under certain market conditions, reduce the net asset value of the Fund.

Cash and Cash Equivalents

The holding by the Fund of a substantial portion of it assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Currency Transactions

If a security is denominated in a foreign currency, the value of the security will fluctuate if there is a change in currency exchange rates or exchange control regulations. Adverse currency fluctuations will reduce the value of the Fund’s shares. Costs are incurred by the Fund in connection with conversions between currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payments of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Currency risks are greater in lesser developed markets, where there is a higher risk of currency depreciation, and can be unpredictably affected by external events. In some situations, Forward Management may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country as a result of these potential risks.

The Fund manager is authorized to hedge against currency risks but is not required to do so and may choose not to do so because of the cost, the manager’s investment philosophy, or other reasons. There is no assurance that attempts to hedge currency risk will be successful if utilized and such attempts may have the effect of limiting the gains from favorable market movements.

Debt Securities

The Fund may invest in short-term and/or long-term debt securities. Debt securities in which the Fund may invest are subject to several types of investment risk. They may have market or interest rate risk, which means their value will be affected by fluctuations in the prevailing interest rates. Bonds are subject to the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of the Fund’s investments in bonds. Investments in these types of securities pose the risk that Forward Management’s forecast of the direction of interest rates might be incorrect.

Debt securities are subject to credit risk, which is the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity. The credit quality of a bond or fixed-income holding could deteriorate as a result of a bankruptcy or extended losses. There is no guarantee that a sovereign government will support certain government sponsored entity securities and, accordingly, these securities involve a risk of non-payment of principal and interest. In addition, the value of the Fund’s debt securities will generally decline if the credit rating of the issuer declines, and an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

Call or income risk exists with respect to corporate bonds during periods of falling interest rates because of the possibility that securities with high interest rates will be prepaid or “called” by the issuer before they mature. The Fund would have to reinvest the proceeds at a possibly lower interest rate. The Fund may also be subject to event risk, which is the possibility that corporate debt securities held by the Fund may suffer a substantial decline in credit quality and market value if the issuer restructures.

Debt securities generally increase in value during periods of falling interest rates and decline in value if interest rates increase. Usually, the longer the remaining maturity of a debt security is, the greater the effect interest rate changes have on its market value.

Depositary Receipts

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include, but are not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts, and Brazilian Depositary Receipts. Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts are organized independently, without the cooperation of the issuer of the underlying securities. As a result, there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices may be more volatile than if such instruments were sponsored by the issuer. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives

The Fund may invest in derivatives, which are securities whose value is based on the value of another security or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, and similar instruments. There is limited consensus as to what constitutes a “derivative.” For the Fund’s purposes, derivatives may also include customized baskets or options (which may incorporate other securities directly and also various derivatives including common stock, options, and futures) structured as agreed upon by a counterparty, as well as specially structured types of mortgage- and asset-backed securities whose value is linked to foreign currencies. The Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested.

8

Discussion of Principal and Non-Principal Risks

Investing for hedging purposes or to increase the Fund’s return may result in certain additional transaction costs that may reduce the Fund’s performance. The Fund may use a variety of currency hedging techniques to attempt to hedge exchange rate risk or gain exposure to a particular currency. When used for hedging purposes, no assurance can be given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged. Because the markets for certain derivative instruments are relatively new, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes and there can be no assurance that a particular derivative position will be available when sought by Forward Management or, if available, that such techniques will be utilized by Forward Management.

The market value of derivative instruments and securities may be more volatile than that of other instruments, and each type of derivative instrument may have its own special risks, including the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates, and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. The value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track.

Derivatives are subject to a number of other risks, including liquidity risk (the possibility that the derivative may be difficult to purchase or sell and Forward Management may be unable to initiate a transaction or liquidate a position at an advantageous time or price), leverage risk (the possibility that adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative), interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations), and counterparty risk (the risk that a counterparty may be unable to perform according to a contract, and that any deterioration in a counterparty’s creditworthiness could adversely affect the instrument). In addition, because derivative products are highly specialized, investment techniques and risk analyses employed with respect to investments in derivatives are different from those associated with stocks and bonds. Finally, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Derivative instruments are also subject to the risk that the market value of an instrument will change to the detriment of the Fund. If Forward Management inaccurately forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives, the Fund might have been in a better position if it had not entered into the transaction at all. Some strategies involving derivative instruments can reduce the risk of loss, but they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other investments held by the Fund. The Fund may also have to buy or sell a security at a disadvantageous time or price because regulations require funds to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

The SAI provides a more detailed description of the types of derivative instruments in which the Fund may invest and their associated risks.

Emerging Market and Frontier Market Securities

The Fund may invest in emerging market and frontier market securities. Emerging market and frontier market securities may offer greater investment value, but they may present greater investment risks than investing in the securities of U.S. companies. Emerging market and frontier market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties, and extreme poverty and unemployment. In addition, investments in emerging market and frontier market securities are subject to the following risks:

•	Greater likelihood of economic, political or social instability;
•	Less liquid and more volatile stock markets;
•	Lower trading volume of markets;
•	Greater possibility of expropriation, nationalization, confiscatory taxation or foreign exchange controls;
•	Governmental restrictions on currency conversion or trading;
•	Difficulties in accurately valuing emerging market and frontier market securities or selling them at their fair value, especially in down markets;
•	Greater possibility of imposition of international sanctions or embargoes on emerging market or frontier market countries;
•	A lack of government regulation and different legal systems, which may result in difficulty in enforcing judgments;
•	The contagious effect of market or economic setbacks in one country on another emerging market country;
•	Immature economic structures; and
•	The availability of less information about emerging market and frontier market companies because of less rigorous accounting and regulatory standards.

Equity Securities

The Fund may invest in equity securities, which include common, preferred, and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. The price of equity securities can fluctuate, at times dramatically, based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by the Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services, and a company’s performance may also be impacted by developments affecting the particular issuer or its industry or geographic sector. As a result, individual companies may not perform as anticipated. Furthermore, stock markets in which the Fund invests may experience periods of turbulence and instability and domestic and global economies may go through periods of decline and change, which may negatively impact the price of equity securities.

The Fund may invest in securities of varying market capitalizations. Investments in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations, like those with small market capitalizations, can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

9

Discussion of Principal and Non-Principal Risks

Convertible securities, like fixed-income securities, tend to increase in value when interest rates decline and decrease in value when interest rates increase and may also be affected by changes in the value of the underlying common stock into which the securities may be converted. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates and more volatile than convertible securities with shorter maturities. In addition, issuers of convertible securities that pay fixed interest and dividends may default on interest or principal payments, and an issuer may have the right to buy back certain convertible securities at a time and a price that is unfavorable to the Fund.

Exchange-Traded Funds (“ETFs”)

The Fund’s investment in ETFs will be subject to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund. In addition to brokerage costs associated with the Fund’s purchase and sale of shares of ETFs, the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. The market value of an ETF share may differ from its net asset value and there may be times when an ETF share trades at a premium or discount to its net asset value.

Many ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of a corresponding market index or basket of securities, and the value of their shares should, under normal circumstances, closely track the value of the underlying component stocks. ETFs generally do not buy or sell securities, except to the extent necessary to conform their portfolios to the corresponding index. Because an ETF has operating expenses and transaction costs, while a market index or basket of securities does not, ETFs that track particular indices or baskets of securities typically will be unable to match the performance of the index or basket of securities exactly. Investment in the Fund should be made with the understanding that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices or baskets of securities they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other ETF expenses, whereas such transaction costs and expenses are not included in the calculation of the total returns of the indices or baskets of securities. Certain securities comprising the indices or baskets of securities tracked by the ETFs may, from time to time, temporarily be unavailable.

Exchange-Traded Notes (“ETNs”)

The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. If the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses associated with investment in such securities, which will reduce the amount of return on investment at maturity or redemption. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity. There are no periodic interest payments for ETNs and principal is not protected. It may be difficult for the Fund to sell its ETN holdings due to limited availability of a secondary market.

Foreign Securities

Investments in foreign securities may present more risk than investing in U.S. securities due to a number of factors. In particular, as a result of investing in foreign securities, the Fund may be subject to increased risk of loss caused by any of the factors listed below:

•	Unstable political, social, and economic conditions;
•	Lower levels of liquidity and market efficiency;
•	Greater securities price volatility;
•	Currency exchange rate fluctuations, exchange control, and restrictions or prohibitions on the repatriation of foreign currencies;
•	Less availability of adequate or accurate public information about issuers;
•	Limitations on foreign ownership of securities;
•	Imposition of withholding taxes, other taxes or exit levies;
•	Imposition of restrictions on the expatriation of funds or other assets of the Fund;
•	Higher transaction and custody costs and delays in settlement procedures;
•	Difficulties in enforcing contractual obligations;
•	Lower levels of regulation of the securities market and other differences in the way securities markets operate;
•	Weaker accounting, disclosure, and reporting requirements; and
•

Legal principles relating to corporate governance, directors’ fiduciary duties and liabilities, and stockholders’ rights in markets in which the Fund invests may not be as extensive as those that apply in the United States.

In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position. Investments in emerging markets in particular involve even greater risks such as immature economic structures and different legal systems.

Government-Sponsored Enterprises (“GSEs”)

Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. GSE debt is generally considered to be of high credit quality due to the implied backing of the U.S. Government, but ultimately it is the sole obligation of its issuer. For that reason, securities issued by GSEs are considered to carry somewhat greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

10

Discussion of Principal and Non-Principal Risks

Growth Stocks

Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. The market prices of companies believed to have good prospects for revenues and earnings growth tend to reflect those expectations. When it appears those expectations will not be met, the prices of these securities typically fall. In addition, if the market does not come to share Forward Management’s assessment of an investment’s long-term growth, the Fund may underperform other mutual funds or stock indexes.

Hedging

The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain. Among other things, these negative effects can occur if the market moves in a direction that Forward Management does not expect or if the Fund cannot close out its position in a hedging instrument.

Liquidity Risk

Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity if its credit rating falls, it experiences sudden unexpected cash outflows, or some other event causes counterparties to avoid trading with or lending to the institution. A firm is also exposed to liquidity risk if markets on which it depends are subject to loss of liquidity. Derivative based securities and privately issued mortgage-related securities and other asset-backed securities, which do not have a government or government-sponsored guarantee, that are subject to substantial market and credit risk may have greater liquidity risk. Less liquid securities may trade infrequently, trade at a smaller volume, and be quite volatile. This means that they may be harder to purchase or sell at a fair price or quickly enough to prevent or minimize loss.

Lower-Rated Debt Securities

Securities rated below investment grade and comparable unrated securities are often referred to as “high yield” or “junk” bonds. Investing in lower-rated securities involves special risks in addition to the risks associated with investments in higher-rated debt securities, including a high degree of credit risk, and the Fund that concentrates its investments in junk bonds is therefore subject to substantial credit risk. Although they may offer higher yields than higher-rated securities, high-risk, low-rated debt securities, and comparable unrated debt securities generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities, which could substantially adversely affect the market value of the security. Issuers of junk bonds may be more susceptible than other issuers to economic downturns. In addition, the markets in which low-rated and comparable unrated debt securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities may diminish the Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low-rated or unrated debt securities may also make it more difficult for the Fund to obtain accurate market quotations for the purposes of valuing its portfolios.

Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of the Fund to achieve its investment objective may, to the extent of investment in low-rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher-rated securities. The use of credit ratings as the sole method of evaluating lower-rated securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of lower-rated securities. In addition, credit quality in the high yield bond market can change suddenly and unexpectedly, and credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was most recently rated. As a result, even recently issued credit ratings may not fully reflect the actual risks of a particular high yield bond. Forward Management may or may not rely solely on ratings issued by established credit rating agencies, and may utilize these ratings in conjunction with its own independent and ongoing credit analysis.

Mortgage-Related and Other Asset-Backed Securities

A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

Mortgage-backed securities are subject to extension risk, which is the risk that if the Fund that holds mortgage-backed securities, it may exhibit additional volatility during periods of rising interest rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

No Operating History

A newly organized Fund that has not operated for a full fiscal year has no prior operating history by which an investor can evaluate performance.

Non-Diversification

The Fund is non-diversified and is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. The Fund must, however, comply with tax diversification regulations, which require it to be diversified at each quarter end with respect to at least half of its assets.

11

Discussion of Principal and Non-Principal Risks

Overseas Exchanges

The Fund may engage in transactions on a number of overseas stock exchanges. Market practices relating to clearance and settlement of securities transactions and custody of assets can potentially pose an increased risk to the Fund and may involve delays in obtaining accurate information on the value of securities (which may, as a result, affect the calculation of the Fund’s net asset value per share).

The Fund may engage in transactions in the stock markets of emerging market countries. Emerging market country stock markets, in general, are less liquid, smaller, and less regulated than many of the developed country stock markets. Purchases and sales of investments may take longer than would otherwise be expected on developed stock markets and transactions may need to be conducted at unfavorable prices.

Portfolio Turnover

The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. The Fund’s portfolio turnover rate will vary from year to year.

The calculation of the Fund’s portfolio turnover rate excludes purchases and sale of short positions. To the extent the Fund engages in short sales, the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Real Estate Securities and REITs

Investments in opportunities in the real estate industry or investments in real estate-related securities have certain risks associated with investments in entities focused on real estate activities.

Real estate investment trusts or “REITs” are issuers that invest in interests in real estate, including mortgages. Investing in REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants. REITs may not be diversified and are subject to heavy cash flow dependency and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income under the Code, and failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, trade less frequently and in a limited volume, and be subject to more abrupt or erratic price movements than more widely held securities. In addition, the organizational documents of a REIT may give the trust’s sponsors the ability to control the operation of the REIT even though another person or entity could own a majority of the interests of the trust. These trusts may also contain provisions which would delay or make a change in control of the REIT difficult.

The Fund is also subject to the risks associated with direct ownership of real estate. Real estate values can fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates, and defaults by borrowers or tenants. The value of equities that service the real estate business sector may also be affected by such risks.

Repurchase Agreements

Repurchase agreements are transactions in which an institution (e.g., a bank or securities firm) sells the Fund a security at one price and agrees to repurchase that security at a higher price, normally within a seven day period. Each repurchase agreement entered into by the Fund will be fully collateralized at all times during the period of the agreement by securities in which the Fund can invest. If a seller becomes subject to bankruptcy or other insolvency proceedings or fails to repurchase a security from the Fund, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Restricted and Illiquid Securities

Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized non-U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. If a security is illiquid, the Fund may not be able to sell the security at a time and/or price at which Forward Management might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition.

Restricted securities (i.e., securities subject to legal or contractual restrictions on resale) may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Securities Issued by Other Investment Companies

The Fund may invest in shares of other investment companies, such as mutual funds, ETFs, HOLDRs, unit investment trusts, and closed-end funds, to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in another investment company exposes the Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

12

Discussion of Principal and Non-Principal Risks

Short Sales

The Fund’s use of short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of the Fund. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities or the price of the security is otherwise rising, a “short squeeze” could occur, causing the security’s price to rise and making it more likely that the Fund will have to cover its short position at an unfavorable price. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile. In rising securities markets, the Fund’s risk of loss related to short selling will be greater than in declining securities markets. Over time, securities markets have risen more often than they have declined.

Short sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition.

Small and Medium Capitalization Stocks

Smaller companies may offer greater investment value, but they may present greater investment risks than investing in the securities of large companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength. Small capitalization stocks may be traded over the counter or listed on an exchange.

Tax

The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Value Stocks

Although the Fund may invest in securities that Forward Management believes to be undervalued, such securities may, in fact, be appropriately priced. There is no guarantee that the price of a security believed to be undervalued will not decline. In addition, the markets may favor growth stocks over stocks that are undervalued.

Management of the Fund

INVESTMENT ADVISOR/PORTFOLIO MANAGERS

Forward Management serves as investment advisor to the Fund. Forward Management is located at 101 California Street, Suite 1600, San Francisco, California 94111. As of December 31, 2010, Forward Management had approximately $5.97 billion of assets under management.

Forward Management has the authority to manage the Fund in accordance with the investment objective, policies, and restrictions of the Fund, subject to general supervision of the Trust’s Board of Trustees. Forward Management has managed the Forward Funds since September 1998 and the Forward Funds are its principal investment advisory clients. Forward Management directly manages the Fund’s assets without the use of a sub-advisor. Forward Management also provides the Fund with ongoing management supervision and policy direction.

The Fund pays a management fee to Forward Management for its services as investment advisor to the Fund. The fee is computed daily and paid monthly at the annual rate of 1.50% based on the average daily net assets of the Fund.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory contract of the Fund will be available in the Forward Funds’ semi-annual report for the period ending June 30, 2012.

The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are:

David Readerman. Mr. Readerman has been a Portfolio Manager with Forward Management since December 2010. Mr. Readerman currently has co-primary responsibility for the day-to-day management of the Forward Small Cap Equity Fund. From July 2003 to February 2010, Mr. Readerman held the position of Senior Vice President of Investment Research at Marsico Capital Management. Mr. Readerman was a Founding Partner and Equity Growth Strategist for Thomas Weisel Partners (December 1999 to June 2003); Partner and Lead Equity Research Analyst, Software & Internet for Montgomery Securities (1992 to December 1999); Equity Research Analyst, Software & Data Services for Lehman Brothers (1987 to 1992); and Equity Research Analyst, Software & Data Services for Smith Barney (1983 to 1987). Mr. Readerman is a Chartered Financial Analyst and holds an MBA. Mr. Readerman has managed the Fund since its inception.

13

Management of the Fund

Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management. He has held this position since July 2006. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an M.B.A. Mr. O’Donnell has managed the Fund since its inception.

The SAI contains additional information about portfolio manager compensation, other accounts managed by the portfolio managers, and their ownership of securities in the Fund.

HIRING SUB-ADVISORS WITHOUT SHAREHOLDER APPROVAL

Forward Management and Forward Funds have received an exemptive order from the SEC that permits Forward Management, subject to the approval of the Board of Trustees, to hire and terminate non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for the Fund without shareholder approval. Pursuant to such exemptive relief, shareholders of the affected Fund will be notified of sub-advisor changes within 90 days after the effective date of such change.

Valuation of Shares

The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is based on the Fund’s net asset value (“NAV”). The NAV per share for a Fund for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of shares of the Fund that have already been issued.

The NAV per share of a Fund (and each class of shares) is usually determined and its shares are priced as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each Business Day. A “Business Day” is a day on which the NYSE is open for trading. Currently, the NYSE is typically closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

When you buy shares, you pay the NAV per share. When you sell shares, you receive the NAV per share. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) on each Business Day. It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to the Fund. Orders received by financial intermediaries after the close of trading on the NYSE will be confirmed at the next computed offering price.

The NAV per share of a Fund will fluctuate as the market value of the Fund’s investments changes. The NAV of different classes of shares of the Fund will differ due to differing class expenses. A Fund’s assets are valued generally by using available market quotations or at fair value, as described below, as determined in good faith in accordance with procedures established by, and under direction of, the Board of Trustees.

Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter markets, and that are freely transferable will be valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there has been no sale that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts will be valued at either the last available sale price, or at fair value, as discussed below.

In cases in which securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market.

Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available will be valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized cost if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless the Board of Trustees determines that this method does not represent fair value). For most debt securities, Forward Funds receives pricing information from independent pricing vendors (approved by the Board of Trustees) which use multiple valuation techniques to determine market value. In instances where sufficient market activity exists, the independent pricing vendors may utilize a market-based approach through which quotes from market makers are used to determine market value. In instances where sufficient market activity may not exist or is limited, the independent pricing vendors may also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the value. In the event valuation information is not available from third party pricing vendors for a debt security held by the Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities, as discussed below. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a

14

Valuation of Shares

particular commodity. Over-the-counter futures, options on futures, and swap contracts for which market quotations are readily available will be valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities. If quotes are not available from a third party pricing service or one or more dealers, quotes shall be determined based on the fair value of such securities, as discussed below.

Options on securities and options on indexes will be valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally will be valued based on quotes received from a third party pricing service or one or more dealers that make markets in such securities, or at fair value, as discussed below.

To the extent that a Fund holds securities listed primarily on a foreign exchange that trade on days when the Fund is not open for business or the NYSE is not open for trading, the value of the portfolio securities may change on days that you cannot buy or sell shares. To the extent that a Fund invests in foreign securities that are principally traded in a foreign market, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of portfolio securities of foreign issuers used in such calculation. Therefore, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined in good faith through the consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Assets and liabilities denominated in foreign currencies will have a market value converted into U.S. dollars at the prevailing foreign currency exchange daily rates as provided by a pricing service. Forward currency exchange contracts will have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Prevailing foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m., Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m., Eastern Time, which approximates the close of the London Exchange.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies, which are priced as equity securities in accordance with procedures established by, and under direction of, the Board of Trustees.

Forward Funds has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable, as well as under other circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security or (ii) when events occur after the close of the exchange on which a portfolio security is principally traded that are likely to have changed the value of the security. When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. The fair value of certain of a Fund’s securities may be determined through the use of a statistical research service or other calculation methodology. Forward Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. While fair values determined pursuant to Forward Funds’ procedures are intended to represent the amount a Fund would expect to receive if the fair valued security were sold at the time of fair valuation, the fair value may not equal what the Fund would receive if it actually were to sell the security as of the time of pricing.

Because the Fund may invest in below investment grade securities and securities of small capitalization companies, which may be infrequently traded and therefore relatively illiquid, and foreign securities, the valuation of which may not take place contemporaneously with the calculation of the Fund’s NAV, the Fund may be subject to relatively greater risks of market timing, and in particular, a strategy that seeks to take advantage of inefficiencies in market valuation of these securities because of infrequent trading. For this reason, the Fund may, at times, fair value some or all of its portfolio securities in order to deter such market timing.

Purchasing Shares

HOW TO BUY SHARES

You can open an account and make an initial purchase of Investor Class or Institutional Class shares of the Fund directly from the Fund or through a financial intermediary that has established an agreement with the Fund’s Distributor. The Fund or certain classes thereof may not be available for purchase in your state of residence. Please check with your financial intermediary to ensure your eligibility to purchase the Fund or a class of the Fund.

To open an account and make an initial purchase directly with the Fund, you can mail a check (payable to Forward Funds) in the minimum amounts described below, along with a completed and signed Account Application, to Forward Funds, P.O. Box 1345, Denver, CO 80201. To obtain an Account Application, call (800) 999-6809 or download one from www.forwardfunds.com. A completed Account Application must include your valid taxpayer identification number, street address, name, and date of birth. You may be subject to penalties if you falsify information with respect to your taxpayer identification number.

After you have opened an account, you can make subsequent purchases of Investor Class or Institutional Class shares of the Fund through your financial intermediary or directly from the Fund. To purchase shares directly by mail, send your instruction and a check to the Fund at P.O. Box 1345, Denver, CO 80201.

You also can make subsequent purchases of Investor Class or Institutional Class shares of the Fund through the Internet. To do so, you must be an existing shareholder of the Fund and your account must be bank ACH active. You may not initially open an account with the Fund via the Internet. To purchase Fund shares online, you must select this option on the account application. You can establish a user ID and password at www.forwardfunds.com by selecting Account Login. If you have questions or problems accessing your account, contact Forward Funds at (800) 999-6809.

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Purchasing Shares

Requests must be received prior to the close of the NYSE, normally 4:00 p.m., Eastern Time. If a purchase order is not marked “Same Day Settlement,” the Transfer Agent must receive payment for shares by 12:00 p.m., Eastern Time, on the business day following the purchase request. As described in “Pricing of Fund Shares” below, when you purchase shares you will pay the NAV that is next calculated after we receive your order.

You also can open an account and make an initial purchase of Investor Class or Institutional Class shares and subsequent purchases of shares through a financial intermediary that has established an agreement with the Fund’s Distributor.

There are no initial sales loads for Investor Class or Institutional Class shares of the Fund. Depending upon the terms of your account, you may pay account fees for services provided in connection with your investment in Investor Class or Institutional Class shares of the Fund. Financial intermediaries may charge their customers a transaction or service fee. Forward Funds or your financial intermediary can provide you with information about these services and charges. You should read this prospectus in conjunction with any such information you receive.

SHARE CLASSES

When you purchase shares of the Fund, you must choose a share class. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. The Fund contained in this prospectus also offers additional classes of shares pursuant to separate prospectuses. Information on such other share classes can be requested by calling (800) 999-6809.

Factors you should consider in choosing a class of shares include:

•	How long you expect to own the shares
•	How much you intend to invest
•	Total expenses associated with owning shares of each class

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.

Minimum Initial Investment Amount for Investor Class Shares

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Minimum Initial Investment Amount for Institutional Class Shares

•	$100,000

Subsequent investments in Investor Class Shares must be $100 or more. Financial intermediaries may charge their customers a transaction or service fee. There is no subsequent investment minimum for Institutional Class shares.

Forward Funds has the discretion to waive or reduce any of the above minimum investment requirements.

Automatic Investment Plan for Investor Class Shares

Forward Funds offers an Automatic Investment Plan for current and prospective investors in which you may make monthly investments in one or more of the Funds. The minimum initial investment amount is $500 and minimum subsequent investments are $100. Sums for investment will be automatically withdrawn from your checking or savings account on the day you specify. If you do not specify a day, the transaction will occur on the 20th of each month or the next Business Day if the 20th is not a Business Day. Please call (800) 999-6809 if you would like more information.

EXCHANGE PRIVILEGE

Exchanges of Institutional or Investor Class Shares for the Same Class Shares of Any Other Fund

By following the instructions below, and subject to such limitations as may be imposed by the Trust, you may exchange your Institutional Class or Investor Class shares of the Fund for the same class shares of any other Fund, or with a money market fund. Please check with Forward Funds to determine which money market funds are available. There are generally no fees for exchanges, but an exchange of shares between Funds is technically a sale of shares in one fund followed by a purchase of shares in another fund, and therefore may have tax consequences. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will generally give you a new tax basis for your new shares.

Shareholders should read the prospectus for any other Fund into which they are considering exchanging.

Exchanges of Institutional or Investor Class Shares for a Different Class within the Fund

Subject to such limitations as may be imposed by the Trust, you may also exchange shares of one class of the Fund for another class within the Fund. You may exchange your Institutional Class shares for Investor Class shares of the Fund. You may exchange your Investor Class shares for Institutional Class shares of the Fund. An exchange of shares of one class of the Fund into another class of the Fund is not treated as a redemption and sale for tax purposes.

Shareholders should read the prospectus for any other class of shares into which they are considering exchanging.

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Purchasing Shares

General Information about Exchanges

Shares of the Fund or a class thereof may be exchanged for shares of another Fund or class on days when the NYSE is open for business, as long as shareholders meet the normal investment requirements, including the minimum investment requirements, of the other Fund or class. Your exchange request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m., Eastern Time. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, class, Fund(s), allocation of investment, and signature of authorized signer. Shares will be exchanged at the next NAV calculated after the Transfer Agent receives the exchange request in good order. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange. Once your exchange is received in good order, it cannot be revoked by you. Exchanges into another Fund and/or class must be for at least $100. The Trust reserves the right to prohibit exchanges during the first 15 days following an investment in the Fund and may terminate or change the terms of the exchange privilege at any time. In addition Forward Funds may suspend a shareholder’s exchange privilege if, in the judgment of Forward Management, the shareholder’s exchange activity indicates frequent trading or market timing that may be harmful to the Fund or its shareholders. See “Policies Concerning Frequent Purchases and Redemptions” in this prospectus.

Not all classes of the Fund or the Fund may be offered in your state of residence. Contact your financial intermediary or the Transfer Agent to ensure that the Fund or the class of shares of the Fund you want to exchange into is offered in your state of residence.

In general, you will receive notice of any material change to the exchange privilege at least 60 days prior to the change, although this notice period may be reduced or eliminated if determined by the Board of Trustees or Forward Management to be in the best interests of shareholders and otherwise consistent with applicable regulations.

You can send a written instruction specifying your exchange or, if you have authorized telephone exchanges previously and we have a record of your authorization, you can call (800) 999-6809 to execute your exchange. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange.

PRICING OF FUND SHARES

When you purchase shares, you will pay the NAV that is next calculated after we receive your order. If you place an order for the purchase of shares through a financial intermediary, the purchase price will be based on the NAV next determined, but only if the financial intermediary receives the order by the close of the Business Day. Your financial intermediary is responsible for transmitting such orders promptly. If the financial intermediary fails to transmit your order properly, your right to that Business Day’s closing price must be settled between the financial intermediary and you.

Purchases of shares of the Fund will be effected only on a Business Day. An order received prior to the daily cut-off time on any Business Day is processed based on that day’s NAV. An order received after the cut-off time on any Business Day is processed based on the NAV determined as of the next Business Day of the Fund.

CUSTOMER IDENTIFICATION PROGRAM

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a matter of policy, Forward Funds requires that all individual shareholders be a U.S. citizen or resident alien. U.S. citizens holding shares of the Forward Funds who subsequently move out of the U.S. are permitted to hold and redeem shares, but are not permitted to purchase shares while residing outside of the U.S.

As a result, the Fund must obtain the following information for each person that opens a new account:

•	Name
•	Date of birth (for individuals)
•	Residential or business street address in the U.S. (post office boxes are permitted for mailing only)
•	Social Security number or taxpayer identification number

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Forward Funds and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

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Purchasing Shares

eDELIVERY

eDelivery allows you to receive your quarterly account statements, transaction confirmations, tax forms, and other important information concerning your investment in Forward Funds online. Select this option on your account application to receive email notifications when quarterly statements, confirmations or tax forms are available for you to view via secure online access. You will also receive emails whenever a new prospectus, semi-annual or annual fund report is available. To establish eDelivery, call (800) 999-6809 or visit www.forwardfunds.com. The minimum initial investment (excluding Institutional Class shares) for accounts enrolled in eDelivery is $2,000.

ONLINE ACCOUNT ACCESS

Shareholders can opt to access their account information online. You must select this option on your account application or go online to register. To set up online access, go to www.forwardfunds.com, select Account Login and obtain a user id and password. If you have questions, or problems accessing your account, contact Forward Funds at (800) 999-6809.

OTHER INFORMATION

The issuance of shares is recorded electronically on the books of Forward Funds. You will receive a confirmation and a quarterly account statement reflecting each new transaction in your account. Your quarterly statements will show the total number of shares of the Fund you own. You can rely on these statements in lieu of certificates. Certificates representing shares of the Fund will not be issued.

Forward Funds may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Due to the relatively high cost of handling small investments, Forward Funds reserve the right, upon 60 days’ written notice, to redeem, at NAV, the shares of any shareholder whose account has a value of less than $500 in the Fund, other than as a result of a decline in the NAV per share. This policy will not be implemented where the Fund has previously waived the minimum investment requirement for that shareholder. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account to at least $500 before the redemption is processed. As a sale of your Fund shares, this redemption may have tax consequences.

Forward Funds reserves the right to refuse any request to purchase shares.

Redeeming Shares

You may normally redeem your shares on any Business Day. Redemptions are priced at the NAV per share next determined after receipt of a redemption request in good order by the Fund’s Distributor, Forward Funds, or their agent. A financial intermediary may charge its customers a transaction or service fee in connection with redemptions. Forward Funds intends to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, Forward Funds reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in-kind. If shares are redeemed in-kind, the redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received in the distribution including, but not limited to, brokerage costs of converting the portfolio securities to cash.

Requests must be received prior to the close of the NYSE, normally 4:00 p.m., Eastern Time. Shares will be redeemed at the next NAV calculated after the Transfer Agent receives the redemption request in good order. Payment will ordinarily be made within seven days of the request as set out in the current payment instruction on file for a shareholder’s account.

HOW TO REDEEM SHARES

Neither the investment advisor, the Distributor, the Transfer Agent, Forward Funds nor any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, written or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, as more fully described below, you bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed to be genuine. Forward Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and sending redemption proceeds only to the address of record or to a previously authorized bank account.

•	By Telephone

You may redeem your shares by telephone if you choose that option on your Account Application. If you did not originally select the telephone option, you must provide written instructions to Forward Funds in order to add this option. The maximum amount that an individual investor may redeem by telephone at any one time is $50,000. You may have the proceeds mailed to your address of record, wired or sent via ACH to a bank account previously designated on the Account Application. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 may be charged by Forward Funds.

•	By Mail

To redeem by mail, you must send a written request for redemption to Forward Funds, P.O. Box 1345, Denver, CO 80201. The Fund’s Transfer Agent will require a Medallion Signature Guarantee. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other

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Redeeming Shares

financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted as Medallion Signature Guarantees. The Medallion Signature Guarantee requirement will be waived if all of the following conditions apply (1) the redemption is payable to the shareholder(s) of record, (2) the redemption is delivered to the shareholder(s) at the address of record or current banking instructions on file, (3) an application is on file with the Transfer Agent, and (4) the proceeds of the redemption are $50,000 or less. The Transfer Agent cannot send an overnight package to a post office box.

•	By Systematic Withdrawal

You may elect to have annual or monthly electronic transfers ($100 minimum) made to your bank account from your Forward Funds account. Your Forward Funds account must have a minimum balance of $100 and automatically have all dividends and capital gains reinvested. If the balance of your account falls below $100, the systematic withdrawal will be terminated, and you must resubmit your request in writing to have the privilege reinstated. The transfer will be made on the day you specify (or the next Business Day) to your designated account or a check will be mailed to your address of record. If you do not specify a day, the transfer will be made on the 20th day of each month or the next Business Day if the 20th is not a Business Day.

•	Retirement Accounts

To redeem shares from an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account, you must mail a completed and signed Distribution Form to the Forward Funds. You may not redeem shares of an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account by telephone or via the Internet.

PAYMENTS OF REDEMPTION PROCEEDS

Redemption orders are valued at the NAV per share next determined after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven days after receipt of a valid request for redemption. Forward Funds may temporarily stop redeeming shares or delay payment of redemption proceeds when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and Forward Funds cannot sell shares or accurately determine the value of assets, if the SEC orders Forward Funds to suspend redemptions or delay payment of redemption proceeds, or to the extent permitted by applicable laws and regulations.

At various times, Forward Funds may be requested to redeem shares for which it has not yet received good payment. If this is the case, the forwarding of proceeds may be delayed until payment has been collected for the purchase of the shares. The delay may last up to 10 days. Forward Funds intends to forward the redemption proceeds as soon as good payment for purchase orders has been received. This delay may be avoided if shares are purchased by wire or ACH transfer. Forward Funds intends to pay cash for all shares redeemed, except in cases noted above under the heading “Redeeming Shares,” in which case payment for certain large redemptions may be made wholly or partly in portfolio securities that have a market value equal to the redemption price. You may incur brokerage costs in converting the portfolio securities to cash.

•	By Check

You may have a check for the redemption proceeds mailed to your address of record. To change the address to which a redemption check is to be mailed, you must send a written request with a Medallion Signature Guarantee to Forward Funds, P.O. Box 1345, Denver, CO 80201.

•	By ACH Transfer

You can arrange for the proceeds of a redemption to be sent by ACH to a single previously designated bank account if you have given authorization for ACH redemption on your Forward Funds Account Application.

•	By Wire Transfer

You can arrange for the proceeds of a redemption to be sent by wire transfer to a single previously designated bank account if you have given authorization for wire redemption on your Forward Funds Account Application. This redemption option does not apply to shares held in broker “street name” accounts. If a request for a wire redemption is received by Forward Funds prior to the close of the NYSE, the shares will be redeemed that day at the next determined NAV, and the proceeds will generally be sent to the designated bank account the next Business Day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by Forward Funds for up to seven days if Forward Funds deems it appropriate under then current market conditions. Redeeming shareholders will be notified if a delay in transmitting proceeds is anticipated. Forward Funds cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. You are responsible for any charges imposed by your bank. The minimum amount that may be wired is $2,500. Forward Funds reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until the shares have been owned (i.e., paid for) for at least 10 days. To change the name of the single bank account designated to receive wire redemption proceeds, you must send a written request with a Medallion Signature Guarantee to Forward Funds, P.O. Box 1345, Denver, CO 80201. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 may be charged by Forward Funds.

Policies Concerning Frequent Purchases and Redemptions

The Funds do not accommodate short-term or excessive trading that interferes with the efficient management of a Fund, significantly increases transaction costs or taxes, or may harm a Fund’s performance. The Funds attempt to discover and discourage frequent trading in several ways. These methods include trade activity monitoring (which may take into account transaction size), and fair value pricing. Although these methods are designed to discourage frequent trading, there can be no guarantee that the Funds will

19

Policies Concerning Frequent Purchases and Redemptions

be able to identify and restrict investors that engage in such activities. These methods are inherently subjective, and involve a significant degree of judgment in their application. The Funds and their service providers seek to make these judgments and apply these methods uniformly and in a manner that they believe is consistent with the interests of the Funds’ long-term shareholders. These frequent trading policies may be amended in the future to enhance the effectiveness of the program or in response to changes in regulatory requirements.

The Funds monitor trading activity with respect to the purchase, sale and exchange of Fund shares. Trading activity is evaluated to determine whether such activity is indicative of market timing activity or is otherwise detrimental to a Fund. If the Funds believe that a shareholder of a Fund has engaged in short-term or excessive trading activity to the detriment of the Fund and its long-term shareholders, the Funds may, in their sole discretion, request the shareholder to stop such trading activities or refuse to process purchases or exchanges in the shareholder’s account. The Funds specifically reserve the right to reject any purchase or exchange order by any investor or group of investors indefinitely for any reason.

The Funds currently are unable to directly monitor the trading activity of beneficial owners of the Funds’ shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by other intermediaries. Omnibus accounts allow intermediaries to aggregate their customers’ investments in one account and to purchase, redeem and exchange Fund shares without the identity of a particular customer being known to a Fund. A number of these financial intermediaries may not have the capability or may not be willing to apply the Funds’ frequent trading policies. Although they attempt to do so, the Funds cannot assure that these policies will be enforced with regard to Fund shares held through such omnibus arrangements.

The Funds have adopted procedures to fair value each Fund’s securities in certain circumstances when market prices are not readily available, including when trading in a security is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; when a security’s primary trading market is closed during regular market hours; or when a security’s value is materially affected by events occurring after the close of the security’s primary trading market. By fair valuing securities, the Funds seek to establish prices that investors might expect to realize upon the current sales of these securities. For non-U.S. securities, fair valuation is intended to deter market timers who may take advantage of time zone differences between the close of the foreign markets on which a Fund’s portfolio securities trade and the U.S. markets that determine the time as of which the Fund’s NAV is calculated.

The Funds make fair value determinations in good faith in accordance with the Funds’ valuation procedures. Because of the subjective and variable nature of fair value pricing, there can be no assurance that a Fund could obtain the fair value assigned to the security upon the sale of such security.

Distribution and Shareholder Services Plans

Distribution Plan

Forward Funds has adopted a distribution plan under Rule 12b-1 (the “Plan”) for Investor Class shares of the Fund that allows the Fund to pay for the sale and distribution of its shares. The Fund may make payments under the Plan for the purpose of financing any activity primarily intended to result in the sale of its shares. In addition, payments under the Plan may be made to banks and their affiliates and other financial intermediaries, including broker-dealers, for the provision of administrative and/or shareholder services for Fund shareholders.

Under the Plan, the Fund may pay one or more persons or entities a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares for service rendered and expenses borne in connection with the provision of distribution, administrative and/or shareholder services with respect to Investor Class shares of the Fund.

Payments available under the Plan may exceed amounts received by broker-dealers or other financial intermediaries in connection with the sale of the Fund’s shares.

Because these 12b-1 fees are paid out of assets attributable to the Fund’s Investor Class shares on an ongoing basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges. Shareholders owning Institutional Class shares of the Fund will not be subject to the Plan or any 12b-1 fees.

The Plan recognizes that Forward Management may use its management or administrative fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Fund shares and/or shareholder services in the form of cash, or if permitted, non-cash payments.

Shareholder Services Plan

Forward Funds has adopted a shareholder services plan (the “Shareholder Services Plan”) with respect to Investor Class and Institutional Class shares of the Fund. Under the Shareholder Services Plan, the Fund is authorized to pay third party service providers a fee at an annual rate of up to 0.15% and up to 0.05% of the Fund’s average daily net assets attributable to Investor Class and Institutional Class shares, respectively, for non-distribution related services to shareholders of Investor Class and Institutional Class shares of the Fund.

Payments available under the Shareholder Services Plan may exceed amounts received by third party service providers for the provision of shareholder services.

Because these shareholder services fees are paid out of assets attributable to the Fund’s Investor Class and Institutional Class shares on an ongoing basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges.

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Additional Payments to Intermediaries

Forward Management or its affiliates may enter into arrangements to make additional payments, also referred to as “revenue sharing,” to certain financial intermediaries or their affiliates. For purposes of these additional payments, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator, third-party administrator, insurance company and/or any other institutions having a selling, administration or any similar arrangement with either Forward Management or its affiliates.

Revenue sharing arrangements occur when Forward Management or its affiliates agree to pay out of their own resources (which may include legitimate profits from providing advisory or other services to the Fund) cash or other compensation to financial intermediaries, in addition to any sales charges, distribution fees, service fees or other expenses paid by the Fund or its shareholders as disclosed in the Fund’s Fees and Expenses tables in this prospectus. Such additional payments are generally based on the average net assets of the Fund, assets held over a certain time period by a certain financial intermediary, and/or sales of the Fund’s shares through a particular financial intermediary. Furthermore, such additional payments are not reflected in and do not change the expenses paid by investors for the purchase of shares of the Fund as disclosed in the Fund’s Fees and Expenses tables in this prospectus.

Revenue sharing arrangements may include payments for various purposes, including but not limited to:

•	payments for providing shareholder recordkeeping, processing, accounting, and/or other administrative or distribution services;
•

payments for placement of the Fund on an intermediary’s list of mutual funds available for purchase by its customers or for including the Fund within a group that receives special marketing focus or are placed on a “preferred list”;

•	“due diligence” payments for an intermediary’s examination of the Fund and payments for providing extra employee training and information relating to the Fund;
•	“marketing support fees” for providing assistance in promoting the sale of Fund shares;
•	provision of educational programs, including information and related support materials; and
•

occasional meals and entertainment, tickets to sporting events, nominal gifts, and travel and lodging (subject to the applicable rules and regulations of the Financial Industry Regulatory Authority, Inc.).

A list of the financial intermediaries with which Forward Management or its affiliates has entered into ongoing contractual arrangements as of January 1, 2011, as described in this section, is contained in the “Additional Payments to Intermediaries” section of the SAI. Forward Management or its affiliates may in the future enter into ongoing contractual arrangements with other financial intermediaries.

Please ask your financial intermediary for more information about these additional payments.

Dividends and Taxes

The Fund expects to declare and pay income dividends and capital gain distributions annually, if available.

Any annual income dividends and/or capital gain distributions are of record and payable in December.

A shareholder will automatically receive all income, dividends, and capital gain distributions in additional full and fractional shares reinvested into their Forward Funds account, unless the shareholder elects to receive dividends or distributions in cash. To elect to receive your dividends in cash or to revoke your election, call (800) 999-6809 or write to us at Forward Funds, P.O. Box 1345, Denver, CO 80201.

FEDERAL TAXES

The following information is meant only as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax advisor for advice about the particular Federal, state, and local or foreign tax consequences to you of investing in a Forward Fund.

Each Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year.

Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. The tax status of a particular distribution will generally be the same for all of a Fund’s shareholders. Except as described below, it does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gain distribution, it will be taxable to you at your long-term capital gain rate.

Dividends attributable to interest are not eligible for the reductions in rates described below. Current tax law (which is scheduled to expire after 2012) generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and on certain qualifying dividends on corporate stock. The Fund does not expect to distribute significant amounts of qualified dividend income. These rate reductions do not apply to corporate taxpayers. A shareholder will also have to satisfy a more than 60 day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed that ordinary income tax rate applicable to the taxpayer. Distributions of earnings from dividends paid by certain “qualifying foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

Dividends declared by a Fund in October, November, or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

21

Dividends and Taxes

Shareholders who are not subject to tax on their income, such as qualified retirement accounts and other tax-exempt investors, generally will not be required to pay tax on distributions.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange a Fund’s shares for shares of another Fund, you may be treated as if you sold them and any gain on the transaction may be subject to Federal income tax. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

As with all mutual funds, a Fund may be required to withhold U.S. Federal income tax at the current rate of 28% (currently scheduled to increase to 31% after 2012) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. Federal income tax liability.

Please see the SAI for additional tax information.

As discussed in the “Fund Summary” section above, the Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or loss or capital gain or loss, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

As discussed in the “Fund Summary” section above, the Fund receives dividends and interest on securities of foreign issuers that may be subject to withholding taxes by foreign governments, and gains from the disposition of those securities also may be subject thereto, which may reduce the Fund’s total return. If the amount of taxes withheld by foreign governments is material and certain requirements are met, a Fund may elect to enable shareholders to claim a foreign tax credit regarding those taxes, subject to certain limitations.

After the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and other distributions paid by the Funds during the preceding year. If you are neither a citizen nor a resident of the United States, each Fund will withhold U.S. Federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the applicable Fund.

The foregoing is only a brief summary of certain federal income tax consequences of investing in the Forward Funds. Please see the SAI for a further discussion. Shareholders should consult a tax advisor for further information regarding the federal, state, and local tax consequences of an investment in shares of a Fund.

Portfolio Holdings Disclosure

Forward Funds discloses the portfolio holdings of the Fund as of the end of each month on its website at www.forwardfunds.com. Portfolio holdings as of month-end are posted on the 21st day of the next succeeding month (or, if the 21st day is not a Business Day, then on the next Business Day).

A description of the Forward Funds’ policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the SAI.

Householding

To avoid sending duplicate copies of materials to households, Forward Funds may mail only one copy of each prospectus and annual and semi-annual report to shareholders having the same address on the Fund’s records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Transfer Agent at (800) 999-6809. You may also notify the Transfer Agent in writing. Individual copies of the prospectus and reports will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

General Information

You can obtain current price, yield, and other performance information on any of the Forward Funds between the hours of 9:00 a.m. and 8:00 p.m., Eastern Time, Monday through Friday by calling (800) 999-6809. You can request shareholder reports that contain performance information. These are available free of charge.

Our shareholders receive unaudited semi-annual reports and annual reports that have been audited by independent accountants. If you have any questions about Forward Funds, write to Forward Funds, P.O. Box 1345, Denver, CO 80201 or call (800) 999-6809. In addition to information available in annual and semi-annual reports, quarterly portfolio holdings information for the first and third fiscal quarters is available on the SEC’s website at www.sec.gov.

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General Information

You should rely only on the information provided in this prospectus and the SAI concerning the offering of the Fund’s shares. We have not authorized anyone to give any information that is not already contained in this prospectus and the SAI. Shares of the Forward Funds are offered only where the sale is legal.

Financial Highlights

The Fund is newly organized and its shares have not previously been offered and, therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared.

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Forward Funds Privacy Policy

Forward Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

•	Information we receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non-affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the Security and Confidentiality of Your Information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Forward Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment advisor or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

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Investment Advisor Forward Management, LLC

Administrator ALPS Fund Services, Inc. Distributor ALPS Distributors, Inc. Counsel Dechert LLP	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Custodian Brown Brothers Harriman & Co. Transfer Agent ALPS Fund Services, Inc.

Forward Endurance Long/Short Fund

Forward Endurance Long/Short Fund

Want More Information?

You can find out more about the Fund by reviewing the following documents:

Annual And Semi-Annual Reports

Our annual and semi-annual reports, when available, list the holdings of the Fund, describe the Fund’s performance, include the Fund’s financial statements, and discuss the market conditions and strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement Of Additional Information

The Statement of Additional Information (“SAI”) contains additional and more detailed information about the Fund and is considered a part of this prospectus. The SAI also contains a description of the Fund’s policies and procedures for disclosing its portfolio holdings.

How Do I Obtain A Copy Of These Documents?

By following one of the four procedures below:

1. Call or write, and copies will be sent to you free of charge: Forward Funds, P.O. Box 1345, Denver, CO 80201, (800) 999-6809. Or go to www.forwardfunds.com and download a free copy.

2. Write to the Public Reference Section of the SEC and ask them to mail you a copy. Public Reference Section of the SEC Washington, D.C. 20549-1520. The SEC charges a fee for this service. You can also drop by the Public Reference Section and copy the documents while you are there. Information about the Public Reference Section may be obtained by calling: (202) 551-8090.

3. Go to the EDGAR database on the SEC’s web site at www.sec.gov and download a free text-only copy.

4. After paying a duplicating fee, you may also send an electronic request to the SEC at publicinfo@sec.gov.

Investment Company Act File No. 811-06722

STAT007 123011

Printed on paper containing recycled content using soy-based inks.

Prospectus

December 31, 2011

Forward Endurance Long/Short Fund

TICKER
Class C	FENCX
Class M	FENMX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. It is a criminal offense to say otherwise.

Forward Funds also offer Institutional Class and Investor Class shares by separate prospectus, which is available upon request.

Forward Endurance Long/Short Fund

Investment Objective

The Fund seeks to provide long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class C or Class M shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS C	CLASS M

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS C	CLASS M

Management Fee	1.50%	1.50%
Distribution (12b-1) Fees	0.75%	N/A
Shareholder Services Fees	0.25%	0.05%
Other Expenses(1)	0.64%	0.64%
Dividend Expense on Short Sales(1)	0.30%	0.30%
Total Other Expenses	0.94%	0.94%
Total Annual Fund Operating Expenses	3.44%	2.49%
Fee Waiver and/or Expense Reimbursement(2)	–0.20%	–0.20%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	3.24%	2.29%

(1)	Other Expenses and Dividend Expense on Short Sales are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Class C shares and Class M shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.94% and 1.99%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class C or Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS C	CLASS M

1 Year	$427	$232
3 Years	$1,038	$756

You would pay the following expenses if you did not redeem your shares:

	CLASS C	CLASS M

1 Year	$327	$232
3 Years	$1,038	$756

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. The Fund has not commenced operations as of the date of this prospectus. Thus, no portfolio turnover rate is provided for the Fund.

Principal Investment Strategies

Under normal conditions, the Fund invests, both long and short, in equity securities of U.S. and non-U.S. issuers, including issuers located in emerging and frontier markets. The Fund may also invest in derivative instruments to gain or manage exposures to the equity markets and individual issuers. The Fund’s derivative investments may include swaps, options, and futures. The Fund may also invest in exchange-traded funds (“ETFs”), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. The Fund’s investments will include holdings across different geographies, industries and sectors. The Fund may invest in equity securities of issuers in all market capitalization ranges, including small capitalization stocks, without limitation. The Fund may also invest in securities that are not publicly traded. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund’s investment strategy is designed to identify trends that may have a disruptive impact on and result in significant changes to global business markets, including new technology developments and the emergence of new industries. The Fund uses an equity-research-driven investment process along with competitive analysis to identify undervalued and overvalued securities. The Fund will take long positions in investments where the Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), expects future price appreciation and short positions in investments where the Advisor expects a decrease in an issuer’s market share or adverse negative impacts to an issuer’s fundamental business operations. The Advisor will actively manage the Fund’s net exposure between long and short positions based upon both current and anticipated changing investment outlooks and the Advisor’s strategic investment process. The Fund’s short positions may equal up to 100% of the Fund’s net asset value. The Advisor also seeks to manage short-term market volatility and business cycles through the use of hedging strategies.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the

1

Forward Endurance Long/Short Fund

Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of it assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”).

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

No Operating History: The Fund has not operated for a full fiscal year and as such has no prior operating history by which an investor can evaluate performance.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS.

2

Forward Endurance Long/Short Fund

Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund has not commenced operations as of the date of this prospectus and the Fund does not yet have a full calendar year of investment returns. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in this fund summary.

Investment Advisor/Portfolio Managers

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: David Readerman, CFA, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer of Forward Management. Mr. Readerman has primary responsibility for the day-to-day management of the Fund. Messrs. Readerman and O’Donnell have managed the Fund since its inception.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open).

Class C Shares:

Initial purchases of Class C shares of the Fund cannot be made directly from Forward Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor. You may make subsequent purchases or sell (redeem) all or part of your Fund shares: (i) through a financial intermediary, (ii) directly from Forward Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class C shares must be $100 or more.

Class M Shares:

Class M shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Class M shares of the Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

Security Types of the Fund

The security types in which the Fund may invest (as discussed in the Fund’s “Fund Summary” section above) are as follows:

Asset-Backed Securities

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

Debt Securities

The Fund may invest in short- and/or long-term debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds (including convertible bonds), government securities, and mortgage- and other asset-backed securities.

Depositary Receipts

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include, but are not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts, and Brazilian Depositary Receipts. Depositary receipts may be sponsored or unsponsored.

Derivatives

The Fund may invest in derivatives, which are securities whose value “derives” from the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, and similar instruments. The Fund will segregate or “earmark” assets determined by Forward Management to be liquid in accordance with procedures established by the Board of Trustees to cover its derivative obligations.

Dollar Rolls and Reverse Repurchase Agreements

The Fund may enter into dollar rolls and reverse repurchase agreements. When the Fund enters into a dollar roll or reverse repurchase agreement, the Fund sells securities to be delivered in the current month and repurchases substantially similar (same type and coupon) securities to be delivered on a specified future date by the same party. The Fund is paid the difference between the current sales price and the forward price for the future purchase, as well as the interest earned on the cash proceeds of the initial sale.

Entering into dollar rolls and reverse repurchase agreements by the Fund may be considered a form of borrowing for some purposes. As such, the Fund will segregate or “earmark” assets determined by Forward Management to be liquid in accordance with procedures established by the Board of Trustees to cover its obligations under dollar rolls and reverse repurchase agreements.

Emerging Market Securities and Frontier Market Securities

Investment in emerging market securities and frontier market securities includes both direct investment in such securities as well as investment in securities with exposure to the returns of an emerging market or frontier market.

Emerging market countries are those included in the Credit Suisse Emerging Market Corporate Bond Index, or similar market indices. Generally, emerging market countries are considered to include all countries except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

Frontier market countries are those included in the MSCI Frontier Emerging Markets Index, or similar market indices, and the smaller of the traditionally-recognized emerging markets. Generally, frontier market countries are considered to include all countries except the developed markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States, and the larger traditionally-recognized emerging markets of Taiwan, Hong Kong, Singapore, Korea, Mexico, South Africa, Brazil, India, China, and Russia.

An issuer of a security generally will be considered to be located in a particular emerging market country or frontier market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Equity Securities and Convertible Securities

Equity securities, such as common stock and preferred stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Certain types of equity securities, such as warrants, are sometimes attached to or acquired in connection with debt securities. Preferred stocks pay dividends at a specified rate and have precedence over common stock as to the payment of dividends.

Convertible securities are generally preferred stocks and other securities, including certain fixed-income securities and warrants, that are convertible into or exercisable for common stock at a stated price. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock.

4

Security Types of the Fund

Exchange-Traded Funds (“ETFs”)

ETFs are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of the Fund investing in an ETF will indirectly bear those costs. The Fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Exchange-Traded Notes (“ETNs”)

ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of market benchmarks. ETNs are not equities or index funds, but they do share several characteristics. For example, like equities, they trade on an exchange and can be shorted. Like an index fund, they are linked to the return of a benchmark index.

Government-Sponsored Enterprises (“GSEs”)

GSEs are privately-owned corporations created by Congress to provide funding and help to reduce the cost of capital for certain borrowing sectors of the economy such as homeowners, students, and farmers. GSE securities are generally perceived to carry the implicit backing of the U.S. Government, but they are not direct obligations of the U.S. Government and are not guaranteed by the U.S. Government. As such, GSEs are different from “agencies,” which have the explicit backing of the U.S. Government.

Holding Company Depositary Receipts (“HOLDRs”)

HOLDRs are securities that represent ownership in the common stock or American Depositary Receipts of specified companies in a particular industry, sector or group. An investment in a HOLDR allows the Fund to buy and sell an entire collection of common stocks in a single transaction.

Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Generally, a security is considered illiquid if it cannot be disposed of in the ordinary course of business within seven days at approximately the price at which the Fund has valued the investment.

International Securities (Generally)

International securities include both direct investment in such securities as well as investment in securities with exposure to the returns of an international market. Generally, international countries are considered to include all countries except the United States.

An issuer of a security generally will be considered to be located in a particular country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Investment Grade Debt Securities

Investment grade debt securities are securities rated as investment grade by a nationally recognized statistical ratings organization (“NRSRO”) (e.g., rated in the “Baa” category or above by Moody’s Investors Service (“Moody’s”), or in the “BBB” category or above by Standard & Poor’s Corporation (“S&P”) or Fitch Investors Service (“Fitch”)) at the time of purchase, or, if unrated, are determined to be of the same quality by Forward Management. Generally, debt securities in these categories should have adequate capacity to pay interest and repay principal.

Lower-Rated Debt Securities

Lower-rated debt securities (often referred to as “high yield” or “junk” bonds) are securities rated below investment grade by an NRSRO (e.g., rated below the “Baa” category by Moody’s, or rated below the “BBB” category by S&P or Fitch) at the time of purchase, or, if unrated, are determined to be of the same quality by Forward Management. Generally, debt securities in these categories are considered speculative with regard to the issuer’s capacity to pay interest and repay principal, and may be in default. Lower-rated debt securities are often issued as a result of corporate restructurings such as leveraged buyouts, mergers, acquisitions, or other similar events. They also may be issued by less creditworthy or highly-leveraged companies, which are generally less able than more financially stable firms to make scheduled payments of interest and principal.

Money Market Securities

Money market securities are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy certain of the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security’s maturity.

Mortgage-Related Securities

Mortgage-related securities are interests in pools of mortgages. Payment of principal or interest generally depends on the cash flows generated by the underlying mortgages. Mortgage-related securities may be U.S. Government securities or issued by a bank or other financial institution.

5

Security Types of the Fund

Real Estate-Related Company

A company is considered to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (“REITs”) that own property and mortgage REITs that make short-term construction and development mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies, and financial institutions that issue or service mortgages.

A REIT is a type of U.S. real estate company that is dedicated to owning and usually operating income producing real estate or to financing real estate. REITs are not subject to U.S. corporate income tax provided they comply with a number of tax requirements, including the annual distribution to stockholders of at least 90% of their net income. A number of countries around the world have adopted, or are considering adopting, similar REIT-like structures pursuant to which these companies are not subject to corporate income tax in their home countries provided they distribute a significant percentage of their net income each year to stockholders and meet certain other requirements.

Repurchase Agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, the Fund agrees to buy a security at one price and simultaneously agrees to sell it back at an agreed upon price on a specified future date. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Securities Issued by Other Investment Companies

Investment companies are corporations, trusts, or partnerships that invest pooled shareholder dollars in securities appropriate to the organization’s objective. Mutual funds, closed-end funds, and unit investment trusts are the three types of investment companies. The Fund may invest in securities of other investment companies, including ETFs. By investing in another investment company, the Fund will indirectly bear any asset-based fees and expenses charged by the underlying investment company in which the Fund invests.

Restrictions on Investments – Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”). Absent an available exemption, the Fund may not: (i) acquire more than 3% of the voting securities of any other investment company; (ii) invest more than 5% of its total assets in securities of any one investment company; or (iii) invest more than 10% of its total assets in securities of all investment companies.

ETFs – Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the statutory limitations discussed above, subject to certain conditions. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Structured Notes

A structured note is a debt obligation that may contain an embedded derivative component with characteristics that adjust the security’s risk/return profile. The return performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. A structured note is a hybrid security that attempts to change its profile by including additional modifying structures.

Swaps

Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a “notional amount” (i.e., a return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or in a “basket” of securities representing a particular index).

TBAs

A TBA (To Be Announced) transaction is a contract for the purchase or sale of a mortgage-backed security for future settlement at an agreed upon date but does not include a specified mortgage pool number, number of mortgage pools, or precise amount to be delivered.

U.S. Government Securities

U.S. Government securities are high quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

When-Issued, Delayed-Delivery and Forward Commitments

The Fund may purchase securities on a when-issued basis, may purchase and sell such securities on a delayed-delivery basis, and may enter into contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (i.e., forward commitments). The Fund will segregate or “earmark” assets determined by Forward Management to be liquid in accordance with procedures established by the Board of Trustees to cover its obligations with respect to any when-issued securities, delayed-delivery securities or forward commitments. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated or “earmarked” to cover these positions.

6

Additional Investment Strategies and Risks

In addition to the principal strategies and risks identified above, the following non-principal strategies and risks apply to the Fund.

Lending of Portfolio Securities

In order to generate additional income, the Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the Fund, the Fund could experience delays in recovering its securities and possible capital losses.

Changes of Investment Objectives and Investment Policies

The investment objective of the Fund is non-fundamental and may be changed without a vote of the holders of a majority of the outstanding shares of the Fund.

Defensive Positions; Cash Reserves

Under adverse market conditions or to meet anticipated redemption requests, the Fund may not follow its principal investment strategy. Under such conditions, the Fund may invest without limit in money market securities, U.S. Government obligations, and short-term debt securities. This could have a negative effect on the Fund’s ability to achieve its investment objective. Although the issuers of certain federal agency securities or government-sponsored entity securities in which the Fund may invest (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks (“FHLB”), and other government-sponsored entities) may be chartered or sponsored by Acts of Congress, the issuers are not funded by Congressional appropriations, and their securities are neither guaranteed nor issued by the United States Treasury.

The Fund is authorized to invest its cash reserves (funds awaiting investment) in the specific types of securities to be acquired by the Fund or cash to provide for payment of the Fund’s expenses or to permit the Fund to meet redemption requests. The Fund also may create equity or fixed-income exposure for cash reserves through the use of options or futures contracts in accordance with its investment objectives to minimize the impact of cash balances. This will enable the Fund to hold cash while receiving a return on the cash that is similar to holding equity or fixed-income securities.

Management Risk

The strategy used by Forward Management may fail to produce the intended result or Forward Management’s judgment about the attractiveness of a particular sector or security may prove to be incorrect.

Market Risk

Securities markets are volatile and can decline significantly in response to issuer, political, market, and economic developments. Historically, markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. The Fund’s portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Additional Information Regarding Investment Strategies

With respect to any percentage restriction on investment or use of assets discussed in the “Fund Summary” section above, if such a percentage restriction is adhered to at the time a transaction is effected, a later increase or decrease in such percentage resulting from changes in values of securities or loans or amounts of net assets or security characteristics will not be considered a violation of the restriction. Any such changes in percentages do not require the sale of a security, but rather Forward Management will consider which action is in the best interest of the Fund and its shareholders, including the sale of the security.

Other Investments Techniques and Risks

The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Fund to additional risks. Please review the Statement of Additional Information (“SAI”) for more information about the additional types of securities in which the Fund may invest and their associated risks.

Discussion of Principal and Non-Principal Risks

There are inherent risks associated with the Fund’s principal investment strategies. The factors that are most likely to have a material effect on the Fund’s investment portfolio as a whole are called “principal risks.” The principal risks of the Fund are summarized in the Fund’s “Fund Summary” section above and further described below along with the non-principal risks of the Fund. The Fund may be subject to additional risks other than those described because the types of investment made by the Fund may change over time. Because the Fund may invest in other investment companies, it will be subject to the same risks of the other investment companies to the extent of their investment. For additional information regarding risks of investing in the Fund, please see the SAI.

Borrowing

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of the Fund. Borrowing will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities

7

Discussion of Principal and Non-Principal Risks

purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund. Successful use of borrowing depends on the ability of Forward Management to correctly predict interest rates and market movements, and there is no assurance that the use of borrowing will be successful. Capital raised through leverage will be subject to interest costs, which may fluctuate with changing market rates of interest. The Fund may also be required to pay fees in connection with borrowings (such as loan syndication fees or commitment and administrative fees in connection with a line of credit) and it might be required to maintain minimum average balances with a bank lender, either of which would increase the cost of borrowing over the stated interest rate. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Some of the Fund’s portfolio securities may also be leveraged and will therefore be subject to the leverage risks described above. This additional leverage may, under certain market conditions, reduce the net asset value of the Fund.

Cash and Cash Equivalents

The holding by the Fund of a substantial portion of it assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Currency Transactions

If a security is denominated in a foreign currency, the value of the security will fluctuate if there is a change in currency exchange rates or exchange control regulations. Adverse currency fluctuations will reduce the value of the Fund’s shares. Costs are incurred by the Fund in connection with conversions between currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payments of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Currency risks are greater in lesser developed markets, where there is a higher risk of currency depreciation, and can be unpredictably affected by external events. In some situations, Forward Management may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country as a result of these potential risks.

The Fund manager is authorized to hedge against currency risks but is not required to do so and may choose not to do so because of the cost, the manager’s investment philosophy, or other reasons. There is no assurance that attempts to hedge currency risk will be successful if utilized and such attempts may have the effect of limiting the gains from favorable market movements.

Debt Securities

The Fund may invest in short-term and/or long-term debt securities. Debt securities in which the Fund may invest are subject to several types of investment risk. They may have market or interest rate risk, which means their value will be affected by fluctuations in the prevailing interest rates. Bonds are subject to the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of the Fund’s investments in bonds. Investments in these types of securities pose the risk that Forward Management’s forecast of the direction of interest rates might be incorrect.

Debt securities are subject to credit risk, which is the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity. The credit quality of a bond or fixed-income holding could deteriorate as a result of a bankruptcy or extended losses. There is no guarantee that a sovereign government will support certain government sponsored entity securities and, accordingly, these securities involve a risk of non-payment of principal and interest. In addition, the value of the Fund’s debt securities will generally decline if the credit rating of the issuer declines, and an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

Call or income risk exists with respect to corporate bonds during periods of falling interest rates because of the possibility that securities with high interest rates will be prepaid or “called” by the issuer before they mature. The Fund would have to reinvest the proceeds at a possibly lower interest rate. The Fund may also be subject to event risk, which is the possibility that corporate debt securities held by the Fund may suffer a substantial decline in credit quality and market value if the issuer restructures.

Debt securities generally increase in value during periods of falling interest rates and decline in value if interest rates increase. Usually, the longer the remaining maturity of a debt security is, the greater the effect interest rate changes have on its market value.

Depositary Receipts

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include, but are not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts, and Brazilian Depositary Receipts. Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts are organized independently, without the cooperation of the issuer of the underlying securities. As a result, there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices may be more volatile than if such instruments were sponsored by the issuer. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives

The Fund may invest in derivatives, which are securities whose value is based on the value of another security or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, and similar instruments. There is limited consensus as to what constitutes a “derivative.” For the Fund’s purposes, derivatives may also include customized baskets or options (which may incorporate other securities directly and also various derivatives including common stock, options, and futures)

8

Discussion of Principal and Non-Principal Risks

structured as agreed upon by a counterparty, as well as specially structured types of mortgage- and asset-backed securities whose value is linked to foreign currencies. The Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested.

Investing for hedging purposes or to increase the Fund’s return may result in certain additional transaction costs that may reduce the Fund’s performance. The Fund may use a variety of currency hedging techniques to attempt to hedge exchange rate risk or gain exposure to a particular currency. When used for hedging purposes, no assurance can be given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged. Because the markets for certain derivative instruments are relatively new, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes and there can be no assurance that a particular derivative position will be available when sought by Forward Management or, if available, that such techniques will be utilized by Forward Management.

The market value of derivative instruments and securities may be more volatile than that of other instruments, and each type of derivative instrument may have its own special risks, including the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates, and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. The value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track.

Derivatives are subject to a number of other risks, including liquidity risk (the possibility that the derivative may be difficult to purchase or sell and Forward Management may be unable to initiate a transaction or liquidate a position at an advantageous time or price), leverage risk (the possibility that adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative), interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations), and counterparty risk (the risk that a counterparty may be unable to perform according to a contract, and that any deterioration in a counterparty’s creditworthiness could adversely affect the instrument). In addition, because derivative products are highly specialized, investment techniques and risk analyses employed with respect to investments in derivatives are different from those associated with stocks and bonds. Finally, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Derivative instruments are also subject to the risk that the market value of an instrument will change to the detriment of the Fund. If Forward Management inaccurately forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives, the Fund might have been in a better position if it had not entered into the transaction at all. Some strategies involving derivative instruments can reduce the risk of loss, but they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other investments held by the Fund. The Fund may also have to buy or sell a security at a disadvantageous time or price because regulations require funds to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

The SAI provides a more detailed description of the types of derivative instruments in which the Fund may invest and their associated risks.

Emerging Market and Frontier Market Securities

The Fund may invest in emerging market and frontier market securities. Emerging market and frontier market securities may offer greater investment value, but they may present greater investment risks than investing in the securities of U.S. companies. Emerging market and frontier market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties, and extreme poverty and unemployment. In addition, investments in emerging market and frontier market securities are subject to the following risks:

•	Greater likelihood of economic, political or social instability;
•	Less liquid and more volatile stock markets;
•	Lower trading volume of markets;
•	Greater possibility of expropriation, nationalization, confiscatory taxation or foreign exchange controls;
•	Governmental restrictions on currency conversion or trading;
•	Difficulties in accurately valuing emerging market and frontier market securities or selling them at their fair value, especially in down markets;
•	Greater possibility of imposition of international sanctions or embargoes on emerging market or frontier market countries;
•	A lack of government regulation and different legal systems, which may result in difficulty in enforcing judgments;
•	The contagious effect of market or economic setbacks in one country on another emerging market country;
•	Immature economic structures; and
•	The availability of less information about emerging market and frontier market companies because of less rigorous accounting and regulatory standards.

Equity Securities

The Fund may invest in equity securities, which include common, preferred, and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. The price of equity securities can fluctuate, at times dramatically, based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by the Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services, and a company’s performance may also be impacted by developments affecting the particular issuer or its industry or geographic sector. As a result, individual companies may not perform as anticipated. Furthermore, stock markets in which the Fund invests may experience periods of turbulence and instability and domestic and global economies may go through periods of decline and change, which may negatively impact the price of equity securities.

9

Discussion of Principal and Non-Principal Risks

The Fund may invest in securities of varying market capitalizations. Investments in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations, like those with small market capitalizations, can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

Convertible securities, like fixed-income securities, tend to increase in value when interest rates decline and decrease in value when interest rates increase and may also be affected by changes in the value of the underlying common stock into which the securities may be converted. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates and more volatile than convertible securities with shorter maturities. In addition, issuers of convertible securities that pay fixed interest and dividends may default on interest or principal payments, and an issuer may have the right to buy back certain convertible securities at a time and a price that is unfavorable to the Fund.

Exchange-Traded Funds (“ETFs”)

The Fund’s investment in ETFs will be subject to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund. In addition to brokerage costs associated with the Fund’s purchase and sale of shares of ETFs, the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. The market value of an ETF share may differ from its net asset value and there may be times when an ETF share trades at a premium or discount to its net asset value.

Many ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of a corresponding market index or basket of securities, and the value of their shares should, under normal circumstances, closely track the value of the underlying component stocks. ETFs generally do not buy or sell securities, except to the extent necessary to conform their portfolios to the corresponding index. Because an ETF has operating expenses and transaction costs, while a market index or basket of securities does not, ETFs that track particular indices or baskets of securities typically will be unable to match the performance of the index or basket of securities exactly. Investment in the Fund should be made with the understanding that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices or baskets of securities they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other ETF expenses, whereas such transaction costs and expenses are not included in the calculation of the total returns of the indices or baskets of securities. Certain securities comprising the indices or baskets of securities tracked by the ETFs may, from time to time, temporarily be unavailable.

Exchange-Traded Notes (“ETNs”)

The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. If the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses associated with investment in such securities, which will reduce the amount of return on investment at maturity or redemption. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity. There are no periodic interest payments for ETNs and principal is not protected. It may be difficult for the Fund to sell its ETN holdings due to limited availability of a secondary market.

Foreign Securities

Investments in foreign securities may present more risk than investing in U.S. securities due to a number of factors. In particular, as a result of investing in foreign securities, the Fund may be subject to increased risk of loss caused by any of the factors listed below:

•	Unstable political, social, and economic conditions;
•	Lower levels of liquidity and market efficiency;
•	Greater securities price volatility;
•	Currency exchange rate fluctuations, exchange control, and restrictions or prohibitions on the repatriation of foreign currencies;
•	Less availability of adequate or accurate public information about issuers;
•	Limitations on foreign ownership of securities;
•	Imposition of withholding taxes, other taxes or exit levies;
•	Imposition of restrictions on the expatriation of funds or other assets of the Fund;
•	Higher transaction and custody costs and delays in settlement procedures;
•	Difficulties in enforcing contractual obligations;
•	Lower levels of regulation of the securities market and other differences in the way securities markets operate;
•	Weaker accounting, disclosure, and reporting requirements; and
•

Legal principles relating to corporate governance, directors’ fiduciary duties and liabilities, and stockholders’ rights in markets in which the Fund invests may not be as extensive as those that apply in the United States.

In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position. Investments in emerging markets in particular involve even greater risks such as immature economic structures and different legal systems.

10

Discussion of Principal and Non-Principal Risks

Government-Sponsored Enterprises (“GSEs”)

Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. GSE debt is generally considered to be of high credit quality due to the implied backing of the U.S. Government, but ultimately it is the sole obligation of its issuer. For that reason, securities issued by GSEs are considered to carry somewhat greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Growth Stocks

Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. The market prices of companies believed to have good prospects for revenues and earnings growth tend to reflect those expectations. When it appears those expectations will not be met, the prices of these securities typically fall. In addition, if the market does not come to share Forward Management’s assessment of an investment’s long-term growth, the Fund may underperform other mutual funds or stock indexes.

Hedging

The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain. Among other things, these negative effects can occur if the market moves in a direction that Forward Management does not expect or if the Fund cannot close out its position in a hedging instrument.

Liquidity Risk

Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity if its credit rating falls, it experiences sudden unexpected cash outflows, or some other event causes counterparties to avoid trading with or lending to the institution. A firm is also exposed to liquidity risk if markets on which it depends are subject to loss of liquidity. Derivative based securities and privately issued mortgage-related securities and other asset-backed securities, which do not have a government or government-sponsored guarantee, that are subject to substantial market and credit risk may have greater liquidity risk. Less liquid securities may trade infrequently, trade at a smaller volume, and be quite volatile. This means that they may be harder to purchase or sell at a fair price or quickly enough to prevent or minimize loss.

Lower-Rated Debt Securities

Securities rated below investment grade and comparable unrated securities are often referred to as “high yield” or “junk” bonds. Investing in lower-rated securities involves special risks in addition to the risks associated with investments in higher-rated debt securities, including a high degree of credit risk, and the Fund that concentrates its investments in junk bonds is therefore subject to substantial credit risk. Although they may offer higher yields than higher-rated securities, high-risk, low-rated debt securities, and comparable unrated debt securities generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities, which could substantially adversely affect the market value of the security. Issuers of junk bonds may be more susceptible than other issuers to economic downturns. In addition, the markets in which low-rated and comparable unrated debt securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities may diminish the Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low-rated or unrated debt securities may also make it more difficult for the Fund to obtain accurate market quotations for the purposes of valuing its portfolios.

Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of the Fund to achieve its investment objective may, to the extent of investment in low-rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher-rated securities. The use of credit ratings as the sole method of evaluating lower-rated securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of lower-rated securities. In addition, credit quality in the high yield bond market can change suddenly and unexpectedly, and credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was most recently rated. As a result, even recently issued credit ratings may not fully reflect the actual risks of a particular high yield bond. Forward Management may or may not rely solely on ratings issued by established credit rating agencies, and may utilize these ratings in conjunction with its own independent and ongoing credit analysis.

Mortgage-Related and Other Asset-Backed Securities

A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

Mortgage-backed securities are subject to extension risk, which is the risk that if the Fund that holds mortgage-backed securities, it may exhibit additional volatility during periods of rising interest rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

11

Discussion of Principal and Non-Principal Risks

No Operating History

A newly organized Fund that has not operated for a full fiscal year has no prior operating history by which an investor can evaluate performance.

Non-Diversification

The Fund is non-diversified and is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. The Fund must, however, comply with tax diversification regulations, which require it to be diversified at each quarter end with respect to at least half of its assets.

Overseas Exchanges

The Fund may engage in transactions on a number of overseas stock exchanges. Market practices relating to clearance and settlement of securities transactions and custody of assets can potentially pose an increased risk to the Fund and may involve delays in obtaining accurate information on the value of securities (which may, as a result, affect the calculation of the Fund’s net asset value per share).

The Fund may engage in transactions in the stock markets of emerging market countries. Emerging market country stock markets, in general, are less liquid, smaller, and less regulated than many of the developed country stock markets. Purchases and sales of investments may take longer than would otherwise be expected on developed stock markets and transactions may need to be conducted at unfavorable prices.

Portfolio Turnover

The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. The Fund’s portfolio turnover rate will vary from year to year.

The calculation of the Fund’s portfolio turnover rate excludes purchases and sale of short positions. To the extent the Fund engages in short sales, the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Real Estate Securities and REITs

Investments in opportunities in the real estate industry or investments in real estate-related securities have certain risks associated with investments in entities focused on real estate activities.

Real estate investment trusts or “REITs” are issuers that invest in interests in real estate, including mortgages. Investing in REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants. REITs may not be diversified and are subject to heavy cash flow dependency and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income under the Code, and failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, trade less frequently and in a limited volume, and be subject to more abrupt or erratic price movements than more widely held securities. In addition, the organizational documents of a REIT may give the trust’s sponsors the ability to control the operation of the REIT even though another person or entity could own a majority of the interests of the trust. These trusts may also contain provisions which would delay or make a change in control of the REIT difficult.

The Fund is also subject to the risks associated with direct ownership of real estate. Real estate values can fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates, and defaults by borrowers or tenants. The value of equities that service the real estate business sector may also be affected by such risks.

Restricted and Illiquid Securities

Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized non-U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. If a security is illiquid, the Fund may not be able to sell the security at a time and/or price at which Forward Management might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition.

Restricted securities (i.e., securities subject to legal or contractual restrictions on resale) may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Repurchase Agreements

Repurchase agreements are transactions in which an institution (e.g., a bank or securities firm) sells the Fund a security at one price and agrees to repurchase that security at a higher price, normally within a seven day period. Each repurchase agreement entered into by the Fund will be fully collateralized at all times during the period of the agreement by securities in which the Fund can invest. If a seller becomes subject to bankruptcy or other insolvency proceedings or fails to repurchase a security from the Fund, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

12

Discussion of Principal and Non-Principal Risks

Securities Issued by Other Investment Companies

The Fund may invest in shares of other investment companies, such as mutual funds, ETFs, HOLDRs, unit investment trusts, and closed-end funds, to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in another investment company exposes the Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

Short Sales

The Fund’s use of short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of the Fund. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities or the price of the security is otherwise rising, a “short squeeze” could occur, causing the security’s price to rise and making it more likely that the Fund will have to cover its short position at an unfavorable price. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile. In rising securities markets, the Fund’s risk of loss related to short selling will be greater than in declining securities markets. Over time, securities markets have risen more often than they have declined.

Short sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition.

Small and Medium Capitalization Stocks

Smaller companies may offer greater investment value, but they may present greater investment risks than investing in the securities of large companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength. Small capitalization stocks may be traded over the counter or listed on an exchange.

Tax

The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Value Stocks

Although the Fund may invest in securities that Forward Management believes to be undervalued, such securities may, in fact, be appropriately priced. There is no guarantee that the price of a security believed to be undervalued will not decline. In addition, the markets may favor growth stocks over stocks that are undervalued.

Management of the Fund

INVESTMENT ADVISOR/PORTFOLIO MANAGERS

Forward Management serves as investment advisor to the Fund. Forward Management is located at 101 California Street, Suite 1600, San Francisco, California 94111. As of December 31, 2010, Forward Management had approximately $5.97 billion of assets under management.

Forward Management has the authority to manage the Fund in accordance with the investment objective, policies, and restrictions of the Fund, subject to general supervision of the Trust’s Board of Trustees. Forward Management has managed the Forward Funds since September 1998 and the Forward Funds are its principal investment advisory clients. Forward Management directly manages the Fund’s assets without the use of a sub-advisor. Forward Management also provides the Fund with ongoing management supervision and policy direction.

The Fund pays a management fee to Forward Management for its services as investment advisor to the Fund. The fee is computed daily and paid monthly at the annual rate of 1.50% based on the average daily net assets of the Fund.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory contract of the Fund will be available in the Forward Funds’ semi-annual report for the period ending June 30, 2012.

13

Management of the Fund

The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are:

David Readerman. Mr. Readerman has been a Portfolio Manager with Forward Management since December 2010. Mr. Readerman currently has co-primary responsibility for the day-to-day management of the Forward Small Cap Equity Fund. From July 2003 to February 2010, Mr. Readerman held the position of Senior Vice President of Investment Research at Marsico Capital Management. Mr. Readerman was a Founding Partner and Equity Growth Strategist for Thomas Weisel Partners (December 1999 to June 2003); Partner and Lead Equity Research Analyst, Software & Internet for Montgomery Securities (1992 to December 1999); Equity Research Analyst, Software & Data Services for Lehman Brothers (1987 to 1992); and Equity Research Analyst, Software & Data Services for Smith Barney (1983 to 1987). Mr. Readerman is a Chartered Financial Analyst and holds an MBA. Mr. Readerman has managed the Fund since its inception.

Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management. He has held this position since July 2006. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an M.B.A. Mr. O’Donnell has managed the Fund since its inception.

The SAI contains additional information about portfolio manager compensation, other accounts managed by the portfolio managers, and their ownership of securities in the Fund.

HIRING SUB-ADVISORS WITHOUT SHAREHOLDER APPROVAL

Forward Management and Forward Funds have received an exemptive order from the SEC that permits Forward Management, subject to the approval of the Board of Trustees, to hire and terminate non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for the Fund without shareholder approval. Pursuant to such exemptive relief, shareholders of the affected Fund will be notified of sub-advisor changes within 90 days after the effective date of such change.

Valuation of Shares

The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is based on the Fund’s net asset value (“NAV”). The NAV per share for a Fund for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of shares of the Fund that have already been issued.

The NAV per share of a Fund (and each class of shares) is usually determined and its shares are priced as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each Business Day. A “Business Day” is a day on which the NYSE is open for trading. Currently, the NYSE is typically closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

When you buy shares, you pay the NAV per share. When you sell shares, you receive the NAV per share. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) on each Business Day. It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to the Fund. Orders received by financial intermediaries after the close of trading on the NYSE will be confirmed at the next computed offering price.

The NAV per share of a Fund will fluctuate as the market value of the Fund’s investments changes. The NAV of different classes of shares of the Fund will differ due to differing class expenses. A Fund’s assets are valued generally by using available market quotations or at fair value, as described below, as determined in good faith in accordance with procedures established by, and under direction of, the Board of Trustees.

Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter markets, and that are freely transferable will be valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there has been no sale that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts will be valued at either the last available sale price, or at fair value, as discussed below.

In cases in which securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market.

Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available will be valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized cost if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless the Board of Trustees determines that this method does not represent fair value). For most debt securities, Forward Funds receives pricing information from independent pricing vendors (approved by the Board of Trustees) which use multiple valuation techniques to determine market value. In instances where sufficient market activity exists, the independent pricing vendors may utilize a market-based approach through which quotes from market makers are used to determine market value. In instances where sufficient market activity may not exist or is limited, the independent pricing vendors may also utilize proprietary valuation models which may consider market characteristics such as benchmark

14

Valuation of Shares

yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the value. In the event valuation information is not available from third party pricing vendors for a debt security held by the Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities, as discussed below. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures, and swap contracts for which market quotations are readily available will be valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities. If quotes are not available from a third party pricing service or one or more dealers, quotes shall be determined based on the fair value of such securities, as discussed below.

Options on securities and options on indexes will be valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally will be valued based on quotes received from a third party pricing service or one or more dealers that make markets in such securities, or at fair value, as discussed below.

To the extent that a Fund holds securities listed primarily on a foreign exchange that trade on days when the Fund is not open for business or the NYSE is not open for trading, the value of the portfolio securities may change on days that you cannot buy or sell shares. To the extent that a Fund invests in foreign securities that are principally traded in a foreign market, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of portfolio securities of foreign issuers used in such calculation. Therefore, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined in good faith through the consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Assets and liabilities denominated in foreign currencies will have a market value converted into U.S. dollars at the prevailing foreign currency exchange daily rates as provided by a pricing service. Forward currency exchange contracts will have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Prevailing foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m., Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m., Eastern Time, which approximates the close of the London Exchange.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies, which are priced as equity securities in accordance with procedures established by, and under direction of, the Board of Trustees.

Forward Funds has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable, as well as under other circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security or (ii) when events occur after the close of the exchange on which a portfolio security is principally traded that are likely to have changed the value of the security. When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. The fair value of certain of a Fund’s securities may be determined through the use of a statistical research service or other calculation methodology. Forward Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. While fair values determined pursuant to Forward Funds’ procedures are intended to represent the amount a Fund would expect to receive if the fair valued security were sold at the time of fair valuation, the fair value may not equal what the Fund would receive if it actually were to sell the security as of the time of pricing.

Because the Fund may invest in below investment grade securities and securities of small capitalization companies, which may be infrequently traded and therefore relatively illiquid, and foreign securities, the valuation of which may not take place contemporaneously with the calculation of the Fund’s NAV, the Fund may be subject to relatively greater risks of market timing, and in particular, a strategy that seeks to take advantage of inefficiencies in market valuation of these securities because of infrequent trading. For this reason, the Fund may, at times, fair value some or all of its portfolio securities in order to deter such market timing.

Purchasing Shares

HOW TO BUY SHARES

Class C Shares

Initial purchases of Class C shares cannot be made directly from Forward Funds and must be made through a financial intermediary that has established an agreement with the Fund’s Distributor. The Fund or certain classes thereof may not be available for purchase in your state of residence. Please check with your financial intermediary to ensure your eligibility to purchase the Fund or a class of the Fund.

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Purchasing Shares

To open an account and make an initial purchase you must complete an Account Application obtained from your financial intermediary that has established an agreement with the Fund’s Distributor. A completed Account Application must include your valid taxpayer identification number, street address, name, and date of birth. You may be subject to penalties if you falsify information with respect to your taxpayer identification number.

After an account has been established for you, you can make subsequent purchases of Class C shares of the Fund through your financial intermediary or from the Fund, provided that your financial intermediary maintains an agreement with the Fund’s Distributor. To purchase shares by mail, send your instruction and a check to the Fund at P.O. Box 1345, Denver, CO 80201.

Requests must be received prior to the close of the NYSE, normally 4:00 p.m., Eastern Time. If a purchase order is not marked “Same Day Settlement,” the Transfer Agent must receive payment for shares by 12:00 p.m., Eastern Time, on the business day following the purchase request. As described in “Pricing of Fund Shares” below, when you purchase shares you will pay the NAV that is next calculated after we receive your order.

Depending upon the terms of your account, you may pay account fees for services provided in connection with your investment in Class C shares of the Fund. Financial intermediaries may charge their customers a transaction or service fee. Your financial intermediary can provide you with information about these services and charges. You should read this prospectus in conjunction with any such information you receive from your financial intermediary.

You may be prevented from making subsequent purchases of Class C shares of the Fund if you do not have a financial intermediary assigned to your account. Although you will be allowed to maintain your existing investment in Class C shares of the Fund, if you would like to make a subsequent purchase of shares of the Fund when you do not have a financial intermediary assigned to your account you must either (i) engage a new financial intermediary that has established an agreement with the Fund’s Distributor to purchase Class C shares; or (ii) make the subsequent purchase in a class of shares that does not require a financial intermediary.

Class M Shares

Class M shares may only be purchased through asset allocation, wrap fee, and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor, and through group retirement plans. These financial intermediaries and group retirement plans will purchase Class M shares at net asset value through an omnibus account arrangement. The use of Class M shares will depend on the structure of the program offered by a particular financial intermediary or the particular group retirement plan.

Class M shares may also be purchased by officers, directors, trustees, and employees of Forward Funds, Forward Management and their affiliates.

Depending upon the terms of the program offered by your financial intermediary, your financial intermediary may charge transaction or service fees in connection with your investment in Class M shares of the Fund. Your financial intermediary can provide you with information about these services and charges. You should read this prospectus in conjunction with any such information you receive.

SHARE CLASSES

When you purchase shares of the Fund, you must choose a share class. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. The Fund contained in this prospectus also offers additional classes of shares pursuant to separate prospectuses. Information on such other share classes can be requested by calling (800) 999-6809.

Factors you should consider in choosing a class of shares include

•	How long you expect to own the shares
•	How much you intend to invest
•	Total expenses associated with owning shares of each class
•	Whether you qualify for any reduction or waiver of sales charges

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.

Minimum Initial Investment Amount for Class C Shares

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments in Class C shares must be $100 or more. Financial intermediaries may charge their customers a transaction or service fee.

Forward Funds has the discretion to waive or reduce any of the above minimum investment requirements.

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Purchasing Shares

Automatic Investment Plan for Class C Shares

Forward Funds offers an Automatic Investment Plan for current and prospective investors in which you may make monthly investments in one or more of the Funds. The minimum initial investment amount is $500 and minimum subsequent investments are $100. Sums for investment will be automatically withdrawn from your checking or savings account on the day you specify. If you do not specify a day, the transaction will occur on the 20th of each month or the next Business Day if the 20th is not a Business Day. Please call (800) 999-6809 if you would like more information.

Minimum Investment Amount for Class M Shares

There is no minimum initial or subsequent investment amount for purchasing Class M shares of the Fund.

Class M — Minimum Account Size:

Forward Funds reserves the right to redeem shares in the account of any financial intermediary for their then-current value (which will be promptly paid to the financial intermediary), if, due to redemption by the financial intermediary, the account does not have a value of at least $500,000 of Class M shares of one or more Funds within one year from the date of initial purchase of Class M shares of a Fund by a financial intermediary. A financial intermediary will receive advance notice of a redemption and will be given at least 30 days to bring the value of the account up to at least $500,000.

Forward Funds has the discretion to waive or reduce any of the above minimum investment requirements.

SALES CHARGES

•	Class C Shares

There is no sales charge on the purchase of Class C shares. The offering price is the net asset value per share. The maximum purchase amount for the Class C shares is $999,999.99. Purchasers of $1 million or more in shares of the Fund will not be able to purchase Class C shares of the Fund. Depending on each investor’s specific situation, Class C shares may have a higher expense ratio and pay lower dividends than other share classes offered by the Fund because the distribution and service fee for the Class C shares are higher than the distribution and service fee for other share classes (if applicable). Furthermore, the length of the holding period for the deferred sales charge for Class C shares (as discussed below) may differ from the length of the deferred sales charge holding period for other share classes offered by the Fund (if applicable). You should speak with your financial advisor to help you decide which share class is best for you.

The Fund’s Distributor pays 1.00% of the amount invested to financial intermediaries who sell Class C shares of the Fund. Investors purchasing Class C shares pay a contingent deferred sales charge (“CDSC”) of 1% if such shares are held for less than one year. The amount of the CDSC is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. The CDSC primarily goes to the Fund’s Distributor as reimbursement for the portion of the dealer concession paid to financial intermediaries.

The Fund will use the first-in, first-out (FIFO) method to determine the holding period for the CDSC. The date of the redemption will be compared to the earliest purchase date of shares held in the redeeming shareholder’s account. The CDSC will be charged if the holding period is less than one year, using the anniversary date of a transaction to determine the “one year” mark. As an example, shares purchased on December 1, 2010 would be subject to the CDSC if they were redeemed on or prior to December 1, 2011. On or after December 2, 2011, they would not be subject to the CDSC.

Class C shares acquired by reinvestment of dividends are not subject to the CDSC. CDSC waivers are available in certain circumstances. For information regarding waivers, please see “Waiver of CDSC” below.

•	Waiver of CDSC

The Fund may waive the imposition of a CDSC on redemptions of Class C shares of the Fund under certain circumstances and conditions, including without limitation the following:

•

Redemptions following the death or permanent disability (as defined by Section 72(m)(7) of the Internal Revenue Code) of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

•

Redemptions made through a Systematic Withdrawal Plan, limited to 10% per year of the account value at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested.

•

Required minimum distributions from a tax-deferred retirement plan or an individual retirement account (IRA) as required under the Internal Revenue Code. The waiver of the CDSC for required distributions will be as a percentage of assets held in the Fund.

•	Forced redemptions made by the Fund of shares held by shareholders whose account has a value of less than $100.
•	Redemptions made by ReFlow.
•	Redemptions in cases of natural disaster affecting shareholders.

If you think you may be eligible for a CDSC waiver, contact your financial intermediary. You must notify Forward Funds prior to the redemption request to ensure your receipt of the waiver. Please call (800) 999-6809 for additional information.

Certain Defined Contribution Plans: Employer-sponsored defined contribution-type plans, including certain 403(b) plans, investing $1 million or more and with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the Forward Funds, may invest with no sales charge and are not

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Purchasing Shares

subject to a CDSC. Also exempt are investments made through retirement plans, endowments or foundations with $50 million or more in assets. Retirement and benefit plans include qualified and nonqualified retirement plans, deferred compensation plans, and certain other retirement, savings or benefit plans, excluding traditional and ROTH IRAs, Coverdell Education Savings Accounts, SEPS, SARSEPS, SIMPLE IRAs, and individual 403(b) plans.

EXCHANGE PRIVILEGE

Exchanges of Class C Shares for the Same Class Shares of Any Other Fund

By following the instructions below, and subject to such limitations as may be imposed by the Trust (including that your financial intermediary maintain an agreement with the Fund’s Distributor), you may exchange your Class C shares of the Fund for the same class shares of any other Forward Fund, or a money market fund. Please check with Forward Funds to determine which money market funds are available. There are generally no fees for exchanges, but an exchange of shares between Forward Funds is technically a sale of shares in one fund followed by a purchase of shares in another fund, and therefore may have tax consequences. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will generally give you a new tax basis for your new shares.

For purposes of calculating CDSC rates, if your Class C shares are subject to a CDSC, and you exchange them for Class C shares subject to a CDSC, the shares will be deemed to have been held since the date the shares being exchanged were initially purchased.

Shareholders should read the prospectus for any other Forward Fund into which they are considering exchanging.

Exchanges of Class C Shares for a Different Class within the Fund

By following the instructions below, and subject to such limitations as may be imposed by the Trust (including that your financial intermediary maintain an agreement with the Fund’s Distributor), you may exchange your Class C shares for Investor Class, Institutional Class or Class M shares of the Fund. An exchange of shares of one class of the Fund into another class of the Fund is not treated as a redemption and sale for tax purposes.

Class C shares subject to a CDSC will be charged the applicable CDSC upon exchange for Institutional Class or Investor Class shares.

Shareholders should read the prospectus for any other class of shares into which they are considering exchanging.

Exchanges of Class M Shares for the Same Class Shares of Any Other Fund

Subject to such limitations as may be imposed by the Trust, you may exchange your Class M shares of the Fund for Class M shares of any other Fund, if available, by having your financial intermediary process your exchange request. There are generally no fees for exchanges, but an exchange of shares between Funds is technically a sale of shares in one fund followed by a purchase of shares in another fund, and therefore may have tax consequences. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will generally give you a new tax basis for your new shares.

Shareholders should read the prospectus for any other Fund into which they are considering exchanging.

Exchanges of Class M Shares for Investor Class Shares within the Fund

Subject to such limitations as may be imposed by the Trust, you may also exchange your Class M shares of the Fund for Investor Class shares of the Fund, if available, by having your financial intermediary process your exchange request. An exchange of shares of one class of the Fund into another class of the same fund is not treated as a redemption and sale for tax purposes.

Shareholders should read the prospectus for any other class of shares into which they are considering exchanging.

General Information about Exchanges

Shares of the Fund or a class thereof may be exchanged for shares of another Fund or class on days when the NYSE is open for business, as long as shareholders meet the normal investment requirements, including the minimum investment requirements, of the other Fund or class. Your exchange request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m., Eastern Time. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, class, Fund(s), allocation of investment, and signature of authorized signer. Shares will be exchanged at the next NAV calculated after the Transfer Agent receives the exchange request in good order. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange. Once your exchange is received in good order, it cannot be revoked by you. Exchanges into another Fund and/or class must be for at least $100. The Trust reserves the right to prohibit exchanges during the first 15 days following an investment in the Fund and may terminate or change the terms of the exchange privilege at any time. In addition, Forward Funds may suspend a shareholder’s exchange privilege if, in the judgment of Forward Management, the shareholder’s exchange activity indicates frequent trading or market timing that may be harmful to the Fund or its shareholders. See “Policies Concerning Frequent Purchases and Redemptions” in this prospectus.

Not all classes of the Fund or the Fund may be offered in your state of residence. Contact your financial intermediary or the Transfer Agent to ensure that the Fund or the class of shares of the Fund you want to exchange into is offered in your state of residence.

In general, you will receive notice of any material change to the exchange privilege at least 60 days prior to the change, although this notice period may be reduced or eliminated if determined by the Board of Trustees or Forward Management to be in the best interests of shareholders and otherwise consistent with applicable regulations.

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Purchasing Shares

You can send a written instruction specifying your exchange or, if you have authorized telephone exchanges previously and we have a record of your authorization, you can call (800) 999-6809 to execute your exchange. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange.

Please contact your financial intermediary if you are considering an exchange of your Class M shares of the Fund.

PRICING OF FUND SHARES

When you purchase shares, you will pay the NAV (plus any applicable sales load) that is next calculated after we receive your order. If you place an order for the purchase of shares through a financial intermediary, the purchase price will be based on the NAV next determined, but only if the financial intermediary receives the order by the close of the Business Day. Your financial intermediary is responsible for transmitting such orders promptly. If the financial intermediary fails to transmit your order properly, your right to that Business Day’s closing price must be settled between the financial intermediary and you.

Purchases of shares of the Fund will be effected only on a Business Day. An order received prior to the daily cut-off time on any Business Day is processed based on that day’s NAV. An order received after the cut-off time on any Business Day is processed based on the NAV determined as of the next Business Day of the Fund.

CUSTOMER IDENTIFICATION PROGRAM

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a matter of policy, Forward Funds requires that all individual shareholders be a U.S. citizen or resident alien. U.S. citizens holding shares of the Forward Funds who subsequently move out of the U.S. are permitted to hold and redeem shares, but are not permitted to purchase shares while residing outside of the U.S.

As a result, the Fund must obtain the following information for each person that opens a new account:

•	Name
•	Date of birth (for individuals)
•	Residential or business street address in the U.S. (post office boxes are permitted for mailing only)
•	Social Security number or taxpayer identification number

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Forward Funds and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

eDELIVERY — Class C Shares

eDelivery allows you to receive your quarterly account statements, transaction confirmations, tax forms, and other important information concerning your investment in Forward Funds online. Select this option on your account application to receive email notifications when quarterly statements, confirmations, or tax forms are available for you to view via secure online access. You will also receive emails whenever a new prospectus, semi-annual or annual fund report is available. To establish eDelivery, call (800) 999-6809 or visit www.forwardfunds.com. The minimum initial investment for accounts enrolled in eDelivery is $2,000.

ONLINE ACCOUNT ACCESS — Class C Shares

Shareholders can opt to access their account information online. You must select this option on your account application or go online to register. To set up online access, go to www.forwardfunds.com, select Account Login and obtain a user id and password. If you have questions, or problems accessing your account, contact Forward Funds at (800) 999-6809.

OTHER INFORMATION — Class C Shares

The issuance of shares is recorded electronically on the books of Forward Funds. You will receive a confirmation and a quarterly account statement reflecting each new transaction in your account. Your quarterly statements will show the total number of shares of the Fund you own. You can rely on these statements in lieu of certificates. Certificates representing shares of the Fund will not be issued.

Forward Funds may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

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Purchasing Shares

Due to the relatively high cost of handling small investments, Forward Funds reserve the right, upon 60 days’ written notice, to redeem, at NAV, the shares of any shareholder whose account has a value of less than $500 in the Fund, other than as a result of a decline in the NAV per share. This policy will not be implemented where the Fund has previously waived the minimum investment requirement for that shareholder. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account to at least $500 before the redemption is processed. As a sale of your Fund shares, this redemption may have tax consequences.

Forward Funds reserves the right to refuse any request to purchase shares.

ACCOUNT STATEMENTS AND OTHER INFORMATION — Class M Shares

You will receive your quarterly account statements, transaction confirmations, and other important information concerning your investment in Class M shares of the Fund from your financial intermediary. Your financial intermediary can provide you with additional information, including online account access (if available).

The issuance of shares is recorded electronically on the books of Forward Funds. Certificates representing shares of the Fund will not be issued.

Redeeming Shares

You may normally redeem your shares on any Business Day. Redemptions are priced at the NAV per share next determined after receipt of a redemption request in good order by the Fund’s Distributor, Forward Funds, or their agent, and subject to any applicable CDSC. A financial intermediary may charge its customers a transaction or service fee in connection with redemptions. Forward Funds intends to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, Forward Funds reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in-kind. If shares are redeemed in-kind, the redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received in the distribution including, but not limited to, brokerage costs of converting the portfolio securities to cash.

Requests must be received prior to the close of the NYSE, normally 4:00 p.m., Eastern Time. Shares will be redeemed at the next NAV calculated after the Transfer Agent receives the redemption request in good order. Payment will ordinarily be made within seven days of the request as set out in the current payment instruction on file for a shareholder’s account.

HOW TO REDEEM SHARES

Neither the investment advisor, the Distributor, the Transfer Agent, Forward Funds nor any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, written or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, as more fully described below, you bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed to be genuine. Forward Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and sending redemption proceeds only to the address of record or to a previously authorized bank account.

Class C Shares

•	By Telephone

You may redeem your shares by telephone if you choose that option on your Account Application. If you did not originally select the telephone option, you must provide written instructions to Forward Funds in order to add this option. The maximum amount that an individual investor may redeem by telephone at any one time is $50,000. You may have the proceeds mailed to your address of record, wired or sent via ACH to a bank account previously designated on the Account Application. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 may be charged by Forward Funds.

•	By Mail

To redeem by mail, you must send a written request for redemption to Forward Funds, P.O. Box 1345, Denver, CO 80201. The Fund’s Transfer Agent will require a Medallion Signature Guarantee. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted as Medallion Signature Guarantees. The Medallion Signature Guarantee requirement will be waived if all of the following conditions apply (1) the redemption is payable to the shareholder(s) of record, (2) the redemption is delivered to the shareholder(s) at the address of record or current banking instructions on file, (3) an application is on file with the Transfer Agent, and (4) the proceeds of the redemption are $50,000 or less. The Transfer Agent cannot send an overnight package to a post office box.

•	By Systematic Withdrawal

You may elect to have annual or monthly electronic transfers ($100 minimum) made to your bank account from your Forward Funds account. Your Forward Funds account must have a minimum balance of $100 and automatically have all dividends and capital gains reinvested. If the balance of your account falls below $100, the systematic withdrawal will be terminated, and you must resubmit your request in writing to have the privilege reinstated. The transfer will be made on the day you specify (or the next Business Day) to your designated account or a check will be mailed to your address of record. If you do not specify a day, the transfer will be made on the 20th day of each month or the next Business Day if the 20th is not a Business Day.

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Redeeming Shares

•	Retirement Accounts

To redeem shares from an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account, you must mail a completed and signed Distribution Form to the Forward Funds. You may not redeem shares of an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account by telephone or via the Internet.

Class M Shares

You may only redeem your Class M shares by having your financial representative process your redemption. Your financial representative will be responsible for furnishing all necessary documents to the Fund and may charge you for this service.

PAYMENTS OF REDEMPTION PROCEEDS

Redemption orders are valued at the NAV per share next determined after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven days after receipt of a valid request for redemption. Forward Funds may temporarily stop redeeming shares or delay payment of redemption proceeds when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and Forward Funds cannot sell shares or accurately determine the value of assets, if the SEC orders Forward Funds to suspend redemptions or delay payment of redemption proceeds, or to the extent permitted by applicable laws and regulations.

Class C Shares

At various times, Forward Funds may be requested to redeem shares for which it has not yet received good payment. If this is the case, the forwarding of proceeds may be delayed until payment has been collected for the purchase of the shares. The delay may last up to 10 days. Forward Funds intends to forward the redemption proceeds as soon as good payment for purchase orders has been received. This delay may be avoided if shares are purchased by wire or ACH transfer. Forward Funds intends to pay cash for all shares redeemed, except in cases noted above under the heading “Redeeming Shares,” in which case payment for certain large redemptions may be made wholly or partly in portfolio securities that have a market value equal to the redemption price. You may incur brokerage costs in converting the portfolio securities to cash.

•	By Check

You may have a check for the redemption proceeds mailed to your address of record. To change the address to which a redemption check is to be mailed, you must send a written request with a Medallion Signature Guarantee to Forward Funds, P.O. Box 1345, Denver, CO 80201.

•	By ACH Transfer

You can arrange for the proceeds of a redemption to be sent by ACH to a single previously designated bank account if you have given authorization for ACH redemption on your Forward Funds Account Application.

•	By Wire Transfer

You can arrange for the proceeds of a redemption to be sent by wire transfer to a single previously designated bank account if you have given authorization for wire redemption on your Forward Funds Account Application. This redemption option does not apply to shares held in broker “street name” accounts. If a request for a wire redemption is received by Forward Funds prior to the close of the NYSE, the shares will be redeemed that day at the next determined NAV, and the proceeds will generally be sent to the designated bank account the next Business Day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by Forward Funds for up to seven days if Forward Funds deems it appropriate under then current market conditions. Redeeming shareholders will be notified if a delay in transmitting proceeds is anticipated. Forward Funds cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. You are responsible for any charges imposed by your bank. The minimum amount that may be wired is $2,500. Forward Funds reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until the shares have been owned (i.e., paid for) for at least 10 days. To change the name of the single bank account designated to receive wire redemption proceeds, you must send a written request with a Medallion Signature Guarantee to Forward Funds, P.O. Box 1345, Denver, CO 80201. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 may be charged by Forward Funds.

Class M Shares

Please contact your financial intermediary for additional information regarding the payment of redemption proceeds.

Policies Concerning Frequent Purchases and Redemptions

The Funds do not accommodate short-term or excessive trading that interferes with the efficient management of a Fund, significantly increases transaction costs or taxes, or may harm a Fund’s performance. The Funds attempt to discover and discourage frequent trading in several ways. These methods include trade activity monitoring (which may take into account transaction size), and fair value pricing. Although these methods are designed to discourage frequent trading, there can be no guarantee that the Funds will be able to identify and restrict investors that engage in such activities. These methods are inherently subjective, and involve a significant degree of judgment in their application. The Funds and their service providers seek to make these judgments and apply these methods uniformly and in a manner that they believe is consistent with the interests of the Funds’ long-term shareholders. These frequent trading policies may be amended in the future to enhance the effectiveness of the program or in response to changes in regulatory requirements.

21

Policies Concerning Frequent Purchases and Redemptions

The Funds monitor trading activity with respect to the purchase, sale and exchange of Fund shares. Trading activity is evaluated to determine whether such activity is indicative of market timing activity or is otherwise detrimental to a Fund. If the Funds believe that a shareholder of a Fund has engaged in short-term or excessive trading activity to the detriment of the Fund and its long-term shareholders, the Funds may, in their sole discretion, request the shareholder to stop such trading activities or refuse to process purchases or exchanges in the shareholder’s account. The Funds specifically reserve the right to reject any purchase or exchange order by any investor or group of investors indefinitely for any reason.

The Funds currently are unable to directly monitor the trading activity of beneficial owners of the Funds’ shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by other intermediaries. Omnibus accounts allow intermediaries to aggregate their customers’ investments in one account and to purchase, redeem and exchange Fund shares without the identity of a particular customer being known to a Fund. A number of these financial intermediaries may not have the capability or may not be willing to apply the Funds’ frequent trading policies. Although they attempt to do so, the Funds cannot assure that these policies will be enforced with regard to Fund shares held through such omnibus arrangements.

The Funds have adopted procedures to fair value each Fund’s securities in certain circumstances when market prices are not readily available, including when trading in a security is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; when a security’s primary trading market is closed during regular market hours; or when a security’s value is materially affected by events occurring after the close of the security’s primary trading market. By fair valuing securities, the Funds seek to establish prices that investors might expect to realize upon the current sales of these securities. For non-U.S. securities, fair valuation is intended to deter market timers who may take advantage of time zone differences between the close of the foreign markets on which a Fund’s portfolio securities trade and the U.S. markets that determine the time as of which the Fund’s NAV is calculated.

The Funds make fair value determinations in good faith in accordance with the Funds’ valuation procedures. Because of the subjective and variable nature of fair value pricing, there can be no assurance that a Fund could obtain the fair value assigned to the security upon the sale of such security.

Distribution and Shareholder Services Plans

Distribution Plan

Forward Funds has adopted a distribution plan under Rule 12b-1 (the “Plan”) for Class C shares of the Fund that allows the Fund to pay for the sale and distribution of its shares. The Fund may make payments under the Plan for the purpose of financing any activity primarily intended to result in the sale of its shares. In addition, payments under the Plan may be made to banks and their affiliates and other financial intermediaries, including broker-dealers, for the provision of administrative and/or shareholder services for Fund shareholders.

Under the Plan, the Fund may pay one or more persons or entities a fee at an annual rate of up to 0.75% of the Fund’s average daily net assets attributable to Class C shares for service rendered and expenses borne in connection with the provision of distribution, administrative and/or shareholder services with respect to Class C shares of the Fund.

Payments available under the Plan may exceed amounts received by broker-dealers or other financial intermediaries in connection with the sale of the Fund’s shares.

Because these 12b-1 fees are paid out of assets attributable to the Fund’s Class C shares on an ongoing basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges.

The Plan recognizes that Forward Management may use its management or administrative fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Fund shares and/or shareholder services in the form of cash, or if permitted, non-cash payments.

Shareholder Services Plan

Forward Funds has adopted a shareholder services plan (the “Shareholder Services Plan”) with respect to Class C and Class M shares of the Fund. Under the Shareholder Services Plan, the Fund is authorized to pay third party service providers for non-distribution related services to shareholders of each respective class.

Under the Shareholder Services Plan, the Fund is authorized to pay third party service providers a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class C shares and up to 0.10% of the Fund’s average daily net assets attributable to Class M shares, for non-distribution related services to shareholders of Class C and Class M shares of the Fund, respectively.

Payments available under the Shareholder Services Plan may exceed amounts received by third party service providers for the provision of shareholder services.

Because these shareholder services fees are paid out of assets attributable to the Fund’s Class C and Class M shares on an ongoing basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges.

Additional Payments to Intermediaries

Forward Management or its affiliates may enter into arrangements to make additional payments, also referred to as “revenue sharing,” to certain financial intermediaries or their affiliates. For purposes of these additional payments, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator, third-party administrator, insurance company and/or any other institutions having a selling, administration or any similar arrangement with either Forward Management or its affiliates.

22

Additional Payments to Intermediaries

Revenue sharing arrangements occur when Forward Management or its affiliates agree to pay out of their own resources (which may include legitimate profits from providing advisory or other services to the Fund) cash or other compensation to financial intermediaries, in addition to any sales charges, distribution fees, service fees or other expenses paid by the Fund or its shareholders as disclosed in the Fund’s Fees and Expenses tables in this prospectus. Such additional payments are generally based on the average net assets of the Fund, assets held over a certain time period by a certain financial intermediary, and/or sales of the Fund’s shares through a particular financial intermediary. Furthermore, such additional payments are not reflected in and do not change the expenses paid by investors for the purchase of shares of the Fund as disclosed in the Fund’s Fees and Expenses tables in this prospectus.

Revenue sharing arrangements may include payments for various purposes, including but not limited to:

•	payments for providing shareholder recordkeeping, processing, accounting, and/or other administrative or distribution services;
•

payments for placement of the Fund on an intermediary’s list of mutual funds available for purchase by its customers or for including the Fund within a group that receives special marketing focus or are placed on a “preferred list”;

•	“due diligence” payments for an intermediary’s examination of the Fund and payments for providing extra employee training and information relating to the Fund;
•	“marketing support fees” for providing assistance in promoting the sale of Fund shares;
•	provision of educational programs, including information and related support materials; and
•

occasional meals and entertainment, tickets to sporting events, nominal gifts, and travel and lodging (subject to the applicable rules and regulations of the Financial Industry Regulatory Authority, Inc.).

A list of the financial intermediaries with which Forward Management or its affiliates has entered into ongoing contractual arrangements as of January 1, 2011, as described in this section, is contained in the “Additional Payments to Intermediaries” section of the SAI. Forward Management or its affiliates may in the future enter into ongoing contractual arrangements with other financial intermediaries.

Please ask your financial intermediary for more information about these additional payments.

Dividends and Taxes

The Fund expects to declare and pay income dividends and capital gain distributions annually, if available.

Any annual income dividends and/or capital gain distributions are of record and payable in December.

A shareholder will automatically receive all income, dividends, and capital gain distributions in additional full and fractional shares reinvested into their Forward Funds account, unless the shareholder elects to receive dividends or distributions in cash. To elect to receive your dividends in cash or to revoke your election, call (800) 999-6809 or write to us at Forward Funds, P.O. Box 1345, Denver, CO 80201.

FEDERAL TAXES

The following information is meant only as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax advisor for advice about the particular Federal, state, and local or foreign tax consequences to you of investing in a Forward Fund.

Each Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year.

Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. The tax status of a particular distribution will generally be the same for all of a Fund’s shareholders. Except as described below, it does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gain distribution, it will be taxable to you at your long-term capital gain rate.

Dividends attributable to interest are not eligible for the reductions in rates described below. Current tax law (which is scheduled to expire after 2012) generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and on certain qualifying dividends on corporate stock. The Fund does not expect to distribute significant amounts of qualified dividend income. These rate reductions do not apply to corporate taxpayers. A shareholder will also have to satisfy a more than 60 day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed that ordinary income tax rate applicable to the taxpayer. Distributions of earnings from dividends paid by certain “qualifying foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

Dividends declared by a Fund in October, November, or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

Shareholders who are not subject to tax on their income, such as qualified retirement accounts and other tax-exempt investors, generally will not be required to pay tax on distributions.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange a Fund’s shares for shares of another Fund, you may be treated as if you sold them and any gain on the transaction may be subject to Federal income tax. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain

23

Dividends and Taxes

distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

As with all mutual funds, a Fund may be required to withhold U.S. Federal income tax at the current rate of 28% (currently scheduled to increase to 31% after 2012) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. Federal income tax liability.

Please see the SAI for additional tax information.

As discussed in the “Fund Summary” section above, the Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or loss or capital gain or loss, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

As discussed in the “Fund Summary” section above, the Fund receives dividends and interest on securities of foreign issuers that may be subject to withholding taxes by foreign governments, and gains from the disposition of those securities also may be subject thereto, which may reduce the Fund’s total return. If the amount of taxes withheld by foreign governments is material and certain requirements are met, a Fund may elect to enable shareholders to claim a foreign tax credit regarding those taxes, subject to certain limitations.

After the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and other distributions paid by the Funds during the preceding year. If you are neither a citizen nor a resident of the United States, each Fund will withhold U.S. Federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the applicable Fund.

The foregoing is only a brief summary of certain federal income tax consequences of investing in the Forward Funds. Please see the SAI for a further discussion. Shareholders should consult a tax advisor for further information regarding the federal, state, and local tax consequences of an investment in shares of a Fund.

Portfolio Holdings Disclosure

Forward Funds discloses the portfolio holdings of the Fund as of the end of each month on its website at www.forwardfunds.com. Portfolio holdings as of month-end are posted on the 21st day of the next succeeding month (or, if the 21st day is not a Business Day, then on the next Business Day).

A description of the Forward Funds’ policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the SAI.

Householding

To avoid sending duplicate copies of materials to households, Forward Funds may mail only one copy of each prospectus and annual and semi-annual report to shareholders having the same address on the Fund’s records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Transfer Agent at (800) 999-6809. You may also notify the Transfer Agent in writing. Individual copies of the prospectus and reports will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

General Information

You can obtain current price, yield, and other performance information on any of the Forward Funds between the hours of 9:00 a.m. and 8:00 p.m., Eastern Time, Monday through Friday by calling (800) 999-6809. You can request shareholder reports that contain performance information. These are available free of charge.

Our shareholders receive unaudited semi-annual reports and annual reports that have been audited by independent accountants. If you have any questions about Forward Funds, write to Forward Funds, P.O. Box 1345, Denver, CO 80201 or call (800) 999-6809. In addition to information available in annual and semi-annual reports, quarterly portfolio holdings information for the first and third fiscal quarters is available on the SEC’s website at www.sec.gov.

You should rely only on the information provided in this prospectus and the SAI concerning the offering of the Fund’s shares. We have not authorized anyone to give any information that is not already contained in this prospectus and the SAI. Shares of the Forward Funds are offered only where the sale is legal.

Financial Highlights

The Fund is newly organized and its shares have not previously been offered and, therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared.

24

Forward Funds Privacy Policy

Forward Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

•	Information we receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non-affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the Security and Confidentiality of Your Information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Forward Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment advisor or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

25

Investment Advisor Forward Management, LLC

Administrator ALPS Fund Services, Inc. Distributor ALPS Distributors, Inc. Counsel Dechert LLP	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Custodian Brown Brothers Harriman & Co. Transfer Agent ALPS Fund Services, Inc.

Forward Endurance Long/Short Fund

Forward Endurance Long/Short Fund

Want More Information?

You can find out more about the Fund by reviewing the following documents:

Annual And Semi-Annual Reports

Our annual and semi-annual reports, when available, list the holdings of the Fund, describe the Fund’s performance, include the Fund’s financial statements, and discuss the market conditions and strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement Of Additional Information

The Statement of Additional Information (“SAI”) contains additional and more detailed information about the Fund and is considered a part of this prospectus. The SAI also contains a description of the Fund’s policies and procedures for disclosing its portfolio holdings.

How Do I Obtain A Copy Of These Documents?

By following one of the four procedures below:

1. Call or write, and copies will be sent to you free of charge: Forward Funds, P.O. Box 1345, Denver, CO 80201, (800) 999-6809. Or go to www.forwardfunds.com and download a free copy.

2. Write to the Public Reference Section of the SEC and ask them to mail you a copy. Public Reference Section of the SEC Washington, D.C. 20549-1520. The SEC charges a fee for this service. You can also drop by the Public Reference Section and copy the documents while you are there. Information about the Public Reference Section may be obtained by calling: (202) 551-8090.

3. Go to the EDGAR database on the SEC’s web site at www.sec.gov and download a free text-only copy.

4. After paying a duplicating fee, you may also send an electronic request to the SEC at publicinfo@sec.gov.

Investment Company Act File No. 811-06722

STAT006 123011

Printed on paper containing recycled content using soy-based inks.

FORWARD FUNDS

101 California Street, Suite 1600

San Francisco, California 94111

(800) 999-6809

Tickers
Fund	Investor Class	Institutional Class	Class C	Class M
Forward Endurance Long/Short Fund	FENRX	FENIX	FENCX	FENMX

Statement of Additional Information

dated December 31, 2011

Forward Funds (“Forward Funds” or the “Trust”) is an open-end management investment company commonly known as a mutual fund. The Trust offers multiple separate series (collectively, the “Funds”). Only the Forward Endurance Long/Short Fund (the “Fund”) is discussed in this Statement of Additional Information (“SAI”). There is no assurance that the Fund will achieve its objective.

This SAI is not a prospectus and should be read in conjunction with the prospectuses for the Fund, dated December 31, 2011, which have been filed with the Securities and Exchange Commission (“SEC”). A copy of the prospectuses of the Fund may be obtained free of charge by calling the Fund’s transfer agent at (800) 999-6809.

ORGANIZATION OF FORWARD FUNDS

The Trust is an open-end management investment company, commonly known as a mutual fund. The Trust was organized as a Pennsylvania common law trust on August 26, 1992 under the name HomeState Group and was reorganized effective April 7, 2005 as a Delaware statutory trust created on February 1, 2005.

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share.

This SAI pertains to Investor Class, Institutional Class, Class C, and Class M shares of the Fund.

The Fund has elected to qualify as a non-diversified series of the Trust.

The Board of Trustees may establish additional funds and classes of shares at any time in the future without shareholder approval. Holders of shares of the Fund have one vote for each share held, and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

MANAGEMENT OF THE FUND

Board of Trustees

The Trust’s Board of Trustees oversees the management and business of the Fund. The Trustees are elected by shareholders of the Trust, or, in certain circumstances, may be appointed by the other Trustees. There are currently five Trustees, four of whom are not “interested persons” of the Trust as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Trustees and Officers of the Trust, along with their affiliations over the last five years, are set forth below.

INDEPENDENT TRUSTEES:

Name, Address, and Age*	Position(s) Held with the Trust	Term of Office and Length of Time Served* *	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee* * *
Haig G. Mardikian Age: 64	Chairman	Since 1998+	Owner of Haig G. Mardikian Enterprises, a real estate investment business (1971 to present); General Partner of M&B Development, a real estate investment business (1983 to present); General Partner of George M. Mardikian Enterprises, a real estate investment business (1983 to 2002); President and Director of Adiuvana-Invest, Inc., a real estate investment business (1989 to present); President of the William Saroyan Foundation (1992 to present); Managing Director of the United Broadcasting Company, radio broadcasting (1983 to 2001) ; Trustee of the International House of UC Berkeley (term: 2001 to 2007); Director of the Downtown Association of San Francisco (1982 to 2006); Director of the Market Street Association (1982 to 2006); Trustee of Trinity College (1998 to 2007); Trustee of the Herbert Hoover Presidential Library (1997 to present); Trustee of the Herbert Hoover Foundation (2002 to present); Trustee of the Advisor California Civil Liberties Public Education Fund (1997 to 2006); Director of The Walnut Management Co., a privately held family investment company (2008 to present); President of the Foundation of City College (2006 to present); Director of Near East Foundation (2007 to present); Member of the Board of Overseers of the Hoover Institution at Stanford University (2006 to present).	36	Chairman and Director of SIFE Trust Fund (1978- 2002)

Name, Address, and Age*	Position(s) Held with the Trust	Term of Office and Length of Time Served* *	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee* * *
Donald O’Connor Age: 75	Trustee	Since 2000+	Financial Consultant (1997 to present); Retired Vice President of Operations, Investment Company Institute (“ICI”), a mutual fund trade association (1969 to 1993); Executive Vice President and Chief Operating Officer, ICI Mutual Insurance Company, an insurance company (1987 to 1997); Chief, Branch of Market Surveillance, Securities and Exchange Commission (1964 to 1969).	36	Trustee of the Advisors Series Trust (1997 to present).

DeWitt F. Bowman Age: 80	Trustee, Audit Committee Chairman	Since 2006 (Director of Forward Funds, Inc. since 2000)+	Principal, Pension Investment Consulting, a consulting company (1994 to present); Interim Treasurer and Vice President for Investments, University of California (2000 to 2001); Treasurer of Pacific Pension Institute, a non-profit education organization (1994 to 2002); Treasurer of Edgewood Center for Children and Families, a non-profit care center (1994 to 2004); Director, Episcopal Diocese of California, a non-profit religious organization (1964 to 2008), currently Chair, Finance Committee; Trustee of the Pacific Gas and Electric Nuclear Decommissioning Trust Fund, a nuclear decommissioning trust (1994 to present); Chief Investment Officer, California Public Employees Retirement System (1989 to 1994).	36	Trustee, Brandes Mutual Funds (1995 to present); Director, RREEF America III REIT (2002 to present); Director, RREEF America I REIT (2004 to 2007); Trustee, Sycuan Funds (2003 to 2009); Trustee, Wilshire Mutual Funds (1996 to 2007); Trustee, PCG Private Equity Fund (1994 to present).

Cecilia H. Herbert Age: 62	Trustee, Nominating Committee Chairperson	Since 2009+	Director (since 2000) and President (2007-2010) of the Board, Catholic Charities CYO; Trustee, The Thacher School (since 2002); Chair, The Thacher School Investment Committee (since 2006); Chair, Thacher School Finance Committee (2006-2008); Managing Director and head of San Francisco Office, J.P. Morgan/Morgan Guaranty Trust Company, a commercial and investment banking institution (1973 to 1976 and 1978 to 1991); Assistant Vice President, Signet Banking Corporation, a multi-bank holding company (1976 to 1978).	36	Director, iShares Inc. (since 2005); Trustee, iShares Trust (since 2005); Trustee, Pacific Select Funds (2004-2005); Trustee, The Montgomery Funds (1992 to 2003).

INTERESTED TRUSTEE:

Name, Address, and Age*	Position(s) Held with the Trust	Term of Office and Length of Time Served* *	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee* * *
J. Alan Reid, Jr. * * * * Age: 49	President, Trustee	Since 2001+	Chief Executive Officer and Director of Forward Management, LLC, an investment advisor (2001 to present); Chief Executive Officer and Director, ReFlow Management Co., LLC, an investment services company (2001 to 2010); Chief Executive Officer and Director, ReFlow Fund, LLC, an investment services company (2001 to 2010); Chief Executive Officer of Sutton Place Management, an investment services company (2001 to present); Chief Executive Officer of Sutton Place Associates (2001 to present); Chief Executive Officer of FISCOP, LLC (2001 to present); Chief Executive Officer of Broderick Management, LLC (2001 to present); Member of ICI Board of Governors (2008 to present); Director of Legato Capital Management, an investment services company (2004 to 2009); Senior Vice President, Director of Business Delivery, Morgan Stanley Online, a financial services company (1999 to 2001); Executive Vice President and Treasurer, Webster Investment Management Co., LLC (1998 to 1999); Vice President, Regional Director, Investment Consulting Services, Morgan Stanley, Dean Witter, Discover & Co., a financial services company (1992 to 1998); Vice President of the Board of Trustees of Centerpoint, a public health and welfare organization (1997 to 2010).	36	Director, FOLIOfn, Inc. (2002 to present).

*	Each Trustee may be contacted by writing to the Trustee, c/o Forward Management, LLC, 101 California Street, Suite 1600, San Francisco, CA 94111.
**

Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his successor, if any, elected at such meeting; or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust.

***

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act.

****

Mr. Reid is considered an interested Trustee because he acts as Chief Executive Officer of Forward Management, LLC, the Funds’ investment advisor, and holds other positions with an affiliate of the Trust.

+

Each Trustee, other than Mr. Bowman and Ms. Herbert, has served as Trustee to the Trust since May 1, 2005. However, beginning on the date indicated in the chart, each Trustee served as a director for the nine series of Forward Funds, Inc., which were reorganized as series of the Trust effective July 1, 2005. Mr. Bowman was appointed as Trustee effective January 1, 2006, and served as a director for the nine series of Forward Funds, Inc. since 2000. Ms. Herbert was appointed as a Trustee effective November 9, 2009.

OFFICERS:

Name, Address, and Age*	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Barbara H. Tolle 101 California Street, Suite 1600 San Francisco, CA 94111 Age: 62	Treasurer	Since 2006	Director of Fund Accounting and Operations, Forward Management (since 2006); Vice President and Director, Fund Accounting and Administration, PFPC Inc. (1999-2006).

Name, Address, and Age*	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Mary Curran 101 California Street, Suite 1600 San Francisco, CA 94111 Age: 64	Secretary	Since 2004**	Chief Legal Officer, Forward Management (since 2002); Chief Legal Officer, ReFlow Management Co., LLC (since 2002); General Counsel, Morgan Stanley Online (1997-2002).

Judith M. Rosenberg 101 California Street, Suite 1600 San Francisco, CA 94111 Age: 63	Chief Compliance Officer and Chief Legal Officer	Since 2006	Chief Compliance Officer, Forward Management (since 2005); First Vice President and Senior Attorney, Morgan Stanley (1984-1997; 2002-2005); Director of Compliance, Morgan Stanley Online (1997-2002).

Robert S. Naka 101 California Street, Suite 1600 San Francisco, CA 94111 Age: 48	Vice President Funds	Since 2009	Senior Vice President Operations, Forward Management (since 2009); Principal & Chief Operating Officer, Anew Capital Management LLC (2007-2009); Executive Vice President & Chief Operating Officer, ING Funds & Predecessors (1989-2007).

Julie Allecta*** 101 California Street, Suite 1600 San Francisco, CA 94111 Age: 64		Since 2010	Retired Partner, Paul Hastings, Janofsky & Walker LLP (1997 to 2009); Vice President and Director, WildCare Bay Area (since 2008); Director, Audubon Canyon Ranch (since 2009).

A. John Gambs*** 101 California Street, Suite 1600 San Francisco, CA 94111 Age: 66		Since 2011	Trustee, Barclays Global Investors Funds (2006 to 2010); Trustee, Master Investment Portfolio (2006 to 2010); Advisory Board Member, Fairview Capital Investment Management (since 2009); Member, Board of Governors, San Francisco Symphony (since 2001); Director and President, New Century Chamber Orchestra (since 2010).

*

Each officer shall hold office at the pleasure of the Board of Trustees until the next annual meeting of the Trust or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.

**

Ms. Curran has served as an officer of the Trust since May 1, 2005. However, beginning on the date indicated in the chart, Ms. Curran served as an officer for the nine series of Forward Funds, Inc., which were reorganized as series of the Trust effective July 1, 2005.

***	Ms. Allecta and Mr. Gambs are members of the Advisory Board of the Trust.

Leadership Structure of the Board of Trustees

The Board of Trustees has overall responsibility for the oversight of the Trust. The Chairman of the Board of Trustees is an Independent Trustee. The Chairman of the Board of Trustees’ role is to preside at all meetings of the Board of Trustees, and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board of Trustees from time to time. The Independent Trustees meet regularly outside the presence of Forward Management, in executive session or with other service providers to the Fund. The Board of Trustees has regular meetings four times a year and may hold special meetings if required before its next regular meeting. The Board of Trustees has established two standing committees in connection with its governance of the Fund: Audit and Nominating Committees. Each committee meets regularly to conduct the oversight functions delegated to that committee by the Board of Trustees and reports its findings to the Board of Trustees. The Board of Trustees and each standing committee conduct annual assessments of their oversight function, structure, and effectiveness. The Board of Trustees has determined through its self-evaluation process that the Trust’s leadership structure is appropriate because the structure permits the Board of Trustees to exercise independent judgment over management and to allocate areas of responsibility among committees and the full Board of Trustees to effectively oversee the Trust.

The Audit Committee consists of four members: Messrs. Bowman, Mardikian, O’Connor and Ms. Herbert. The functions performed by the Audit Committee include, among other things, considering the matters pertaining to the Trust’s financial records and internal accounting controls and acting as the principal liaison between the Board of Trustees and the Trust’s independent registered public accounting firm. During the fiscal year ended December 31, 2010, the Audit Committee convened five times.

The Nominating Committee consists of four members: Messrs. Bowman, Mardikian, O’Connor and Ms. Herbert. The function performed by the Nominating Committee is to select and nominate candidates to serve as non-interested Trustees (including considering written nominations from shareholders delivered to the Trust at its address on the cover of this SAI), and approve officers and committee members. During the fiscal year ended December 31, 2010, the Nominating Committee convened three times.

Day-to-day management of the Fund, including the monitoring of various risks to which the Fund is subject, is the responsibility of Forward Management, or other service providers (depending on the nature of the risk), subject to the supervision of Forward Management. The Fund is subject to a number of risks, including investment, compliance, operational, and valuation risks, among others. While Forward Management or other service providers perform a number of risk management functions, it is not possible to eliminate all of the risks applicable to the Fund. Risk oversight forms part of the Board of Trustees’ general oversight of the Fund and is addressed as part of various Board of Trustees and committee activities. The Board of Trustees, directly or through the Audit Committee, also reviews reports from, among others, management, the independent registered accounting firm for the Fund, and internal auditors for Forward Management or its affiliates, as appropriate, regarding risks faced by the Fund and management’s or each service provider’s risk functions. The committee system facilitates the timely and efficient consideration of matters by the Trustees, and facilitates effective oversight of compliance with legal and regulatory requirements of the Fund’s activities and associated risks. The Board of Trustees has appointed a Chief Compliance Officer, who oversees the implementation and testing of the Fund’s compliance program, assists the Board of Trustees in monitoring compliance risks, and reports to the Board of Trustees regarding compliance matters for the Fund and its service providers. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

Trustee Qualifications and Experience

The Nominating Committee does not use specific criteria in analyzing candidates to serve on the Board of Trustees, and there are no specific required qualifications for Board membership set out in the Trust’s organizational documents. Rather, the Board of Trustees believes that the different points of view, professional experiences, education, and individual qualities of each Trustee represent a diversity of experiences and a variety of complementary skills. The Trustees believe that their combined experiences and qualifications allow the Board of Trustees to oversee the business of the Fund in a manner consistent with the best interest of the Fund’s shareholders. When considering potential nominees to fill vacancies on the Board of Trustees, and as part of its self-evaluation, the Board of Trustees reviews the mix of skills and other relevant experiences of the Trustees.

Haig G. Mardikian – Mr. Mardikian, currently Chairman of the Board of Trustees, has served as a Trustee since 1998 and has served as a member of the Audit Committee and Nominating Committee during his entire tenure as a Trustee. In addition to Mr. Mardikian’s responsibilities as a Trustee, he has served as a trustee of numerous educational, philanthropic, and professional organizations. Mr. Mardikian also has professional experience in the fields of real estate investment and broadcasting. Additional information regarding Mr. Mardikian’s principal occupations and other directorships held is presented in the chart above. Mr. Mardikian has a BA from Trinity College and a MBA from Harvard Business School.

Donald O’Connor – Mr. O’Connor has served as a Trustee since 2000 and has served as a member of the Audit Committee and Nominating Committee during his entire tenure as a Trustee. In addition to Mr. O’Connor’s responsibilities as a Trustee, he has served as a trustee to other mutual fund complexes. Mr. O’Connor also has professional experience in the fields of investment management and insurance. Additional information regarding Mr. O’Connor’s principal occupations and other directorships held is presented in the chart above. Mr. O’Connor has a BA in business administration, economics and finance from George Washington University and a MBA in finance, business administration and data processing from George Washington University.

DeWitt F. Bowman – Mr. Bowman, currently Chairman of the Audit Committee of the Board of Trustees, has served as a Trustee since 2000 and has served as a member of the Audit Committee and Nominating Committee during his entire tenure as a Trustee. In addition to Mr. Bowman’s responsibilities as a Trustee, he has served as a trustee to non-governmental organizations, other mutual fund complexes, and private investment funds. Mr. Bowman also has professional experience in the field of investment management. Additional information regarding Mr. Bowman’s principal occupations and other directorships held is presented in the chart above. Mr. Bowman has a BS in Geology from the University of Wisconsin-Madison.

Cecilia H. Herbert – Ms. Herbert, currently Chairperson of the Nominating Committee of the Board of Trustees, has served as a Trustee since 2009 and has served as a member of the Audit Committee and Nominating Committee during her entire tenure as a Trustee. In addition to Ms. Herbert’s responsibilities as a Trustee, Ms. Herbert has served as a trustee of educational and philanthropic organizations and other mutual fund complexes. Ms. Herbert also has professional experience in the fields of banking and finance. Additional information regarding Ms. Herbert’s principal occupations and other directorships held is presented in the chart above. Ms. Herbert has a BA in economics and communications from Stanford University and a MBA in finance from Harvard Business School.

J. Alan Reid, Jr. – Mr. Reid has served as a Trustee since 2001. In addition to Mr. Reid’s responsibilities as a Trustee, Mr. Reid also serves as President of the Trust and Chief Executive Officer of Forward Management. Additional information regarding Mr. Reid’s principal occupations and other directorships held is presented in the chart above. Mr. Reid has a BS in business administration from Menlo College.

As noted in the chart above, each Trustee, other than Mr. Bowman and Ms. Herbert, has served as a Trustee to the Trust since May 1, 2005. However, beginning on the year indicated above, each Trustee served as a director for the nine series of Forward Funds, Inc., which were reorganized as series of the Trust effective July 1, 2005. Mr. Bowman was appointed as a Trustee effective January 1, 2006, and served as a director for the nine series of Forward Funds, Inc. since 2000. Ms. Herbert was appointed as a Trustee effective November 9, 2009.

The following table sets forth information regarding the ownership of the Fund by each of the Trustees, and information regarding the aggregate ownership by each Trustee of the Forward Funds.

Information As Of December 31, 2010

INDEPENDENT TRUSTEES

Name of Trustee	Fund	Dollar Range of Equity Securities in the Fund*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Haig G. Mardikian	Forward Endurance Long/Short Fund	A	D
Donald O’Connor	Forward Endurance Long/Short Fund	A	E
DeWitt F. Bowman	Forward Endurance Long/Short Fund	A	C
Cecilia H. Herbert	Forward Endurance Long/Short Fund	A	C

INTERESTED TRUSTEE:

Name of Trustee	Fund	Dollar Range of Equity Securities in the Fund*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
J. Alan Reid, Jr.	Forward Endurance Long/Short Fund	A	E

*	Key to Dollar Ranges
A	None
B	$1 - $10,000
C	$10,001 - $50,000
D	$50,001 - $100,000
E	Over $100,000

As of December 31, 2010, no Trustee who is not an interested person of the Trust owned any securities of the Fund’s investment advisor, Forward Management, LLC (“Forward Management” or the “Investment Advisor”), ALPS Distributors, Inc. (the “Distributor” or “ADI”) or their affiliates.

Trustee Compensation

Prior to January 1, 2012, the Trust paid each independent Trustee and Advisory Board member a retainer fee in the amount of $25,000 per year, and $10,000 each for attendance in person at a regular meeting ($5,000 for attendance via telephone at a regular meeting). Effective January 1, 2012, the Trust will pay each independent Trustee and Advisory Board member a retainer fee in the amount of $35,000 per year, and $12,500 each for attendance in person at a regular meeting ($9,000 for attendance via telephone at a regular meeting). The Trust also pays each independent Trustee and Advisory Board member $3,000 for attendance in person at each special meeting or committee meeting that is not held in conjunction with a regular meeting, and $2,250 for attendance at a special telephonic meeting, and $1,000 per day for participation in Trust-related meetings not held in conjunction with a meeting. The Chairman of the Board of Trustees and the Chairman of the Audit Committee each receive a special retainer fee in the amount of $10,000 per year. Effective January 1, 2012, the Chairman of the Nominating Committee will receive a special retainer in the amount of $7,500 per year. The interested Trustee does not receive any compensation from the Trust. With the exception of the Trust’s Chief Compliance Officer as discussed below, officers of the Trust and Trustees who are affiliated persons of either the Trust or Investment Advisor do not receive any compensation from the Trust or any other funds managed by the Fund’s Investment Advisor. As of December 31, 2010, the Officers and Trustees owned less than 1% of the outstanding shares of the Fund. As discussed below in “Investment Advisory and Other Services – Other Service Providers,” the Trust has agreed to compensate the Investment Advisor for, among other expenses, providing an officer or employee of the Investment Advisor to serve as Chief Compliance Officer for the Trust, and may compensate the Investment Advisor for the time of other officers or employees of the Investment Advisor who serve in other compliance capacities for the Trust.

Compensation Received From Funds (as of December 31, 2010)

Name and Position	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued As Part of Funds’ Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex(1)
J. Alan Reid, Jr. Trustee*	None	None	None	None
Haig G. Mardikian, Trustee	$100,250	$0	$0	$100,250
Donald O’Connor, Trustee	$87,750	$0	$0	$87,750
DeWitt F. Bowman, Trustee	$100,250	$0	$0	$100,250
Cecilia H. Herbert, Trustee	$87,750	$0	$0	$87,750

*	Interested
(1)	The Fund Complex consists of the Trust, which currently consists of thirty-six series.

Trustee and Officer Indemnification

The Declaration of Trust provides that the Trust will indemnify the Trustees and may indemnify its officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Trust that they have acted in bad faith, with reckless disregard of their duties, willful misconduct or gross negligence. The Trust, at its expense, may provide liability insurance for the benefit of its Trustees and its officers.

PORTFOLIO HOLDINGS DISCLOSURE

Forward Funds has adopted policies and procedures related to the selective disclosure of portfolio holdings (“Disclosure Policies”). The Disclosure Policies provide that it is the policy of Forward Funds and their service providers to protect the confidentiality of their holdings and prevent the selective disclosure of non-public information about the Fund’s portfolio holdings. The Disclosure Policies are designed to address conflicts of interest between the Fund’s shareholders and its Investment Advisor, principal underwriter or any affiliated person of such entities by limiting and delineating the circumstances under which non-public information regarding the Fund’s portfolio holdings may be disseminated. No information concerning the portfolio holdings of the Fund may be disclosed to any unaffiliated third party except in limited circumstances, as described below. Only the Trust’s legal advisor or Chief Compliance Officer may authorize disclosure of any Fund’s portfolio holdings.

Violations of the Disclosure Policies must be reported to the Trust’s Chief Compliance Officer. If the Chief Compliance Officer, in the exercise of his or her duties, deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the 1940 Act, he/she shall report it to the Trust’s Board of Trustees, as required by Rule 38a-1.

Disclosures Required by Law

Nothing contained in the Disclosure Policies is intended to prevent the disclosure of portfolio holdings information as may be required by applicable laws and regulations. For example, the Fund or any of their affiliates or service providers may file any report required by applicable law, such as periodic portfolio disclosure in filings with the SEC, respond to requests from regulators, and comply with valid subpoenas.

Public Disclosures on Web Site

Forward Funds discloses all portfolio holdings of the Fund as of the end of each month on its web site at www.forwardfunds.com. Portfolio holdings as of month-end are posted on the 21st day of the next succeeding month (or, if the 21st day is not a Business Day, then on the next Business Day). The portfolio holdings for each month will remain available on the web site for a minimum of six months following the date posted. In addition, the Forward Funds may, at the discretion of the Investment Advisor, publicly disclose portfolio holdings information at any time with respect to securities held by the Fund that are in default, distressed, or experiencing a negative credit event. Any such disclosure will be broadly disseminated via the Fund’s website or other means.

Confidential Dissemination of Portfolio Holdings

The Fund may disclose portfolio holdings, under Conditions of Confidentiality, as defined herein, before their public disclosure is required or authorized by policy as above, to service providers, to data aggregators, and to mutual fund evaluation and due diligence departments of broker-dealers and wire houses that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. Holdings authorized to be disclosed may be disclosed by officers of the Fund, the Investment Advisor, or service providers in possession of such information. Such holdings are released under conditions of confidentiality. “Conditions of Confidentiality” means that:

(a)

the recipient may not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Fund before the portfolio holdings or results of the analysis become public information; and

(b)

the recipient must sign a written Confidentiality Agreement in form and substance acceptable to the Fund’s Chief Compliance Officer which, among other things, provides that the recipient of the portfolio holdings information agrees to limit access to the information to those persons who are subject to confidentiality obligations, and includes an obligation not to trade on non-public information.

The Trust’s Board of Trustees or the Trust’s legal advisor or Chief Compliance Officer may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those imposed by the Disclosure Policies, or may approve exceptions or revisions to the Disclosure Policies. For example, the Trust may determine to not provide purchase and sale information with respect to a fund that invests in smaller capitalization companies or less liquid securities. The Disclosure Policies may not be waived, or exceptions made, without the consent of the Trust’s legal advisor or Chief Compliance Officer. The Trust’s Chief Compliance Officer will report to the Board of Trustees any waivers or exceptions at the Board of Trustee’s next regularly scheduled meeting.

Any amendments to the policies and procedures for the disclosure of portfolio holdings shall be approved and adopted by the full Board of Trustees; including each of the Independent Trustees.

The identity of the entities with which Forward Funds has ongoing arrangements to provide portfolio holdings information under Conditions of Confidentiality, the frequency with which they receive such information and the length of the lag between the date of the information and the date it is disclosed is provided below:

1.	FactSet Research Systems Inc. - Daily with no delay for the Fund.

2.	Electra Information Systems Inc. - Daily with no delay for the Fund.

3.	Glass, Lewis & Co. - Daily (or less frequently) with no delay for the Fund.

The policy also permits the daily or less frequent disclosure of any and all portfolio information to the Fund’s service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities, such as the Fund’s custodian (Brown Brothers Harriman & Co.), Investment Advisor, administrator/fund accountants (ALPS Fund Services, Inc.), independent registered public accounting firm (PricewaterhouseCoopers LLP), legal counsel (Dechert LLP), officers, and directors and each of their respective affiliates and advisors, who are subject to duties of confidentiality imposed by law and/or contract, including a duty not to trade on non-public information.

Analytical Information

The Fund or its duly authorized service providers may distribute the following information concerning the Fund’s portfolio before disclosure of all portfolio holdings is made as discussed above, provided that the individual portfolio holdings of the Fund (the complete portfolio holdings of the Fund in the case of the Fund’s top twenty-five holdings as listed below) could not reasonably be determined from that information:

•	Top Twenty-five Holdings. Top twenty-five holdings and the total percentage of the Fund such aggregate holdings represent.

•	Sector Holdings. Sector information and the total percentage of the Fund held in each sector.

•	Other Portfolio Characteristic Data. Any other analytical data that does not identify any specific portfolio holding.

Other Parties

The Fund or its duly authorized service providers may distribute portfolio holdings information to another party on a one-time or limited basis before their public disclosure is required or authorized by policy as above provided that (i) the specific disclosure of such non-public information is made under Conditions of Confidentiality, as defined above, and (ii) the specific disclosure of such non-public information has been approved by the Trust’s legal advisor or Chief Compliance Officer as consistent with these Disclosure Policies. By way of illustration and not a limitation, the distribution of the Fund’s portfolio holdings in accordance with this paragraph may be made (i) to a proposed or potential advisor or sub-advisor or investment manager asked to provide investment management services to the Fund, or (ii) to a third party in connection with a program or service to be provided for the benefit of the Fund.

Trading Desk/Research Reports

The trading desk of the Fund’s Investment Advisor may periodically distribute lists of applicable investments held by its clients (including the Fund) for the purpose of facilitating efficient trading of such investments and receipt of relevant research.

The Fund’s Investment Advisor may periodically distribute a list of the issuers and securities that are covered by its research department as of a particular date. The list of issuers and securities may represent securities currently held by the Fund and securities which may be purchased for the Fund. In no case will a list specifically identify an issuer’s securities as either currently held or anticipated to be held by the Fund or identify Fund position sizes.

Press Interviews, Broker Discussions, etc.

Portfolio managers and other senior officers or spokespersons of the Fund may disclose or confirm the ownership of any individual portfolio holding position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with these Disclosure Policies. For example, a portfolio manager discussing a particular Fund may indicate that he or she likes and/or owns for the Fund a security only if the Fund’s ownership of such security has previously been publicly disclosed (and the statement is otherwise accurate and not misleading).

Conflicts of Interest

Whenever portfolio holdings disclosure made pursuant to the Disclosure Policies involves a conflict of interest between the Fund’s shareholders and the Fund’s Investment Advisor, Distributor or any affiliated person of the Fund, the disclosure may not be made unless a majority of the Independent Trustees or a majority of a Board committee consisting solely of Independent Trustees approves such disclosure after considering the best interests of shareholders and potential conflicts in making such disclosures. The Fund and the Fund’s Investment Advisor will not enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisor

Forward Management serves as the Investment Advisor to the Fund. Forward Management has the authority to manage the Fund in accordance with the investment objective, policies, and restrictions of the Fund and subject to general supervision of the Trust’s Board of Trustees. Forward Management also has the authority to engage the services of different sub-advisors with the approval of the Trustees of the Fund and the Fund’s shareholders. Forward Management also provides the Fund with ongoing management supervision and policy direction.

Forward Management is a registered investment advisor under the Investment Advisers Act of 1940 (“Advisers Act”). Forward Management manages the assets of the Fund directly, without the use of a sub-advisor. Forward Management is located at 101 California Street, Suite 1600, San Francisco, California 94111. Forward Management’s ownership interests are held approximately as follows: Gordon P. Getty (35%); ReFlow Forward Family Holding Company, LLC, an entity controlled by Mr. Getty (35%); management and employees (26%); and unaffiliated outsider investors (4%). As of December 31, 2010, Forward Management had approximately $5.97 billion of assets under management.

Forward Management has managed the Fund since inception. The thirty-six portfolios of the Trust are Forward Management’s principal investment advisory clients. Daily investment decisions are made by Forward Management for the Fund. Certain information regarding Forward Management is described above.

Hiring Sub-Advisors without Shareholder Approval

Forward Management and Forward Funds have received an exemptive order from the SEC that permits Forward Management, subject to the approval of the Board of Trustees of the Trust, to hire and terminate non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisor for the Fund without shareholder approval. Pursuant to such exemptive relief, shareholders of the affected Fund will be notified of the hiring of a sub-advisor or sub-advisor changes within 90 days after the effective date of such change.

Investment Management Agreement

The Fund pays an investment advisory fee, which is computed daily and paid monthly, at the annual rate of 1.50% based on the average daily net assets of the Fund.

From time to time, the Investment Advisor may waive receipt of its fees and/or voluntarily assume certain Fund expenses, which would have the effect of reducing the Fund’s expense ratio and increasing returns to shareholders at the time such amounts are waived or assumed, as the case may be. Each class of shares of the Fund pays its respective pro rata portion of the advisory fees payable by the Fund.

Under the terms of the investment advisory contract between the Trust and the Investment Advisor (the “Investment Management Agreement”), the Investment Advisor provides a program of continuous investment management for the Fund with regard to the Fund’s investment of its assets in accordance with the Fund’s investment objectives, policies and limitations. In providing investment management services to the Fund, the Investment Advisor will: (a) make investment decisions for the Fund, including, but not limited to, the selection and management of an investment sub-advisor for the Fund, in which case any of the duties of the Investment Advisor under the Investment Management Agreement may be delegated to such investment sub-advisor subject to approval by the Board of Trustees; (b) if an investment sub-advisor is appointed with respect to the Fund, monitor and evaluate the performance of the investment sub-advisor under its respective sub-advisory agreement in light of the investment objectives and policies of the Fund, and render to the Trustees such periodic and special reports related to such performance monitoring as the Trustees may reasonably request, and analyze and recommend changes in the investment sub-advisor as the Investment Advisor may deem appropriate; (c) place orders to purchase and sell investments in the Fund; (d) furnish to the Fund the services of its employees and agents in the management and conduct of the corporate business and affairs of the Fund; (e) if requested, and subject to certain reimbursement provisions of the Investment Management Agreement with respect to the Chief Compliance Officer of the Trust, provide the services of its officers as officers or administrative executives of the Fund of the Trust who are “interested persons” of the Trust or its affiliates, as that term is defined in the 1940 Act, subject in each case to their individual consent to serve and to applicable legal limitations; and (f) provide office space, secretarial and clerical services and wire and telephone services (not including toll charges, which will be reimbursed by the Fund), and monitor and review Fund contracted services and expenditures pursuant to the distribution and service plans of the Fund. Under the Investment Management Agreement, the Investment Advisor is also authorized to enter into brokerage transactions, including with brokers affiliated with the Investment Advisor, with respect to the Fund’s portfolio securities, always subject to the Investment Advisor’s obligation to seek best execution. The Investment Management Agreement authorizes the Fund to use soft dollars to obtain research reports and services and to use directed brokerage on behalf of the Fund, however the Investment Advisor reviews such transactions on a quarterly basis. The Investment Advisor may also aggregate sales and purchase orders of securities held in the Fund with similar orders being made simultaneously for other accounts managed by the Investment Advisor or with accounts of the Investment Advisor’s affiliates, if in the Investment Advisor’s reasonable judgment such aggregation shall result in an overall economic benefit to the respective Fund.

All fees paid to the Investment Advisor by the Fund are computed and accrued daily and paid monthly based on the net asset value of shares of the Fund.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Management Agreement for the Fund will be available in Forward Funds’ semi-annual report for the period ending June 30, 2012.

As described in the prospectuses, the Investment Advisor has agreed to limit the total expenses of the Fund through the dates indicated to the annual rates stated below. Pursuant to this agreements the Fund will reimburse the Investment Advisor for any fee waivers or expense reimbursements made by the Investment Advisor, provided that any such reimbursements made by the Fund to the Investment Advisor will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred. There is no assurance that these expense limitations will be continued beyond the dates indicated.

Fund	Class	End Date	Expense Limit
Forward Endurance Long/Short Fund	Investor Class	April 30, 2013	2.34%
Forward Endurance Long/Short Fund	Institutional Class	April 30, 2013	1.99%
Forward Endurance Long/Short Fund	Class C	April 30, 2013	2.94%
Forward Endurance Long/Short Fund	Class M	April 30, 2013	1.99%

Portfolio Managers

The Forward Endurance Long/Short Fund is team managed. David Readerman and Jim O’Donnell are jointly responsible for the management of the Fund. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. Readerman and O’Donnell managed as of September 30, 2011:

David Readerman

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	1	$71.0	0	$0.0
Other Pooled Investment Vehicles	1	$6.8	1	$6.8
Other Accounts	0	$0.0	0	$0.0

Jim O’Donnell

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	23	$1,911.0	0	$0.0
Other Pooled Investment Vehicles	1	$6.8	1	$6.8
Other Accounts	4	$1.0	0	$0.0

The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objective and strategies as the Fund. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities. Generally, client portfolios with similar strategies are managed by portfolio managers using the same objectives, approach, and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as the portfolio managers may have an incentive to allocate securities that are expected to increase in value to favored funds. Forward Management has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time.

Mr. Readerman’s compensation consists of direct participation in the revenues of the products that he manages, plus an equity-like participation in the value appreciation of the company and in its profit distribution.

Mr. O’Donnell’s compensation consists of a fixed salary and long-term and short-term management incentive programs that are based, in part, on the profitability of Forward Management. To the extent the success of the Fund affects the profitability of Forward Management, it indirectly affects Mr. O’Donnell’s compensation.

Forward Management, LLC:

The following table sets forth information regarding the ownership of the Fund by the portfolio managers responsible for the management of the Fund’s portfolio.

Information as of December 1, 2011

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund*
David Readerman	Forward Endurance Long/Short Fund	A
Jim O’Donnell	Forward Endurance Long/Short Fund	A

*	Key to Dollar Ranges
A	None
B	$1 - $10,000

C	$10,001 - $50,000
D	$50,001 - $100,000
E	$100,001 - $500,000
F	$500,001 - $1,000,000
G	Over $1,000,000

Distributor

The Fund offers its shares to the public on a continuous basis. Shares of the Fund are distributed pursuant to a Distribution Agreement, dated as of September 30, 2005, as amended (the “Distribution Agreement”), between the Trust and the Distributor, ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203. The Distribution Agreement requires the Distributor to solicit orders for the sale of shares and to undertake such advertising and promotion as the Distributor believes reasonable in connection with such solicitation. The Trust and the Distributor have agreed to indemnify each other against certain liabilities. The Trust pays no fee to the Distributor under the Distribution Agreement. The Distribution Agreement will remain in effect from year to year only if its continuance is approved annually by a majority of the Board of Trustees who are not parties to such agreement or “interested persons” of any such party and must be approved either by votes of a majority of the Trustees or a majority of the outstanding voting securities of the Fund. The Distribution Agreement may be terminated by either party on at least 60 days’ written notice and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Codes of Ethics

The Trust, the Investment Advisor, and the Distributor have adopted Codes of Ethics governing personal trading activities of all of their trustees, directors and officers and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Fund or obtain information pertaining to such purchase or sale. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be purchased or held by the Fund.

The Investment Advisor’s Code of Ethics is designed to address and avoid potential conflicts of interest relating to personal trading and related activities. The Code of Ethics instructs the Investment Advisor to always place the interests of shareholders first, ensure that all personal securities transactions are conducted consistent with the Code of Ethics and in such a manner to avoid any actual or potential conflicts of interest or abuse, and prohibits investment company personnel from taking inappropriate advantage of their positions.

The Investment Advisor’s Code of Ethics prohibits personal trading in certain securities by access persons unless they have received written authorization from the Advisor. The Code of Ethics lists situations in which transactions are exempt and thus covered persons may engage in exempted transactions without following the procedures set forth in the Code of Ethics. Access persons are required to make initial and annual reports of their securities holdings and to file quarterly securities transaction reports with the Investment Advisor even if no securities transactions occurred and no new securities accounts were opened during the relevant quarter. Each employee is required to certify that he or she has read, understands and has complied with the Code of Ethics.

The Distributor’s Code of Ethics is designed to clearly state, and inform its access persons about, prohibited activities in which employees may not engage. The Distributor’s Code of Ethics prohibits its access persons from purchasing or selling securities based upon any material nonpublic information to which they have access solely as a result of their employment with the Distributor, and prohibits informing others, who may act on such information, about material nonpublic information about the Distributor or one of its clients.

The Codes of Ethics of the Trust, the Investment Advisor, and the Distributor are on public file with and available from the SEC.

Proxy Voting Policies and Procedures

It is the Fund’s policy that proxies received by the Fund are voted in the best interest of the Fund’s shareholders. The Board of Trustees of the Fund has adopted Proxy Voting Policies and Procedures for the Fund that delegates all responsibility for voting proxies received relating to the Fund’s securities to the Investment Advisor. The Board of Trustees will periodically review and approve the Investment Advisor’s proxy voting policies and procedures and any amendments.

Proxy Voting Guidelines

Forward Management, LLC

For the Forward Funds portfolios for which it exercises proxy voting authority, Forward Management will vote proxies in the best interests of the Fund. Forward Management has contracted with Glass, Lewis & Co., LLC (“Glass Lewis”) to handle administration and voting of these proxies and has directed Glass Lewis to vote all proxies on behalf of the portfolios of the Forward Funds in accordance with Glass Lewis’ recommendations. Glass Lewis’ proxy analysis is focused on the economic and financial consequences of voting and therefore on improving medium- to long-term value and mitigating risk at public companies. The firm’s approach to enhancing overall corporate value growth through effective proxy voting is to look at each company individually and determine what is in the best interests of the shareholders of each particular company. In addition to corporate governance, Glass Lewis’ research on proxies analyzes accounting, executive compensation, compliance with regulation and law, risks and risk disclosure, litigation and other matters that reflect the quality of board oversight and company transparency.

The following examples illustrate Glass Lewis’ general guidelines with respect to proxy votes in certain areas:

Board of Directors. The purpose of Glass Lewis’ proxy research and advice is to facilitate shareholder voting in favor of governance structures that will drive performance, create shareholder value and maintain a proper tone at the top. Glass Lewis looks for talented boards with a record of protecting shareholders and delivering value of the medium- and long-term. Glass Lewis believes that boards working to protect and enhance the best interests of shareholders are independent, have directors with diverse backgrounds, have a record of positive performance, and have members with a breadth and depth of relevant experience.

Governance Structure and the Shareholder Franchise. With respect to anti-takeover measures, Glass Lewis believes that poison pill plans are not generally in shareholders’ best interests. However, in certain circumstances, Glass Lewis will recommend supporting a limited poison pill to accomplish a particular objective. Glass Lewis typically recommends that shareholders vote against proposals that would require advance notice of shareholder proposals or of director nominations. Glass Lewis reviews cumulative voting proposals on a case-by-case basis, factoring in the independence of the board and the status of the company’s governance structure.

Governance Shareholder Initiatives. Glass Lewis generally recommends supporting shareholder proposals calling for the elimination or removal of, as well as to require shareholder approval of, antitakeover devices such as poison pills and classified boards. Glass Lewis generally recommends supporting proposals likely to promote the furtherance of shareholder rights. It also generally recommends proposals seeking to promote director accountability and to improve compensation practices.

Because Forward Management does not exercise discretion in voting proxies for the Forward Funds portfolios but routinely votes proxies according to the recommendations of Glass Lewis, no potential conflict of interests between Forward Management and the Fund should actually affect the voting of proxies. However, should a conflict arise, Forward Management will use one of the following methods to resolve such conflict, provided such method results in a decision to vote the proxies that is based on the Fund’s best interest and is not the product of the conflict:

•	“echo vote” or “mirror vote” the proxies in the same proportion as the votes of other proxy holders that are not Forward Management clients; or

•	if possible, erect information barriers around the person or persons making voting decisions sufficient to insulate the decision from the conflict.

Fund’s Proxy Voting Records

Information on how the Fund voted proxies relating to portfolio securities from inception through the period ended June 30, 2012 will be available: (1) without charge, upon request, by calling (800) 999-6809; and (2) filed on Form N-PX on the Securities and Exchange Commission’s website at www.sec.gov.

Administrative Services and Transfer Agent

ALPS Fund Services, Inc. (hereinafter “AFS,” “Administrator” and “Transfer Agent”), whose principal business address is 1290 Broadway, Suite 1100, Denver, CO 80203, acts as the Fund’s administrator. As Administrator, AFS performs corporate secretarial, treasury, and blue sky services and acts as fund accounting agent for the Fund. For its services as Administrator, the Trust pays AFS the greater of $2,304,000 or fees based on the annual net assets of the Forward Funds, accrued daily and payable monthly by the Funds at the following annual rate:

Annual Net Assets of the Funds (except for the Forward Aggressive Growth Allocation Fund, Forward Balanced
Allocation Fund, Forward Growth Allocation Fund, Forward Growth & Income Allocation Fund, Forward Income
Allocation Fund, and Forward Income & Growth Allocation Fund (collectively, the “Allocation Funds”))	Annual Fee
Up to and including $1 billion	0.065%
In excess of $1 billion	0.030%

Annual Net Assets of the Allocation Funds	Annual Fee
0.010%

The Amended and Restated Fund Accounting and Administration Agreement between the Trust and AFS was dated and effective as of April 12, 2010. The Amended and Restated Fund Accounting and Administration Agreement has an initial term of three years and will renew automatically for successive one-year terms.

Pursuant to an Amended and Restated Transfer Agency and Service Agreement dated June 3, 2009 and effective as of June 15, 2009, AFS acts as transfer agent and dividend disbursing agent for the Trust. The Transfer Agency and Service Agreement has an initial term of three years and automatically renews for successive one-year terms. Shareholder inquiries may be directed to AFS at P.O. Box 1345, Denver, CO 80201.

In certain instances, other intermediaries may perform some or all of the transaction processing, recordkeeping or shareholder services which would otherwise be provided by the Transfer Agent. Forward Management or its affiliates may make payments out of their own assets, to intermediaries, including those that sell shares of the Fund, for transaction processing, recordkeeping or shareholder services. For example, shares in the Fund may be owned by certain intermediaries for the benefit of their customers. Because the Transfer Agent often does not maintain Fund accounts for shareholders in those instances, some or all of the recordkeeping services for these accounts may be performed by intermediaries. In addition, retirement plans may hold Fund shares in the name of the plan, rather than the name of the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the Fund may, at the discretion of a retirement plan’s named fiduciary or administrator, be paid for providing services that would otherwise have been performed by the Transfer Agent. Payments may also be made to plan trustees to defray plan expenses or otherwise for the benefit of plan participants and beneficiaries. For certain types of tax exempt plans, payments may be made to a plan custodian or other entity which holds plan assets. Payments may also be made to offset charges for certain services such as plan participant communications, provided by Forward Management or an affiliate or by an unaffiliated third party.

Other Service Providers

The Fund pays all expenses not assumed by the Investment Advisor or the Administrator. Expenses paid by the Fund include, but are not limited to: custodian, stock transfer and dividend disbursing fees, and accounting and recordkeeping expenses; Rule 12b-1 fees, if any, and shareholder service fees pursuant to distribution or service plans; costs of designing, printing, and mailing reports, prospectuses, proxy statements, and notices to its shareholders; taxes and insurance; expenses of the issuance, sale or repurchase of shares of the Fund (including federal and state registration and qualification expenses); legal and auditing fees and expenses; compensation, fees and expenses paid to Trustees who are not interested persons of the Trust; association dues; costs of stationery and forms prepared exclusively for the Fund; and trade organization dues and fees. In addition, as noted above, the Trust has agreed to pay the Investment Advisor a fee in the amount of $300,000 per annum as compensation for providing an officer or employee of the Investment Advisor to serve as Chief Compliance Officer for the Funds (each series of the Trust bearing its pro rata share of the fee), plus the cost of reasonable expenses related to the performance of the Chief Compliance Officer’s duties, including travel expenses, and may compensate the Investment Advisor for the time of other officers or employees of the Investment Advisor who serve in other compliance capacities for the Fund.

Distribution Plans and Shareholder Services Plan

Distribution Plans

The Fund has adopted service and distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Class C and Investor Class shares of the Fund (each a “Distribution Plan” and collectively, the “Distribution Plans”). The purpose of the Distribution Plans is to permit the Fund to compensate the Distributor, banks, brokers, dealers, administrators and other financial intermediaries for services provided and expenses incurred by them in promoting the sale of shares of the Fund or maintaining or improving services provided to Class C and Investor Class shareholders. By promoting the sale of shares and maintaining or improving services to shareholders, the Distribution Plans should help provide reduced shareholder redemptions through established relationships provided by financial intermediaries therefore affording the Investment Advisor the ability to purchase and redeem portfolio securities without forcing the Investment Advisor to make unwanted sales of existing portfolio securities.

Expenses acceptable for payment under the Distribution Plans include, but are not limited to: (i) compensation of broker-dealers or other persons for providing assistance in distribution and for promotion of the sale of the Class C and Investor Class shares of the Fund; (ii) expenses of printing and distributing prospectuses, SAI and reports to prospective holders of Class C and Investor Class shares of the Fund; (iii) expenses of preparing and distributing sales literature and related expenses, advertisements, and other distribution-related expenses, including a pro-rated portion of the Distributor’s expenses attributable to each Class of shares related to implementing and operating the Distribution Plan; (iv) providing information periodically to existing shareholders; (v) forwarding communications from the Trust to shareholders; (vi) responding to inquiries from shareholders regarding their investment in the Fund; (vii) other services qualifying under applicable rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”); (viii) administrative services such as transfer agent and sub-transfer agent services for shareholders; (ix) aggregating and processing purchase and redemption orders for Fund shares; (x) preparing statements for shareholders; (xi) processing dividend payments;

(xii) providing sub-accounting services; (xiii) receiving, tabulating, and transmitting proxies executed by shareholders; (xiv) and other personal services in connection with shareholder accounts (collectively “Sales and/or Services Support”). The Fund’s Investment Advisor is responsible for paying the Distributor for any unreimbursed distribution expenses.

For more information on fees paid by the Fund under the Distribution Plans, please see “Distributions and Shareholder Services Plans” in the Fund’s prospectus. The Fund has not adopted a Distribution Plan with respect to Class M or Institutional Class shares of the Fund.

Broker-dealers or others may not be eligible to receive payments under the Distribution Plan for Class C shares until after the twelfth month following a shareholder purchase in the Class C shares of the Fund.

Because the fees under the Distribution Plans are paid out of the Fund’s assets attributable to the Class C and Investor Class shares on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution Plans are governed by Rule 12b-1 under the 1940 Act, which includes requirements that the Board of Trustees receive and review, at least quarterly, reports concerning the nature and qualification of services and expenses that are paid for or reimbursed. Continuance of each Distribution Plan is subject to annual approval by a vote of the Board of Trustees, including a majority of the Independent Trustees and who have no direct or indirect interest in the Distribution Plan or related arrangements, cast in person at a meeting called for that purpose. All material amendments to the Distribution Plan must likewise be approved by separate votes of the Trustees and the Independent Trustees. A Distribution Plan may not be amended in order to increase materially the costs which the Fund bears for distribution pursuant to the Distribution Plan without also being approved by a majority of the outstanding voting securities of the Fund. Any agreement pursuant to a Distribution Plan terminates automatically in the event of its assignment, and a Distribution Plan and any agreement pursuant to a Distribution Plan may be terminated without penalty, at any time, by a vote of the majority of (i) the outstanding voting securities of the relevant class or (ii) the Independent Trustees.

For purposes of paying for record-keeping and administrative services under the Distribution Plans, the Distributor and financial intermediaries normally calculate payment on the basis of an average running balance over a quarter; however, the Distributor may enter into agreements providing for a different method of calculating “average net asset value”. In addition, the Distributor may suspend or modify any of the Distribution Plans at any time. Payments are subject to the continuation of the Distribution Plans described above and the terms of service agreements between financial intermediaries and the Distributor.

The Fund participates from time to time in joint distribution activities. Fees paid under a Distribution Plan may be used to finance Sales and/or Service Support of other Forward Funds, and the expenses will be allocated on the relative net asset size of the Fund.

Shareholder Services Plan

The Fund has also adopted a shareholder services plan, which is separate from the Distribution Plans described above, with respect to Class C, Class M, Investor Class, and Institutional Class shares of the Fund (the “Shareholder Services Plan”). The Trust intends to operate the Shareholder Services Plan in accordance with its terms. Under the Shareholder Services Plan, the Fund is authorized to pay to banks, brokers, dealers, administrators, and other financial intermediaries or third party service providers a payment each month in connection with non-distribution related services provided to shareholders.

Under the Shareholder Services Plan, ongoing payments may be made to participating organizations for services including, but not limited to: (i) providing information periodically to existing shareholders; (ii) forwarding communications from the Trust to shareholders; (iii) responding to inquiries from shareholders regarding their investment in the Fund; (iv) other services qualifying under applicable rules of FINRA; (v) administrative services such as transfer agent and sub-transfer agent services for shareholders; (vi) aggregating and processing purchase and redemption orders for Fund shares; (vii) preparing statements for shareholders; (viii) processing dividend payments; (ix) providing sub-accounting services; (x) receiving, tabulating, and transmitting proxies executed by shareholders; (xi) and other personal services provided in connection with shareholder accounts (collectively “Shareholder Services”).

For more information on fees paid by the Fund under the Shareholder Services Plan, please see “Distribution and Shareholder Services Plans” in the Fund’s prospectus.

In the event the Shareholder Services Plan is terminated with respect to the Fund or class of shares thereof in accordance with its terms, the obligations of the Fund to make payments pursuant to a Shareholder Services Plan with respect to the applicable class of shares will cease and the Fund will not be required to make any payments for expenses incurred after the date the Shareholder Services Plan terminates. Payments may be made under the Shareholder Services Plan without regard to actual shareholder servicing expenses incurred by a recipient.

The Shareholder Services Plan has been approved by the Trust’s Board of Trustees, including the Independent Trustees. The Shareholder Services Plan must be renewed annually by the Board of Trustees, including a majority of the Independent Trustees, by a vote cast in person at a meeting called for that purpose. The Shareholder Services Plan may be terminated as to a particular class of shares at any time, without any penalty, by such Trustees on 60 days’ written notice.

Any change in a Shareholder Services Plan of the Fund that would amend the Shareholder Services Plan or materially increase the expenses paid by the Fund requires approval by the Board of Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of a Shareholder Services Plan or in any agreements related to it, by a vote cast in person.

Amounts paid under the Shareholder Services Plan are reported to the Board of Trustees at least quarterly, and the Board is furnished with such other information as may reasonably be requested in connection with the payments made under the Shareholder Services Plan in order to enable the Board to make an informed determination of whether the Shareholder Services Plan should be continued.

For purposes of paying for record-keeping and administrative services under the Shareholder Services Plan, the Distributor and financial intermediaries normally calculate payment on the basis of an average running balance of the net assets attributable to each class over a quarter; however, the Distributor may enter into agreements with certain financial intermediaries providing for a different method of calculating “average net asset value” during the quarter.

Because fees under the Shareholder Services Plan are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Additional Payments to Intermediaries

The following is a list of the financial intermediaries that Forward Management or their affiliates have entered into ongoing contractual arrangements with to make additional payments as of January 1, 2011. These additional payments are described in more detail in the “Additional Payments to Intermediaries” section of the prospectuses. Any additions, modifications, or deletions to the financial intermediaries identified in this list that have occurred since January 1, 2011 are not reflected.

ACS HR Solutions, LLC, Ameriprise Financial Services, Inc., Charles Schwab, Citigroup Global Markets, Inc., Daily Access Corp., Fidelity Brokerage Services, LLC, Fidelity Investment Institutional Operations Company, Inc., Financial Data Services, Inc., First Interstate Bank, GreatBanc Trust Co., GWFS Equities, Inc., ICMA-RC Services, LLC, J.P. Morgan Retirement Plan Services, LLC, Lincoln Retirement Services Company, LPL Financial Services, Mercer HR Outsourcing LLC, Merrill Lynch, Pierce, Fenner & Smith, Inc., MidAtlantic Capital Corp., Morgan Stanley & Co., Incorporated, MSCS Financial Services, LLC, National Financial Services LLC, Nationwide Investment Services Corp., NYLIFE Distributors, Pershing, LLC, Prudential Investment Management Services, LLC, PNC Global Investment Servicing, State Street Bank & Trust, TD Ameritrade Trust Company, The Trust Company of Sterne Agee & Leach, TIAA-Cref Individual & Institutional Services, LLC, UBS Financial Services Inc., Vanguard, Wachovia Bank, N.A, Wachovia Securities, LLC, The Washington Trust Co., Wells Fargo Bank, N.A., Wilmington Trust Retirement & Institutional Services Company, and Zions First National Bank.

INVESTMENT OBJECTIVES AND POLICIES

The investment objective of the Fund is non-fundamental and may be changed without a vote of the holders of a majority of the outstanding shares of the Fund. Non-fundamental policies of the Fund may be changed by the Board of Trustees without a vote of the holders of a majority of the outstanding shares of the Fund. Any policy not specifically identified as “fundamental” is a non-fundamental policy of the Fund. There can be no assurance that the investment objective of the Fund will be achieved.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below that are designated as fundamental may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities. A majority of the Fund’s outstanding voting securities means the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities.

If a percentage restriction on investment or use of assets discussed in this SAI or any prospectus is adhered to at the time a transaction is effected, a later increase or decrease in such percentage resulting from changes in values of securities or loans or amounts of net assets or security characteristics will not be considered a violation of the restriction, except that the Fund will take reasonably practicable steps to attempt to continuously monitor and comply with its liquidity standards. Also, if the Fund receives subscription rights to purchase securities of an issuer whose securities the Fund holds, and if the Fund exercises such subscription rights at a time when the Fund’s portfolio holdings of securities of that issuer would otherwise exceed a limit, it will not constitute a violation if, prior to the receipt of the securities from the exercise of such rights, and after announcement of such rights, the Fund sells at least as many securities of the same class and value as it would receive on exercise of such rights.

Fundamental Investment Restrictions of the Fund

As a matter of fundamental policy:

1.

The Fund may not purchase the securities of any issuer (other than U.S. Government Securities or securities of other investment companies) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of issuers whose principal business activities are in the same industry.

2.	The Fund may not issue senior securities or borrow money, except to the extent permitted by the 1940 Act.

3.	The Fund may not purchase or sell commodities or commodities contracts (except in conformity with regulations of the CFTC such that the Fund would not be considered a commodity pool).

4.	The Fund may not make loans, except to the extent permitted under the 1940 Act and the rules promulgated thereunder, as may be amended from time to time.

5.

The Fund may not underwrite the securities of other issuers, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (the “1933 Act”), in the disposition of restricted securities or in connection with the investment in other investment companies.

6.

The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate (e.g., REITs) or securities of companies engaged in the real estate business).

Other Investment Restrictions

In addition to the fundamental investment restrictions listed above, the Fund has also adopted the non-fundamental investment restrictions set forth below. These non-fundamental restrictions may be changed by the Board of Trustees without shareholder approval.

Non-Fundamental Investment Restrictions of the Fund

The Fund will not invest in securities of other registered investment companies in reliance on subparagraphs (F) or (G) of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, absent specific exemptive relief, the Fund may not: (i) acquire more than 3% of the voting securities of any other investment company, (ii) invest more than 5% of its total assets in securities of any one investment company, and (iii) invest more than 10% of its total assets in securities of all investment companies. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the above statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the particular ETF and the investing fund. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Additional Fund Policies

For purposes of the Fund’s policy regarding concentration in a particular industry under Fundamental Investment Restriction 1 above, with respect to the Fund’s investment in an ETF, the Fund will look through each ETF to the issuer of the securities held by the ETF, as if the Fund had invested in those securities directly. Similarly, pending further regulatory guidance or industry developments, with respect to the Fund’s investment in swap agreements, the Fund will look through each swap agreement to the reference issuers (i.e., the issuer of the reference investment) that constitute the swap agreement’s reference investment (i.e., the underlying asset or investment to which a swap agreement relates), as if the Fund had invested directly in those issuers in the same proportion to which each issue contributes to the reference investment.

For purposes of the Fund’s policy with respect to issuing senior securities or borrowing money under Fundamental Investment Restriction 2 above, the entering into of options, short sales, futures, forwards and other investment techniques or derivatives contracts, and collateral and margin arrangements with respect to such transactions, is not deemed to include the borrowing or the issuance of senior securities provided such transactions are “covered” in accordance with procedures established by the Board of Trustees and applicable regulatory guidance.

The Fund interprets its policy with respect to the purchase and sale of commodities or commodities contracts under Fundamental Investment Restriction 3 above to permit the Fund, subject to the Fund’s investment objective and general investment policies (as stated in the Prospectuses and elsewhere in this Statement of Additional Information), to invest in options and futures contracts or securities or other instruments backed by commodities, subject to compliance with any applicable provisions of the federal securities or commodities laws.

ADDITIONAL INVESTMENT TECHNIQUES AND RISKS

Additional information concerning investment techniques and risks associated with the Fund’s investments is set forth below. From time to time, the Fund may purchase these securities or enter into these strategies to an extent that is more than incidental.

Bank Obligations

The Fund may invest in bank obligations such as bankers’ acceptances, certificates of deposit, and time deposits. Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers’ acceptances, along with notes issued by banking institutions, are only as secure as the creditworthiness of the issuing or accepting depository institution. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Borrowing

The Fund may borrow for temporary administrative or emergency purposes and this borrowing may be unsecured. The Fund may also borrow from banks and broker-dealers and engage in reverse repurchase agreements for purposes of investing the borrowed funds. Under the 1940 Act, the Fund is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The percentage of the Fund’s total assets that may be leveraged because of reverse repurchase agreements will vary during the fiscal year depending on the portfolio management strategies of Forward Management. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of the portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Commercial Paper and Variable Amount Demand Master Notes

The Fund may invest in commercial paper, which represent short-term unsecured promissory notes issued (in bearer form) by banks or bank holding companies, corporations and finance companies. The Fund may also invest in variable amount demand master notes, which are corporate obligations of issuing organizations that share the credit profile of commercial paper (e.g., banks or corporations). The distinct difference between commercial paper and variable amount demand master notes is in the liquidity characteristics of the issuance. While commercial paper is mostly negotiable, with a robust secondary trading market for rated issuers, variable amount demand master notes are issued by a bank or corporation and liquidated on demand. Further, there is no secondary market for variable amount demand master notes. Typically the issuance of a variable amount demand master note consists of two parts, an “A” note and a “B” note. Both carry an interest rate higher than the commercial paper issued by the same issuer, meant to compensate for the increased liquidity risk. Most often the “A” note is for a fixed investment amount, and can only be redeemed with a fixed notice, such as six to twelve months. The “B” note can be redeemed at any time for any amount presently outstanding.

In selecting commercial paper and other corporate obligations for investment by the Fund, Forward Management also considers information concerning the financial history and condition of the issuer and its revenue and expense prospects. If commercial paper or another corporate obligation held by the Fund is assigned a lower rating or ceases to be rated, Forward Management will promptly reassess whether that security presents credit risks consistent with the Fund’s credit quality restrictions and whether the Fund should continue to hold the security in its portfolio. If a portfolio security no longer presents credit risks consistent with the Fund’s credit quality restrictions or is in default, the Fund will dispose of the security as soon as reasonably practicable unless Forward Management determines that to do so is not in the best interests of the Fund and its shareholders. Variable amount demand master notes with demand periods of greater than seven days will be deemed to be liquid and only if they are determined to be so in compliance with procedures approved by the Board of Trustees.

Convertible Securities

The Fund may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible. Typically, convertible securities are callable by the company, which may, in effect, force conversion before the holder would otherwise choose.

The convertible securities in which the Fund may invest consist of bonds, notes, debentures, and preferred stocks that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock or sell it to a third party. Thus, the Fund may not be able to control whether the issuer of a convertible security chooses to force conversion of that security. If the issuer chooses to do so, this action could have an adverse effect on the Fund’s ability to achieve its investment objective.

In carrying out this policy, the Fund may purchase convertible bonds and convertible preferred stock which may be exchanged for a stated number of shares of the issuer’s common stock at a price known as the conversion price. The conversion price is usually greater than the price of the common stock at the time of purchase of the convertible security. The interest rate of convertible bonds and the yield of convertible preferred stock will generally be lower than that of the non-convertible securities. While the value of the convertible securities will usually vary with the value of the underlying common stock and will normally fluctuate inversely with interest rates, it may show less volatility in value than the non-convertible securities. A risk associated with the purchase of convertible bonds and convertible preferred stock is that the conversion price of the common stock will not be attained. The Fund will purchase only those convertible securities which have underlying common stock with potential for long-term growth in the opinion of Forward Management. The Fund will only invest in investment-grade convertible securities (those rated in the top four categories by either S&P or Moody’s).

Counterparty Credit Risk

Commodity and financial-linked derivative instruments are subject to the risk that the counterparty to the instrument might not pay interest when due or repay principal at maturity of the obligation. If a counterparty defaults on its interest or principal payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may invest in commodity- and financial-linked structured notes issued by a limited number of issuers, which will act as counterparties. To the extent the Fund focuses its investments in a limited number of issuers, it will be more susceptible to the risks associated with those issuers.

Debt Securities

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund’s net asset value and could also impact the amount of income the Fund generates through debt investments. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. See “Variable and Floating Rate Securities.” The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. An issuer of a debt security may repay principal prior to a security’s maturity, which can adversely affect the Fund’s yield, particularly during periods of declining interest rates. Rising interest rates may cause prepayments to occur at slower than expected rates, which effectively lengthens the maturities of the affected securities, making them more sensitive to interest rate changes and making the Fund’s net asset value more volatile.

Debt securities purchased by the Fund may include preferred stocks, investment-grade corporate bonds, debentures and notes, and other similar corporate debt instruments, convertible securities, municipal bonds, and high-quality short-term debt securities such as commercial paper, bankers’ acceptances, certificates of deposit, repurchase agreements, obligations insured or guaranteed by the U.S. government or its agencies, and demand and time deposits of domestic banks, U.S. branches and subsidiaries of foreign banks and foreign branches of U.S. banks. Debt securities may be acquired with warrants attached. Corporate income-producing securities may also include forms of preferred or preference stock. Investments in corporate debt securities that are rated below investment grade (rated below “BBB” by S&P or “Baa” by Moody’s) are considered speculative with respect to the issuer’s ability to pay interest and repay principal.

Rating agencies may periodically change the rating assigned to a particular security. If a debt security satisfies the Fund’s minimum rating requirement when purchased, a subsequent downgrade does not require the sale of the security, but Forward Management will consider which action is in the best interest of the Fund and its shareholders, including the sale of the security.

Bonds that are rated “Baa” by Moody’s are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds that are rated C by Moody’s are the lowest rated class of bonds and can be regarded as having extremely poor prospects of attaining any real investment standing.

Bonds rated “BBB” by S&P are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories. Bonds rated “D” by S&P are the lowest rated class of bonds and generally are in payment default. The “D” rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Although they may offer higher yields than higher-rated securities, high-risk, low-rated debt securities (commonly referred to as “junk bonds”) and unrated debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low-rated and unrated debt securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities may diminish the Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low-rated or unrated debt securities may also make it more difficult for the Fund to obtain accurate market quotations for the purposes of valuing their portfolios. Market quotations are generally available on many low-rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low-rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of the Fund to achieve its investment objective may, to the extent of investment in low-rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher-rated securities. In addition, the use of credit ratings as the sole method of evaluating low-rated securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of low-rated securities. In addition, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was most recently rated.

Low-rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low-rated debt securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low-rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low-rated debt securities defaults, the Fund may incur additional expenses seeking recovery.

Depositary Receipts

The Fund may purchase sponsored or unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”). ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or foreign trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the U.S. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, the underlying issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the underlying issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an underlying issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding underlying issuers of securities in unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as further discussed below in this section. For purposes of the Fund’s investment policies, the Fund’s investments in Depositary Receipts will be deemed to be investments in the underlying securities.

Derivative Instruments

The Fund may purchase and write call and put options on securities, securities indexes and foreign currencies, and enter into futures contracts and use options on futures contracts as further described below. The Fund may also enter into swap agreements with respect to foreign currencies, interest rates and securities indexes. The Fund may use these techniques to hedge against changes in interest rates, foreign currency exchange rates or securities prices or to attempt to achieve investment returns as part of its overall investment strategies. The Fund may also purchase and sell options relating to foreign currencies for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund will segregate or “earmark”

assets determined to be liquid by Forward Management in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under options, futures, and swaps to avoid leveraging the portfolio of the Fund as described below.

The Fund considers derivative instruments to consist of securities or other instruments whose value is derived from or related to the value of some other instrument or asset, and not to include those securities whose payment of principal and/or interest depends upon cash flows from underlying assets, such as mortgage-related or asset-backed securities. The value of some derivative instruments in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of Forward Management to correctly forecast interest rates and other economic factors. If Forward Management incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss. In addition, while the use of derivatives for hedging purposes can reduce losses, it can also reduce or eliminate gains, and hedges are sometimes subject to imperfect matching between the derivative and security it is hedging, which means that a hedge might not be effective. The Fund might not employ any of the strategies described above, and no assurance can be given that any strategy used will succeed. A decision as to whether, when and how to utilize derivative instruments involves the exercise of skill and judgment, and even a well-conceived derivatives strategy may be unsuccessful. The use of derivative instruments involves brokerage fees and/or other transaction costs, which will be borne by the Fund.

Dividend Rolls

The Fund may perform “dividend rolls.” A dividend roll is an arrangement in which the Fund purchases stock in a U.S. corporation that is about to pay a dividend. The Fund then collects the dividend. If applicable requirements are met, the dividend will qualify for the corporate “dividends-received deduction.”

Duration

Duration is one of the fundamental tools used by Forward Management in security selection for the Fund. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to change by approximately 3% with a 1% change in interest rates. Assumptions generally accepted by the industry concerning the probability of early payment and other factors may be used in the calculation of duration for debt securities that contain put or call provisions, sometimes resulting in a duration different from the stated maturity of the security. With respect to certain mortgage-backed securities, duration is likely to be substantially less than the stated maturity of the mortgages in the underlying pools. The maturity of a security measures only the time until final payment is due and, in the case of a mortgage-backed security, does not take into account the factors included in duration.

The Fund’s duration directly impacts the degree to which asset values fluctuate with changes in interest rates. For every 1% change in interest rate, the Fund’s net asset value is expected to change inversely by approximately 1% for each year of duration. For example, a 1% increase in interest rate would be expected to cause a fixed-income portfolio with an average dollar weighted duration of five years to decrease in value by approximately 5% (1% interest rate increase multiplied by the five-year duration).

Equity Securities

The Fund may invest in equity securities without regard to market capitalization. Equity securities consist of exchange-traded, over-the-counter and unlisted common and preferred stocks, warrants, rights, convertible debt securities, trust certificates, limited partnership interests, and equity participations.

Investments in equity securities are subject to a number of risks, including the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its products or services, and the value of the Fund’s equity investments may change in response to stock market movements, information or financial results regarding the issuer, general market conditions, general economic and/or political conditions, and other factors.

Exchange-Traded Funds (“ETFs”)

The Fund may invest in shares of ETFs. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange or New York Stock Exchange. ETFs are priced continuously and trade throughout the day. Each share represents an undivided ownership interest in the portfolio of stocks held by an ETF. ETFs acquire and hold either:

•	shares of all of the companies that are represented by a particular index in the same proportion that is represented in the index itself;

•	shares of a sampling of the companies that are represented by a particular index in a proportion meant to track the performance of the entire index; or

•	shares of companies included in a basket of securities.

The value of shares of ETFs that are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the corresponding market index or basket of securities, should, under normal circumstances, closely track the value of the underlying component stocks. Such ETFs generally do not buy or sell securities, except to the extent necessary to conform their portfolios to the corresponding index. Because an ETF has operating expenses and transaction costs, while a market index or basket of securities does not, ETFs that track particular indices or baskets of securities typically will be unable to match the performance of the index or basket of securities exactly. The Fund’s investment in ETFs will be subject to the risks of investing in the ETFs’ underlying securities.

In connection with its investment in ETF shares, the Fund will incur various costs. The Fund may also realize capital gains when ETF shares are sold, and the purchase and sale of the ETF shares may include a brokerage commission that may result in costs. In addition, the Fund is subject to other fees as an investor in ETFs. Generally, those fees include, but are not limited to, Trustees’ fees, operating expenses, licensing fees, registration fees, and marketing expenses.

ETFs that are organized as unit investment trusts are registered under the 1940 Act as investment companies. Examples of such ETFs include iShares and Standard & Poor’s Depositary Receipts (“SPDRs”). These ETFs generally do not sell or redeem their shares for cash, and most investors do not purchase or redeem shares directly from an ETF at all. Instead, these ETF issues and redeems its shares in large blocks (typically 50,000 of its shares) called “creation units.” Creation units are issued to anyone who deposits a specified portfolio of these ETFs’ underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, and creation units are redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Most ETF investors, however, purchase and sell these ETF shares in the secondary trading market on a securities exchange, in lots of any size, at any time during the trading day. ETF investors generally must pay a brokerage fee for each purchase or sale of these ETF shares, including purchases made to reinvest dividends. Because these ETF shares are created from the stocks of an underlying portfolio and can be redeemed into the stocks of an underlying portfolio on any day, arbitrage traders may move to profit from any price discrepancies between the shares and the ETF’s portfolio, which in turn helps to close the price gap between the two. Of course, because of the forces of supply and demand and other market factors, there may be times when an ETF share trades at a premium or discount to its net asset value.

Aggressive ETF Investment Technique Risk. These ETFs may use investment techniques and financial instruments that could be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements, and similar instruments. An ETF’s investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Such instruments, particularly when used to create leverage, may expose the ETF to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index. The use of aggressive investment techniques also exposes an ETF to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in an index underlying the ETF’s benchmark.

Inverse Correlation ETF Risk. ETFs benchmarked to an inverse multiple of an index should lose value as the index or security underlying such ETF’s benchmark is increasing (gaining value), a result that is the opposite from traditional mutual funds.

Leveraged ETF Risk. Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. While only certain ETFs employ leverage, many may use leveraged investment techniques for investment purposes. The ETFs that employ leverage will normally lose more money in adverse market environments than ETFs that do not employ leverage. Trading in leveraged ETFs can be relatively illiquid, which means that they may be hard to purchase or sell at a fair price.

Exchange-Traded Notes (“ETNs”)

ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of market benchmarks. ETNs are not equities or index funds, but they do share several characteristics. For example, like equities, they trade on an exchange and can be shorted. Like an index fund they are linked to the return of a benchmark index.

Unlike regular bonds, there are no periodic interest payments, and principal is not protected. An investor could lose some of or the entire amount invested. The price in the secondary market is determined by supply and demand, the current performance of the index, and the credit rating of the ETN issuer. At maturity, the issuer pays a return linked to the performance of the market index, such as a commodity index, to which the ETN is linked, minus the issuer’s annual fee.

ETFs and ETNs

ETFs or ETNs that are based on a specific index may not be able to replicate and maintain exactly the composition and relative weighting of securities in the applicable index and will incur certain expenses not incurred by their applicable index. Certain securities comprising the index tracked by an ETF or ETN may, at times, be temporarily unavailable, which may impede an ETF’s or ETN’s ability to track its index. Leveraged ETFs and ETNs are subject to the risk of a breakdown in the futures and options markets they use. Leveraged ETFs or ETNs are subject to the same risk as instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid. The market value of ETF or ETN shares may differ from their net asset value per share. This difference in price may be due to the fact that the supply and demand in the market for ETF or ETN shares at any point in time is not always identical to the supply and demand in the market for the underlying securities that the ETF or ETN holds. There may be times when an ETF or ETN share trades at a premium or discount to its net asset value.

Foreign Currencies

Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. dollar. Exchange rates fluctuate for a number of reasons.

Inflation. Exchange rates change to reflect changes in a currency’s buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

Trade Deficits. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country’s goods more expensive and less competitive and so reducing demand for its currency.

Interest Rates. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

Budget Deficits and Low Savings Rates. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measures to cope with its deficits and debt.

Political Factors. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall if a country appears a less desirable place in which to invest and do business.

Government Control. Through their own buying and selling of currencies, the world’s central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people’s expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of the Fund’s investments is calculated in U.S. dollars each day that the New York Stock Exchange is open for business. As a result, to the extent that the Fund’s assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. dollar, the Fund’s net asset value as expressed in U.S. dollars should increase. If the U.S. dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by the Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. dollars. Gains or losses on shares of the Fund will be based on changes attributable to fluctuations in the net asset value of such shares, expressed in U.S. dollars, in relation to the original U.S. dollar purchase price of the shares. The amount of appreciation or depreciation in the Fund’s assets also will be affected by the net investment income generated by the money market instruments in which the Fund invests and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

The Fund may incur currency exchange costs when it sells instruments denominated in one currency and buys instruments denominated in another.

Investments in foreign securities are normally denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. Some countries in which the Fund may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluation in the currencies in which the Fund’s portfolio securities are denominated may have a detrimental impact on the Fund.

Foreign Currency Transactions

The Fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps, and other strategic transactions in connection with investments in securities of non-U.S. companies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

The Fund may enter into forward foreign currency exchange contracts (forward contracts) in order to protect against possible losses on foreign investments resulting from adverse changes in the relationship between the U.S. dollar and foreign currencies, as well as to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward contract is an obligation to purchase or sell a specific currency for an agreed price on a future date which is individually negotiated and privately traded by currency traders and their customers. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the price at which they are buying and selling various currencies. However, forward contracts may limit the potential gains which could result from a positive change in such currency relationships. The Fund will segregate or “earmark” assets determined to be liquid by Forward Management, in accordance with procedures established by the Board of Trustees, to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

The Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. As with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring loses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates although, in the event of rate movements adverse to the Fund’s position, the Fund may forfeit the entire amount of the premium plus related transaction costs. See generally the discussion below on “Options on Securities, Securities Indexes, Futures Contracts and Swap Indexes.”

The Fund may enter into interest rate swaps on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets (marked to market daily) having an aggregate net asset value at least equal to the accrued excess will be segregated or “earmarked.” If the Fund enters into an interest rate swap on other than a net basis, it would segregate or “earmark” assets in the full amount accrued on a daily basis of its obligations with respect to the swap. Forward Management will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. There is no limit on the amount of interest rate swap transactions that may be entered into by the Fund, subject to the segregation requirement described above. These transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that the Fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive.

While the Fund’s portfolio managers are authorized to hedge against currency risk, they are not required to do so.

Forward Commitments

The Fund may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. The Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid assets of the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased, measured on a daily basis, will be segregated or “earmarked” on the Fund’s records at the trade date and maintained until the transaction is settled, so that the purchase of securities on a forward commitment basis is not deemed to be the issuance of a senior security. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.

Futures Contracts and Options on Futures Contracts

The Fund may invest in interest rate, credit linked, debt obligation, stock index and foreign currency futures contracts and options thereon for hedging and non-hedging purposes. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made. A public market exists in futures contracts covering a number of indexes as well as financial instruments, including without limitation: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association (“GNMA”) Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future.

The Fund may purchase and write call and put futures options. Options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference on the expiration date between the exercise price of the option and the closing level of the securities upon which the futures contracts are based. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid. As an alternative to purchasing call and put options on futures, the Fund may purchase call and put options on the underlying securities.

The Fund may enter into futures contracts and futures options that are standardized and traded on a U.S. or other exchange, board of trade, or similar entity, or quoted on an automated quotation system, and the Fund may also enter into over-the-counter options on futures contracts.

Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in the Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent the Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed.

The Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”

The Fund will only enter into futures contracts or futures options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system, or where quoted prices are generally available in the over-the-counter market. Pursuant to applicable regulatory exemptions, the Fund and Forward Management are not deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act.

When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn taxable interest income on initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired.

The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

With respect to forwards and futures contracts that are not contractually required to “cash-settle,” the Fund must cover its open positions by segregating or “earmarking” liquid assets equal to the contracts’ full, notional value. With respect to forwards and futures that are contractually required to “cash-settle,” however, the Fund is permitted to segregate or “earmark” liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability, if any) rather than the notional value. By setting aside assets equal to only its net obligation under cash-settled forwards or futures, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate or “earmark” assets equal to the full notional value of such contracts. Options on futures and forward contracts will be covered in the manner set forth under “Options on Securities, Securities Indexes, Futures Contracts and Swap Indexes.”

Because of the low margin deposits required for certain futures, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. For example, if at the time of purchase 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

The Fund’s ability to reduce or eliminate its futures and related options positions will depend upon the liquidity of the secondary markets for such futures and options. The Fund intends to purchase or sell futures and related options only where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. The prices of futures contracts may be volatile, and the trading of futures contracts is subject to the risk of exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments. Use of futures and options on futures for hedging may also involve risks because of imperfect correlations between movements in the prices of the futures or options on futures and movements in the prices of the securities being hedged. Successful use of futures and related options by the Fund for hedging purposes also depends upon the ability of Forward Management to predict correctly movements in the direction of the market, as to which no assurance can be given. The Fund’s use of futures and/or options on futures may leave the Fund in a worse position than if such strategies were not used.

The Fund’s investments in commodity futures contracts will be subject to additional costs and risks. In particular, the price of a commodity futures contract will reflect the storage cost of purchasing the underlying commodity and will subject the Fund to risks relating to reinvestment and economic and non-economic variables such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Holding Company Depositary Receipts (“HOLDRs”)

HOLDRs are securities that represent ownership in the common stock or ADRs of specified companies in a particular industry. HOLDRs are organized as grantor trusts, and are generally not required to register as investment companies under the 1940 Act. HOLDRs can only be bought and sold in 100-share increments. HOLDRs do not have creation units like ETFs, but investors may exchange 100 shares of a HOLDR for its underlying stocks at any time. Existing HOLDRs focus on narrow industry groups. Each initially owns 20 stocks, but they are unmanaged, and so can become more concentrated due to mergers or the disparate performance of their holdings. HOLDR shareholders are subject to the same risks entailed in direct stock ownership. Because the value of HOLDRs is directly related to the value of the underlying securities, the Fund could lose a substantial part of its original investment in HOLDRs. HOLDRs are subject to market risk; underlying stock risk; sector risk; trading risk; and lack of management risk. Investors in HOLDRs cannot expect to benefit from the involvement of an active portfolio manager who seeks out opportunities and avoids risk in a sector. The underlying stocks in HOLDRs were selected without regard for their value, price performance, volatility or investment merit. The composition of a HOLDR does not change after issue, except in special cases like corporate mergers, acquisitions or other specified “Reconstitution Events.” As a result, stocks selected for those HOLDRs with a sector focus may not remain the largest and most liquid in their industry, and may even leave the industry altogether. If this happens, HOLDRs in which the Fund invested may not provide the same targeted exposure to the industry that was initially expected.

Hybrid Instruments

A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Fund will only invest in commodity-linked hybrid instruments that qualify for an exemption from the provisions of the Commodities Exchange Act under applicable rules of the Commodities Futures Trading Commission.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act. Income from certain hybrid instruments may not constitute qualifying income for purposes of Subchapter M. Accordingly, the Fund will monitor the income produced from such investments so that when such income is combined with the Fund’s other non-qualifying income, the Fund will not have more than 10% non-qualifying income.

Illiquid Securities

The Fund may invest in illiquid or restricted securities if Forward Management believes that they present an attractive investment opportunity. The Fund may not invest more than 15% of its net assets in illiquid or restricted securities. Generally, a security is considered illiquid if it cannot be disposed of in the ordinary course of business within seven days at approximately the price at which the Fund has valued the investment. Its illiquidity might prevent the sale of such a security at a time when Forward Management might wish to sell, and these securities could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Fund could realize upon disposition.

Illiquid securities generally include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed-time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”) and certain commercial paper that Forward Management has determined to be liquid under procedures approved by the Board of Trustees).

The Fund’s investments may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as “qualified institutional buyers,” and under the Funds’

procedures, restricted securities may be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets.

Infrastructure Investments

The Fund may invest in the securities of infrastructure-related companies. The Fund considers a company to be an infrastructure-related company if at least 50% of its assets, gross income or net profits are attributable to infrastructure operations. These companies include businesses involved in the ownership, operation or financing of the physical structures and networks used to provide essential services to society. Infrastructure-related companies may include, but are not necessarily limited to, those companies that are active in transportation services (including toll roads, bridges, tunnels, parking facilities, railroads, rapid transit links, airports, refueling facilities and seaports), utilities (including electricity, electricity transmission, electricity generation, gas and water distribution, sewage treatment, broadcast and wireless towers, cable and satellite networks), social assets (including courthouses, hospitals, schools, correctional facilities, stadiums and subsidized housing), and those companies whose products and services are related to the infrastructure industry (such as manufacturers and distributors of building supplies and financial institutions that issue or service debt secured by infrastructure assets).

Infrastructure-related companies are subject to a variety of factors that may affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, and other factors. These companies may also be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps, and the imposition of special tariffs and changes in tax laws, regulatory policies, and accounting standards.

Other factors that may affect the operations of infrastructure-related companies include changes in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company’s products, increased susceptibility to terrorist acts or political actions, and risks of environmental damage due to a company’s operations or an accident.

Initial Public Offering (“IPO”) Holding

IPO holding is the practice of participating in an IPO with the intent of holding the security for investment purposes. Because an IPO is an equity security that is new to the public market, the value of IPOs may fluctuate dramatically. Because of the cyclical nature of the IPO market, from time to time there may not be any IPOs in which the Fund can participate. Even when the Fund requests to participate in an IPO, there is no guarantee that the Fund will receive an allotment of shares in an IPO sufficient to satisfy the Fund’s desired participation. Due to the volatility of IPOs, these investments can have a significant impact on performance, which may be positive or negative.

International Sanctions

From time to time, certain of the companies in which the Fund expects to invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company which operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As an investor in such companies, the Fund will be indirectly subject to those risks.

Investment in Foreign and Developing Markets

The Fund may purchase securities of companies domiciled in any foreign country, developed or developing. Potential investors in this Fund should consider carefully the substantial risks involved in securities of companies and governments of foreign social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations, which are in addition to the usual risks inherent in domestic investments.

There may be less publicly available information about foreign companies comparable to the reports and ratings published about U.S. companies. Most foreign companies are not generally subject to uniform accounting and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. The Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value. Foreign markets have substantially less volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries are generally subject to negotiation, as in the

U.S., but they are likely to be higher. Transaction costs and custodian expenses are likely to be higher in foreign markets. In many foreign countries there may be less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Furthermore, securities in which the Fund invests may be held in foreign banks and securities depositories, which may be recently organized and subject to limited or no regulatory oversight.

Throughout the last decade many emerging markets have experienced, and continue to experience, high rates of inflation. In certain countries, inflation has accelerated rapidly at times to hyper inflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries.

Investments in businesses domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund’s investment opportunities, including restrictions on investments in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries; (viii) currency fluctuations; and (ix) the contagious effect of market or economic setbacks in one country on another developing country.

The Fund will attempt to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchanges (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from transferring cash out of the country or withholding portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization or confiscatory taxation, exit levies, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations.

Investments in foreign securities and deposits with foreign banks or foreign branches of U.S. banks may be subject to nationalization, expropriation, confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), government approval for the repatriation of investment income, capital, or the sale of securities, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political, diplomatic, and economic developments that could adversely affect the Fund’s investments. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire investment in a foreign security. The Fund will treat investments that are subject to repatriation restrictions of more than seven days as illiquid securities.

Leverage

The Fund can buy securities with borrowed money (a form of leverage). In addition, certain transactions, such as derivatives, reverse repurchase agreements and dollar rolls may also give rise to a form of leverage. Leverage exaggerates the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio securities. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. For borrowings for investment purposes, including reverse repurchase agreements (see below), the 1940 Act requires the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Fund also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Liquidity Management Practices

The Fund may periodically enter into Letter of Credit or Line of Credit arrangements with banks and other financial intermediaries for the specific purpose of providing liquidity to the Fund. As capital markets are not always liquid or efficiently priced, it may from time to time be necessary for the Fund to borrow money or put securities to banks or other financial intermediaries in order to meet shareholder liquidity demands. The percentage of net assets of which the Fund may enter into a Letter of Credit or Line of Credit arrangement are limited to the extent permitted by the 1940 Act and rules and interpretations thereunder.

In the case of a Letter of Credit arrangement, for a fee paid by the Fund, a bank or other suitable financial intermediary would agree to assume ownership (irrevocably) of securities held in the portfolio for the amortized cost of those securities. In the case of a Line of Credit arrangement, the Fund enters into agreements with banks or other financial intermediaries to supply loan availability to the Fund, where the Fund pledges securities positions within the Fund as collateral.

Loan Participations and Assignments

The Fund may invest in fixed- and floating-rate loans arranged through private negotiations between an issuer of debt instruments and one or more financial institutions (“lenders”). Generally, the Fund’s investments in loans are expected to take the form of loan participations and assignments of loans from third parties. Large loans to corporations or governments may be shared or syndicated among several lenders, usually banks. The Fund may participate in such syndicates, or can buy part of a loan. Participations and assignments involve special types of risk, including limited marketability and the risks of being a lender. See “Illiquid Securities” for a discussion of the limits on the Fund’s investments in loan participations and assignments with limited marketability. If the Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to that of the borrower. In assignments, the Fund’s rights against the borrower may be more limited than those held by the original lender.

In addition, loan investments are subject to a number of other risks, including but not limited to the following: (1) non-payment of interest and/or principal; (2) to the extent a loan is collateralized, a decline in the value of collateral and difficulty or delay in obtaining or selling collateral in the event of the borrower’s default or bankruptcy; (3) lack of publicly available information about borrowers; and (4) the highly speculative nature of indebtedness of companies with poor creditworthiness, including the risk that companies will never pay off their indebtedness.

Master Limited Partnerships (“MLPs”)

The Fund may invest in MLPs, which are limited partnerships in which ownership units are publicly traded. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (like the Fund when it invests in an MLP) are not involved in the day-to-day management of the partnership. Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation. Conflicts of interest may exist among unit holders, subordinated unit holders and the general partner of an MLP, including those arising from incentive distribution payments. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. Investments held by MLPs may be illiquid. MLP units may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

Money Market Instruments

The Fund may invest in the following instruments which are commonly referred to as “money market instruments”:

(i) Obligations (including certificates of deposit and bankers’ acceptances) maturing in 13 months or less of (a) banks organized under the laws of the U.S. or any state thereof (including foreign branches of such banks) or (b) U.S. branches of foreign banks or (c) foreign banks and foreign branches thereof; provided that such banks have, at the time of acquisition by the Fund of such obligations, total assets of not less than $1 billion or its equivalent. The term “certificates of deposit” includes both Eurodollar certificates of deposit, for which there is generally a market, and Eurodollar time deposits, for which there is generally not a market. “Eurodollars” are dollars deposited in banks outside the U.S.; the Fund may invest in Eurodollar instruments of foreign and domestic banks; and

(ii) Commercial paper, variable amount demand master notes, bills, notes, and other obligations issued by a U.S. company, a foreign company or a foreign government, its agencies or instrumentalities, maturing in 13 months or less, an denominated in U.S. dollars. If such obligations are guaranteed or supported by a letter of credit issued by a bank, such bank (including a foreign bank) must meet the requirements set forth in paragraph (i) above. If such obligations are guaranteed or insured by an insurance company or other non-bank entity, such insurance company or other non-bank entity must represent a credit of high quality, as determined by Forward Management.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage-related or other asset-backed securities. The value of some mortgage-related or asset-backed securities in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of Forward Management to correctly forecast interest rates and other economic factors.

Mortgage pass-through securities are securities representing interests in “pools” of mortgage loans secured by residential or commercial real property in which payments of both interest and principal on the securities are generally made monthly, in effect “passing through” monthly payments made by the individual borrowers on the mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs that may be incurred) may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such securities can be expected to increase.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government (in the case of securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. government (in the case of securities guaranteed by the Federal National Mortgage Association or “FNMA” or the Federal Home Loan Mortgage Corporation or “FHLMC”), which are supported only by the discretionary authority of the U.S. government to purchase the agency’s obligations. Mortgage-related securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Collateralized mortgage obligations (“CMOs”) are hybrid mortgage-related instruments. Interest and pre-paid principal on a CMO are paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. CMOs that are issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities will be considered U.S. government securities by the Fund, while other CMOs, even if collateralized by U.S. government securities, will have the same status as other privately issued securities for purposes of applying the Fund’s diversification tests. The Fund will only invest in privately-issued CMOs that are collateralized by mortgage-backed securities issued or guaranteed by GNMA Certificates, FNMA or FHLMC or CMOs issued by FHLMC.

A real estate mortgage investment conduct (“REMIC”) must elect to be, and must qualify for treatment as such, under the Internal Revenue Code. A REMIC must consist of one or more classes of “regular interests,” some of which may be adjustable rate, and a single class of “residual interests.” To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured, principally by real property. The Fund do not intend to invest in residual interests. Congress intended for REMICs to ultimately become the exclusive vehicle for the issuance of multi-class securities backed by real estate mortgages. If a trust or partnership that issues CMOs does not elect and qualify for REMIC status, it will be taxed at the entity level as a corporation.

Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-related or asset-backed securities. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. The Fund’s investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit, and prepayment risks.

Mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, such as mortgage dollar rolls (see “Reverse Repurchase Agreements and Dollar Roll Arrangements” below), CMO residuals or stripped mortgage-backed securities (“SMBS”), and may be structured in classes with rights to receive varying proportions of principal and interest.

A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially adversely affected. The Fund may invest in other asset-backed securities that have been offered to investors. The Fund will treat IOs and POs as illiquid securities except where the security can be sold within seven days at approximately the same amount at which it is valued by the Fund and there is reasonable assurance that the security will remain marketable throughout the period it is expected to be held by the Fund, taking into account the actual frequency of trades and quotations for the security (expected frequency in the case of initial offerings). Additionally, the security will be treated as illiquid unless: (i) it is rated at least “BBB”/”Baa” or a comparable rating from another nationally recognized statistical ratings organization, (ii) at least two dealers make a market in the security, (iii) there are at least three sources from which a price for the security is readily available; and (iv) the security is U.S. government issued and backed by fixed-rate mortgages.

The yield characteristics of mortgage-related securities and asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if the Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity.

Although the extent of prepayments in a pool of mortgage loans depends on various economic and other factors, as a general rule prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Asset-backed securities, although less likely to experience the same prepayment rates as mortgage-related securities, may respond to certain of the same factors influencing prepayments, while at other times different factors will predominate. Mortgage-related securities and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

Asset-backed securities involve certain risks that are not posed by mortgage-related securities, because asset-backed securities do not usually have the type of security interest in the related collateral that mortgage-related securities have. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce a creditor’s ability to realize full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities.

At times the value of mortgage or asset-backed securities may be particularly sensitive to changes in the general level of interest rates. Early repayment of principal on some mortgage or asset-backed securities may expose the Fund to a lower rate of return upon reinvestment of principal. When the general level of interest rates rise, the value of a mortgage or asset-backed securities generally will decline; however, when interest rates are declining, the value of mortgage or asset-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages or assets will affect the price and volatility of a mortgage or asset-backed securities, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages or assets increase the effective maturity of these securities, the volatility of the security can be expected to increase. The value of these securities may also fluctuate in response to other idiosyncratic circumstances.

Options on Securities, Securities Indexes, Futures Contracts, Swap Contracts, and Swap Indexes

The Fund may write covered put and call options and/or purchase put and call options on securities, securities indexes, and futures contracts that are traded on U.S. and foreign exchanges and over-the-counter, as well as options on swaps and swap indexes for hedging and/or non-hedging purposes. An option on a security, futures contract or swap contract is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, futures contract or swap contract (in the case of a call option) or to sell a specified security, futures contract or swap contract (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators. An option on an index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. One purpose of purchasing put options is to protect holdings in an underlying or related security or swap contract against a substantial decline in market value. One purpose of purchasing call options is to protect against substantial increases in prices of securities or swap contracts.

The Fund may write a call or put option only if the option is “covered.” A call option on a security, index, futures contract, swap contract or swap index written by the Fund is “covered” if the Fund owns the underlying security, index, futures contract, swap contract or swap index covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated or “earmarked” account by its custodian) upon conversion or exchange of other securities held in its portfolio, or otherwise segregates or “earmarks” liquid assets in an amount equal to the value of the underlying instrument on a daily, marked-to-market basis. A call option on a security, index, futures contract, swap contract or swap index is also covered if the Fund holds a call on the same security, index, futures contract, swap contract or swap index and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written, or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or high-grade U.S. government securities in a segregated or “earmarked” account with its custodian. A put option on a security, index, futures contract, swap contract or swap index written by the Fund is “covered” if the Fund maintains liquid assets with a value equal to the exercise price in a segregated or “earmarked” account with its custodian, or else holds a put on the same security, index, futures contract, swap contract or swap index, and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security, index, futures contract, swap contract or swap index. A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”

The Fund will receive a premium from writing a put or call option, which increases gross income in the event the option expires unexercised or is closed out at a profit. If the value of a security, index, futures contract, swap contract or swap index on which the Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged. If the value of the underlying security, index, futures contract, swap contract or swap index rises, however, the Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in its investments. By writing a put option, the Fund assumes the risk of a decline in the underlying security, index, futures contract, swap contract or swap index. To the extent that the price changes of the portfolio securities being hedged correlate with changes in the value of the underlying security, index, futures contract, swap contract or swap index, writing covered put options will increase the Fund’s losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

The Fund may also purchase put options to hedge its investments against a decline in value. By purchasing a put option, the Fund will seek to offset a decline in value of the portfolio investments being hedged through appreciation of the put option. If the value of the Fund’s investments does not decline as anticipated, or if the value of the option does not increase, the Fund’s loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will depend, in part, on the accuracy of the correlation between the changes in value of the underlying security, index, futures contract, swap contract or swap index, and the changes in value of the Fund’s investment holdings being hedged.

The Fund may purchase call options on individual securities or futures or swap contracts to hedge against an increase in the price of securities or futures or swap contracts that it anticipates purchasing in the future. Similarly, the Fund may purchase call options on a securities or swap index to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting reinvestment. When purchasing call options, the Fund will bear the risk of losing all or a portion of the premium paid if the value of the underlying security, index, futures contract, swap contract or swap index does not rise.

The Fund may purchase and write covered put and covered call options that are traded on U.S. or foreign securities exchanges or that are listed on the NASDAQ Stock Market. Currency options may be either listed on an exchange or traded over-the-counter. Options on financial futures and stock indices are generally settled in cash as opposed to the underlying securities.

Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. Over-the-counter options are privately negotiated with the counterparty to such contract and are purchased from and sold to dealers, financial institutions or other counterparties which have entered into direct agreements with the Fund. Over-the-counter options differ from exchange-traded options in that over-the-counter options are transacted with the counterparty directly and not through a clearing corporation (which guarantees performance). If the counterparty fails to take delivery of the securities underlying an option it has written, the Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction. Consequently, the Fund must rely on the credit quality of the counterparty and there can be no assurance that a liquid secondary market will exist for any particular over-the-counter options at any specific time. The Fund will limit the purchase and sale of options to those listed on a national securities exchange and issued by the Options Clearing Corporation.

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, it may experience losses in some cases as a result of such inability. The value of over-the-counter options purchased by the Fund, as well as the cover for options written by the Fund, are considered not readily marketable and are subject to the Trust’s limitation on investments in securities that are not readily marketable, unless the over-the-counter option written by the Fund is sold to a dealer who agrees that the Fund may repurchase the option at a maximum price determined by a formula in the option agreement. The cover for that option will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

There are several risks associated with transactions in options on securities, futures or swaps indexes, and even a small investment in securities such as options can have a significant impact on the Fund’s exposure to stock market values, interest rates or the currency exchange rate. For example, there are significant differences between the securities, futures or swaps markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a securities, futures or swaps index, it would have to exercise the option in order to realize any profit or the option may expire worthless. If trading were suspended in an option purchased by the Fund, it would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding. The Fund’s use of options may leave the Fund in a worse position than if it had not invested in options.

Participation Notes (“P-Notes”)

P-Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which the Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the-counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. In addition, the Fund will incur transaction costs as a result of investment in P-Notes.

Preferred Stock

The Fund may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of the preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. The Fund may purchase preferred stock of companies which have also issued other classes of preferred stock or debt obligations that may take priority as to payment of dividends over the preferred stock held by the Fund.

Private Investment Funds

The Fund may invest in private investment funds, also known as hedge funds, which will pursue alternative investment strategies. An investment in a private investment fund involves certain risks relating to, among other things, the nature of the investments and investment techniques to be employed by the private investment fund. Because of the speculative nature of the investments and trading strategies of private investment funds, there is a risk that the Fund may suffer a significant or complete loss of its invested capital in one or more private investment funds. Private investment funds may utilize a variety of special investment instruments and techniques to hedge the portfolios of the funds against various risks (such as changes in interest rates or other factors that affect security values) or for non-hedging purposes to pursue a fund’s investment objective. Certain of the special investment instruments and techniques that the fund may use are speculative and involve a high degree of risk, particularly in the context of non-hedging transactions. Interests in a private investment fund are not generally registered under the 1933 Act and the transferability or withdrawal of such interests is substantially restricted.

Privately-Issued Stripped Securities

The Fund may invest in principal portions or coupon portions of U.S. government Securities that have been separated (stripped) by banks, brokerage firms, or other entities. Stripped securities are usually sold separately in the form of receipts or certificates representing undivided interests in the stripped portion and are not considered to be issued or guaranteed by the U.S. government. Stripped securities may be more volatile than nonstripped securities.

Privatizations

The Fund may invest in privatizations. The Fund believe that foreign government programs of selling interests in government-owned or controlled enterprises (“privatizations”) may represent opportunities for significant capital appreciation. The ability of U.S. entities, such as the Fund, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.

Real Estate Securities

The Fund may invest in the common and senior securities of real estate investment trusts (“REITs”) and other real estate companies, including preferred stock, convertible preferred stock, and corporate debt. A REIT is a corporation or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code. The Internal Revenue Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Internal Revenue Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute to shareholders annually 90% or more of its otherwise taxable income.

REITs are sometimes informally characterized as equity REITs, mortgage REITs, and hybrid REITs. An equity REIT invests primarily in the fee ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio and have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.

Investments in REITs and real estate securities may be subject to certain of the same risks associated with the direct ownership of real estate. These risks include: declines in the value of real estate generally; changes in neighborhood or property appeal; environmental clean-up costs; condemnation or casualty losses; risks related to general and local economic conditions; legislative or regulatory changes; over-building and competition; increases in property taxes and operating expenses; lack of availability of mortgage funds; high or extended vacancy rates; and rent controls or variations in rental income. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Rising interest rates may cause REIT investors to demand a higher annual return, which may cause a decline in the prices of REIT equity securities. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline. During periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors may elect to prepay, and such prepayment may diminish the yield on securities issued by those REITs. In addition, mortgage REITs may be affected by the borrowers’ ability to repay their debt to the REIT when due. Equity REIT securities may be affected by changes in the value of the underlying property owned by the REIT and the ability of tenants to pay rent. In addition, REITs may not be diversified and are subject to heavy cash flow dependency and self liquidation. REITs are subject to the possibility of failing to qualify for tax-free pass-through of income and failing to maintain exemption under the 1940 Act. Also, equity REITs may be dependent upon management skill and may be subject to the risks of obtaining adequate financing for projects on favorable terms. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

In the event that an issuer of real estate-related securities suffers adverse changes in its financial condition, this could lower the credit quality of the securities it has issued, leading to greater volatility in the price of the securities and in the shares of the Fund. A change in the quality rating of a security can also affect its liquidity and make it more difficult for the Fund to sell. To the extent that an issuer has exposure to sub-prime investments, this may further affect the liquidity and valuation risk associated with the issuer.

The Fund’s investment in a REIT may require the Fund to accrue and distribute income not yet received or may result in the Fund making distributions that constitute a return of capital to Fund shareholders for federal income tax purposes. In addition, distributions by the Fund from REITs will not qualify for the corporate dividends received deduction, or, generally, for treatment as qualified dividend income.

ReFlow

The Fund may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to the Fund for participating in ReFlow are expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow will be prohibited from acquiring more than 3% of the outstanding voting securities of any Fund, but in no case will ReFlow’s position in the Fund exceed $15 million.

ReFlow Services, LLC (“ReFlow Services”), the entity which facilitates the day-to-day operations of ReFlow, is under common control with Forward Management, the investment advisor to the Fund. In light of this, the Board of Trustees has adopted certain procedures to govern the Fund’s participation in ReFlow. Among other things, the procedures require that all decisions with respect to whether to participate in a particular auction or the terms bid in an auction will be made solely by the relevant portfolio management personnel of Forward Management. In addition, ReFlow Services may not provide any information to Forward Management with respect to the ReFlow auctions that differs in kind from that provided to any other participating funds in ReFlow. The Board will receive quarterly reports regarding the Fund’s usage of the program, and shall determine annually whether continued participation in the program is in the best interests of the Fund and their shareholders.

Regulatory and Market Developments

Recent instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and non-U.S. governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could diminish or preclude the Fund’s ability to achieve its investment objective. Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the Fund’s portfolio holdings.

Repurchase Agreements

Securities held by the Fund may be subject to repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short time period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price which represents the Fund’s cost plus interest. The arrangement results in a fixed rate of return that is not subject to market fluctuations during the period that the underlying security is held by the Fund. Repurchase agreements involve certain risks, including seller’s default on its obligation to repurchase or seller’s bankruptcy. The Fund will enter into such agreements only with commercial banks and registered broker-dealers, as well as other financial institutions which Forward Management deems creditworthy under guidelines approved by the Board of Trustees. In these transactions, the securities issued by the Fund will have a total value in excess of the value of the repurchase agreement during the term of the agreement. If the seller defaults, the respective Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest, and it may incur expenses in selling the security. In addition, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code of 1983 or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Fund’s management acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

In a repurchase agreement, the Fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. To protect the Fund from risk that the original seller will not fulfill its obligations, the securities are held in accounts of the Fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. If a seller defaults on its repurchase obligations, the Fund may suffer a loss in disposing of the security subject to the repurchase agreement. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as costs and delays to the Fund in connection with bankruptcy proceedings), it is the current policy of the Fund to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by Forward Management.

Reverse Repurchase Agreements and Dollar Roll Agreements

The Fund may borrow funds by entering into reverse repurchase agreements and dollar roll agreements in accordance with applicable investment restrictions. In a reverse repurchase agreement, the Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. A dollar roll agreement is identical to a reverse repurchase agreement except for the fact that substantially similar securities may be repurchased. While a reverse repurchase agreement is outstanding, the Fund will maintain segregated or “earmarked” liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by Forward Management. Such transactions may increase fluctuations in the market value of the Fund’s assets and may be viewed as a form of leverage. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities.

Rule 144A Securities

The Fund may purchase securities that are not registered under the 1933 Act, but that can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”). In addition to an adequate trading market, the Board will also consider factors such as trading activity, availability of reliable price information, and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board will carefully monitor any investments by the Fund in Rule 144A Securities.

Rule 144A securities may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the price realized from these sales could be less than those originally paid by the Fund.

Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

Rule 144A under the 1933 Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public by establishing a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers (as such term is defined under Rule 144A). Forward Management anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the Financial Industry Regulatory Authority, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A eligible restricted securities held by the Fund, however, could affect adversely the marketability of such Fund’s securities and, consequently, the Fund might be unable to dispose of such securities promptly or at favorable prices. Forward Management and/or the Fund’s sub-advisor will monitor the liquidity of such restricted securities under the supervision of the Board.

Securities issued pursuant to Rule 144A are not deemed to be illiquid. Forward Management and/or the Fund’s sub-advisor will monitor the liquidity of such restricted securities subject to the supervision of the Board. In reaching liquidity decisions, Forward Management and/or the Fund’s sub-advisor must first find that the security can be sold within seven days at approximately the same amount at which it is valued by the Fund and that there is reasonable assurance that the security will remain marketable throughout the period it is expected to be held by the Fund, taking into account the actual frequency of trades and quotations for the security (expected frequency in the case of initial offerings). Furthermore, the security will be considered liquid if the following criteria are met: (a) at least two dealers make a market in the security; (ii) there are at least three sources from which a price for the security is readily available; and (iii) settlement is made in a “regular way” for the type of security at issue.

Securities Issued by Other Investment Companies

The Fund may invest in securities of other investment companies, including investment companies which may not be registered under the 1940 Act, such as HOLDRs. The Fund may invest only in no-load, open-end money market mutual funds. By investing in another investment company, the Fund is exposed to the risks of the underlying investment company in which it invests in proportion to the amount of assets the Fund allocates to the underlying investment company. In addition, the Fund’s investment in other investment companies is limited by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

The Fund’s investments in other investment companies may include investments in various ETFs, subject to the Fund’s investment objective, policies, and strategies as described in the prospectus. ETFs are discussed above in greater detail.

Generally, the Fund will not purchase securities of another investment company if, as a result: (i) more than 10% of the Fund’s total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the Fund, or (iii) more than 5% of the Fund’s total assets would be invested in any one such investment company. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the above statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the particular ETF and the investing fund. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Securities Lending

In order to generate additional income, the Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities, provided that outstanding loans do not exceed in the aggregate the maximum allowable percentage of the value of the Fund’s net assets under applicable laws and regulations, currently 33-1/3%. The Fund may lend securities if such loans are secured continuously by liquid assets consisting of cash, U.S. Government securities or other liquid, high-grade debt securities, or by a letter of credit in favor of the Fund in a separate account maintained by the custodian at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to the Fund, the Fund could experience delays in recovering its securities and possible capital losses. The Fund may pay reasonable finders’ and custodial fees in connections with loans. In addition, the Fund will consider all facts and circumstances, including the creditworthiness of the borrowing financial institution, and the Fund will not lend its securities to any director, officer, employee, or affiliate of Forward Management, the Administrator or the Distributor, unless permitted by applicable law.

Short Sales

The Fund may make short sales of securities as part of its overall portfolio management strategies and to offset potential declines in long positions in similar securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline.

When the Fund makes a short sale (other than a short sale “against the box,” as discussed below), it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that the Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated assets determined to be liquid by Forward Management in accordance with procedures established by the Board of Trustees.

The Fund may engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.

Short Sales Against the Box

The Fund may enter into a short sale of a security such that, so long as the short position is open, the Fund will own an equal amount of preferred stock or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of shares of the common stock sold short. This kind of short sale, which is described as one “against the box,” will be entered into by the Fund for the purpose of receiving a portion of the interest earned by the executing broker from the proceeds of the sale. The proceeds of the sale will be held by the broker until the settlement date, when the Fund delivers the convertible securities to close out its short position. Although, prior to delivery, the Fund will have to pay an amount equal to any dividends paid on the common stock sold short, the Fund will receive the dividends from the preferred stock or interest from the debt securities convertible into the stock sold short, plus a portion of the interest earned from the proceeds of the short sale. The Fund will deposit, in a segregated account with its custodian, convertible preferred stocks or convertible debt securities in connection with short sales against the box.

Sovereign Debt Securities

Sovereign debt securities are issued by governments of foreign countries. The sovereign debt in which the Fund may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but are also subject to greater risk than higher rated securities. Brady Bonds represent a type of sovereign debt. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Mexico, Morocco, Nigeria, Philippines, Poland, and Uruguay, and may be issued by other emerging countries.

Structured Notes

The Fund may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation’s risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. The Fund has the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the structured note will default or become bankrupt. The Fund bears the risk of the loss of its principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps, the Fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, the Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund’s principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

The Fund may invest in equity-linked structured notes (which would be linked to an equity index) to a significant extent. A highly liquid secondary market may not exist for the structured notes the Fund invests in, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid secondary market may make it difficult for the Fund to sell the structured notes it holds at an acceptable price or accurately value such notes.

The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available. The collateral for a structured note may be one or more credit default swaps, which are subject to additional risks.

Swap Agreements

The Fund may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

The Fund may enter into total return swap agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (LIBOR), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to the Fund thereunder. Swap agreements also entail the risk that the Fund will not be able to meet its obligation to the counterparty. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated or “earmarked” account consisting of assets determined to be liquid by Forward Management in accordance with procedures established by the Board of Trustees, to limit any potential leveraging of the Fund’s portfolio.

Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

Whether the Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the ability of Forward Management to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund’s ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. In addition, the Fund’s use of swaps may reduce the Fund’s returns and increase volatility.

U.S. Government Obligations

Obligations of certain agencies and instrumentalities of the U.S. government, such as GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of FNMA, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, such as those of the Federal Farm Credit Banks or FHLMC, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

Regarding certain federal agency securities or government-sponsored entity securities (such as debt securities or mortgage-backed securities issued by FHLMC, FNMA, Federal Home Loan Banks, and other government-sponsored entities), you should be aware that although the issuer may be chartered or sponsored by Acts of Congress, the issuer is not funded by Congressional appropriations, and its securities are neither guaranteed nor issued by the U.S. Treasury.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.

On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program expired in December 2009.

FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and the Senior Preferred Stock Purchase Agreement were both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.

FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.

In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

Variable and Floating Rate Securities

Variable and floating rate securities are instruments that have a coupon or interest rate that is adjusted periodically due to changes in a base or benchmark rate. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily to annually, or may be event-based, such as based on a change in the prime rate.

The Fund may engage in credit spread trades and invest in floating rate debt instruments (“floaters”). A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies. The interest rate on a floater is a variable rate that is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against a rise in interest rates, although the Fund will participate in any declines in interest rates as well.

The Fund also may invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality, and the Fund accordingly may be forced to hold such an instrument for long periods of time and/or may experience losses of principal in such investment. In particular, when interest rates are declining, coupon payments will rise at periodic intervals. This rise in coupon payments causes rapid dramatic increases in prices compared to those expected from conventional fixed-income instruments of similar maturity. Conversely, during times of rising interest rates, the coupon payments will fall at periodic intervals. This fall in coupon payments causes rapid dramatic decreases in prices compared to those expected from conventional fixed-income instruments of similar maturity. See “Mortgage-Related and Other Asset-Backed Securities” for a discussion of IOs and POs.

If the Fund invests in inverse floaters, it will generally treat inverse floaters as illiquid securities except for (i) inverse floaters issued by U.S. government agencies and instrumentalities backed by fixed-rate mortgages, whose liquidity is monitored by Forward Management subject to the supervision of the Board of Trustees or (ii) where such securities can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

Variable and floating rate notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by the Fund will be determined by Forward Management under guidelines approved by the Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. In making such determinations, Forward Management will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding, and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

Warrants

The Fund may invest in warrants. The Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment.

This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

When-Issued Securities and Firm Commitment Agreements

The Fund may purchase securities on a delayed delivery or “when-issued” basis and enter into firm commitment agreements (transactions whereby the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). The Fund will not purchase securities the value of which is greater than 15% of its net assets on a when-issued or firm commitment basis. The Fund, as purchaser, assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase, and no interest accrues to the Fund until it accepts delivery of the security. The Fund will not use such transactions for leveraging purposes and, accordingly, will segregate or “earmark” cash, cash equivalents, or liquid securities in an amount sufficient to meet its payment obligations thereunder. Although these transactions will not be entered into for leveraging purposes, to the extent the Fund’s aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), the Fund temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk). Should market values of the Fund’s portfolio securities decline while the Fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As the Fund’s aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. The Fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

Zero-Coupon Securities

The Fund may invest in zero-coupon securities. A zero-coupon security has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest equivalent received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. Zero-coupon securities are more volatile than cash pay securities. The Fund accrues income on these securities prior to the receipt of cash payments. The Fund intends to distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, need to use its cash reserves to satisfy distribution requirements.

PORTFOLIO TRANSACTIONS

The Investment Advisor is authorized to select the brokers or dealers that will execute transactions to purchase or sell investment securities for the Fund. In all purchases and sales of securities for the Fund, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Investment Management Agreement, the Investment Advisor determines which brokers are eligible to execute portfolio transactions for the Fund. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker,” unless in the opinion of the Investment Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

In placing portfolio transactions, the Investment Advisor will use its best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable combination of price and execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors such as the firm’s ability to engage in transactions in shares of banks and thrifts that are not listed on an organized stock exchange. Consideration may also be given to those brokers that supply research and statistical information to the Investment Advisor, and provide other services in addition to execution services. The Investment Advisor is prohibited from considering a broker’s or dealer’s promotion or sale of Fund shares, or shares of any other registered investment company, when selecting brokers and dealers to effect the Fund’s portfolio securities transactions. The placement of portfolio brokerage with broker-dealers who have sold shares of the Fund is subject to rules adopted by the FINRA and the Forward Funds’ Policies and Procedures Prohibiting the Use of Brokerage Commissions to Finance Distribution.

While it will be the Trust’s general policy to seek to obtain the most favorable combination of price and execution available, in selecting a broker to execute portfolio transactions for the Fund, the Investment Advisor may also give weight to the ability of a broker to furnish brokerage and research services to the Investment Advisor. In negotiating commissions with a broker, the Investment Advisor may therefore pay a higher commission than would otherwise be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by the Investment Advisor to be reasonable in relation to the value of the brokerage and research services provided by such broker, which services either produce a direct benefit to the Fund or assist the Investment Advisor in carrying out its responsibilities to the Fund or its other clients. These services may include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities.

Purchases of the Fund’s portfolio securities also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers that specialize in the types of securities that the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Most debt securities are purchased and sold on a principal basis with the issuer, the issuer’s underwriter, or with a primary market-maker acting as a principal, with no brokerage commission being paid by the Fund. However, purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

Some securities considered for investment by the Fund may also be appropriate for other clients served by the Fund’s Investment Advisor. If the purchase or sale of securities consistent with the investment policies of the applicable Fund and one or more of these other clients serviced by the Investment Advisor is considered at or about the same time, transactions in such securities will be allocated among the Fund and the Investment Advisor’s other clients in a manner deemed fair and reasonable by the Investment Advisor. There is no specified formula for allocating such transactions. From time to time it may be in the best interest of the Fund (for example to reduce transactions costs or assure availability of securities) to either purchase or sell securities with other clients of the Fund’s Investment Advisor. In the case of such “cross” transactions, the Investment Advisor is required to follow procedures adopted by the Fund designed to ensure the transactions is fair to the Fund. The Investment Advisor may utilize the services of affiliated broker-dealers to execute portfolio transactions for the Fund on an agency basis and may be paid brokerage commissions from the Fund for such services in accordance with rules adopted by the SEC.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Other Purchase Information

The Investment Advisor, at its expense, may provide additional promotional incentives to financial intermediaries in connection with sales of the Fund. In some instances, such incentives may be made available only to financial intermediaries whose representatives have sold or are expected to sell significant amounts of such shares. Financial intermediaries may not use sales of the shares to qualify for the incentives to the extent such may be prohibited by the laws of any state in the United States.

Exchange Privileges

As discussed in the Fund’s prospectuses, before you decide to exchange shares, you should read the prospectus information about the Fund involved in your exchange. Exchanges generally are taxable events and may result in a taxable gain (both short and long term) or loss for Federal and state income tax purposes.

You can send a written instruction specifying your exchange or, if you have authorized telephone exchanges previously and we have a record of your authorization, you can call (800) 999-6809 to execute your exchange. See “Telephone Redemptions and Exchanges” below for additional information about telephone exchanges. There are generally no fees for exchanges.

Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange. In order to make an exchange into a new class of shares, the exchange must satisfy the minimum initial investment requirement for that class of shares. Once your exchange is received in good order, it cannot be revoked by you. This exchange privilege is available only in States where shares of the Fund being exchanged into may legally be sold.

The Trust reserves the right to prohibit exchanges during the first 15 days following an investment in the Fund. The Trust may terminate or change the terms of the exchange privilege at any time. In addition, Forward Funds may suspend a shareholder’s exchange privilege if, in the judgment of Forward Management, the shareholders exchange activity indicates frequent trading or market timing that may be harmful to a Fund or its shareholders. See “Policies Concerning Frequent Purchases and Redemptions” in the relevant prospectus.

Shares of other classes of Funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows: (a) exchanges for shares of Funds offered without a sales load will be made without a sales load in shares of other Funds offered without a sales load; (b) shares of Funds purchased without a sales load may be exchanged for shares of other Funds sold with a sales load, and the applicable sales load will be deducted; (c) shares of Funds purchased with a sales load may be exchanged without a sales load for shares of other Funds sold without a sales load; (d) shares of Funds purchased with a sales load, shares of Funds acquired by a previous exchange from shares purchased with a sales load, and additional shares acquired through re-investment of dividends or distributions of any such Funds, may be exchanged without a sales load for shares of other Funds sold with an equivalent or lesser sales load than that previously paid; (e) where the sales load of the shares you exchange for is greater than the sales load you previously paid under the situations described in item (d) above, you pay the difference in sales load; (f) shares of Funds subject to a CDSC exchanged for shares of another Fund also subject to a CDSC will be subject to the higher applicable CDSC of the two Funds and, for purposes of calculating CDSC rates, will be deemed to have been held since the date the shares being exchanged were initially purchased; and (g) shares of Funds subject to a CDSC exchanged for shares of another Fund not subject to a CDSC will be charged the CDSC. To accomplish an exchange under items (d) and (e) above, you or your financial intermediary must notify the Transfer Agent of your prior ownership of Fund shares and your account number. Financial intermediaries who purchase shares of other classes of Funds by exchange on behalf of their customers under the situations described in items (b), (e), and (f) above are not entitled to receive any applicable sales load or CDSC resulting from the exchange.

Please call (800) 999-6809 to obtain complete information and to answer any questions you may have about exchanging your shares. For Class M shares, please contact your financial intermediary to obtain complete information and to answer any questions you may have about exchanging your shares.

Other Redemption Information

Telephone Redemptions and Exchanges

As discussed in the Fund’s prospectuses, the telephone redemption and exchange privileges are available for all shareholder accounts except that only the telephone exchange privilege is available for retirement accounts. Telephone redemptions and exchanges are not available for Class M shareholders. The privileges may be modified or terminated at any time. The privileges are subject to the conditions and provisions set forth below and in the prospectus.

1.

Telephone redemption and/or exchange instructions received in good order before the pricing of the Fund on any day on which the NYSE is open for business (a “Business Day”), but not later than 4:00 p.m., Eastern time, will be processed at that day’s closing net asset value. If you choose to receive the proceeds from your redemption via wire transfer, there may be a $30.00 charge.

2.	Telephone redemptions and/or exchange instructions should be made by calling (800) 999-6809.

3.	The Transfer Agent will not permit exchanges in violation of any of the terms and conditions set forth in the prospectus or herein.

4.

Telephone redemption requests must meet the following conditions to be accepted by the Transfer Agent: (a) Proceeds of the redemption must be mailed to the current address on the application or sent to the address stated on payment instructions on file. This address or payment instructions cannot reflect any change within the previous 30 days. (b) Certain account information will need to be provided for verification purposes before the redemption will be executed. (c) There is no limit on the number of telephone redemptions (where proceeds are being mailed to the address of record or sent to the address stated on payment instructions on file) that can be processed within a 30-day period. (d) For an individual investor, the maximum amount which can be liquidated and sent to the address of record at any one time is $50,000.

Matters Affecting Redemptions

Payments to shareholders for shares redeemed will be made within seven days after receipt by the Transfer Agent of the request in good order, except that the Trust may suspend the right of redemption or postpone the date of payment as to the Fund during any period when (a) trading on the NYSE is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders; or (d) to the extent otherwise permitted by applicable laws and regulations. At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. Accordingly, the Fund may delay the mailing of a redemption check until such time as the Fund has assured itself that good payment has been collected for the purchase of such shares, which may take up to 10 days.

The Fund intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, an investor may incur brokerage costs in converting such securities to cash. In the event the Fund liquidates portfolio securities to meet redemptions, the Fund reserves the right to reduce the redemption price by an amount equivalent to the prorated cost of such liquidation not to exceed one percent of the net asset value of such shares.

In accordance with its 18f-1 election filed with the SEC, the Trust intends to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in-kind. When shares are redeemed in-kind, the redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received in the distribution. In such cases, the shareholder may incur brokerage costs in converting the portfolio securities to cash.

The Trust has adopted procedures under which it may make redemptions-in-kind to shareholders who are affiliated persons of the Fund (as defined in Section 2(a)(3) of the 1940 Act). Under these procedures, the Trust generally may satisfy a redemption request from an affiliated person in-kind, provided that: (1) the redemption-in-kind is effected at approximately the affiliated shareholder’s proportionate share of the distributing Fund’s current net assets, and thus does not result in the dilution of the interests of the remaining shareholders; (2) the distributed securities are valued in the same manner as they are valued for purposes of computing the distributing Fund’s net asset value; (3) the redemption-in-kind is consistent with the Fund’s prospectus and SAI; and (4) neither the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption-in-kind selects, or influences the selection of, the distributed securities.

Due to the relatively high cost of handling small investments, the Fund reserves the right, upon 60 days’ written notice, to redeem, at net asset value, the shares of any shareholder whose account has a value of less than $100 in the Fund. Before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account to at least $100 before the redemption is processed. This policy will not be implemented where the Trust has previously waived the minimum investment requirements or where the account value is a result of a decline in the net asset value per share.

The holding period for Class C shares of the Fund acquired through an exchange will be calculated from the date that the initial purchase of Class C shares was made. The applicable CDSC amount will be based on the CDSC that applied to the Fund initially purchased and the holding period will be calculated from the date of such initial purchase.

The value of shares on redemption or repurchase may be more or less than the investor’s investment, depending upon the market value of the portfolio securities at the time of redemption or repurchase.

DETERMINATION OF SHARE PRICE

The net asset value (“NAV”) and offering price of the Fund’s shares will be determined once daily as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The offering price is the NAV per share plus any applicable sales charge. When you sell shares, you receive the NAV per share minus any applicable CDSC.

The NAV per share for the Fund for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of shares of the Fund that have already been issued. The NAV of different classes of shares of the Fund will differ due to differing class expenses. The offering price is the NAV per share plus any applicable sales charge. When you sell shares, you receive the NAV per share minus any applicable CDSC. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed. Orders received by Financial Intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time). It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to the Fund. Orders received by financial intermediaries after the close of trading on the NYSE will be confirmed at the next computed offering price.

SHAREHOLDER SERVICES AND PRIVILEGES

For investors purchasing shares under a tax-qualified individual retirement or pension plan or under a group plan through a person designated for the collection and remittance of monies to be invested in shares on a periodic basis, the Fund may, in lieu of furnishing confirmations following each purchase of Fund shares, send statements no less frequently than quarterly, pursuant to the provisions of the Securities Exchange Act of 1934, as amended (“1934 Act”), and the rules thereunder. Such quarterly statements, which would be sent to the investor or to the person designated by the group for distribution to its members, will be sent after the end of each quarterly period and shall reflect all transactions in the investor’s account during the preceding quarter. All other shareholders will receive a confirmation of each new transaction in their accounts.

Certificates representing shares of the Fund will not be issued to shareholders. The Transfer Agent will maintain for each shareholder an account in which the registration and transfer of shares are recorded, and any transfers will be reflected by bookkeeping entry, without physical delivery.

The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid Medallion Signature Guarantee, when changing certain information in an account, such as wiring instructions.

Self-Employed and Corporate Retirement Plans

For self-employed individuals and corporate investors that wish to purchase shares, a Prototype Plan and Custody Agreement are available through the Trust. For further details, including the right to appoint a successor custodian, see the Prototype Plan and Custody Agreements as provided by the Trust. Employers who wish to use shares of the Trust under a custodianship with another bank or trust company must make individual arrangements with such an institution.

Individual Retirement Accounts

Investors with earned income are eligible to purchase shares of the Fund under an individual retirement account (“IRA”) pursuant to Section 408(a) of the Internal Revenue Code. An individual who creates an IRA may contribute annually certain dollar amounts of earned income, and an additional amount if there is a non-working spouse. Simplified Employee Pension Plans (“SEP IRA”), which employers may establish on behalf of their employees are also available. Full details on the IRA and SEP IRA are contained in IRS required disclosure statements, and the custodian will not open an IRA until seven days after the investor has received such statement from the Trust. An IRA funded by shares of the Fund may also be used by employers who have adopted a SEP IRA.

Purchases of shares by Section 403(b) retirement plans and other retirement plans are also available. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney or to obtain advice from a competent retirement plan consultant.

DIVIDENDS AND DISTRIBUTIONS

Shareholders have the privilege of reinvesting both income dividends and capital gain distributions, if any, in additional shares of the Fund at the then current net asset value, with no sales charge. Alternatively, a shareholder can elect at any time to receive dividends and/or capital gain distributions in cash.

In the absence of such an election, each purchase of shares of the Fund is made upon the condition and understanding that the Transfer Agent is automatically appointed the shareholder’s agent to receive the investor’s dividends and distributions upon all shares registered in the investor’s name and to reinvest them in full and fractional shares of the Fund at the applicable net asset value in effect at the close of business on the reinvestment date. A shareholder may still at any time after a purchase of shares of the Fund request that dividends and/or capital gain distributions be paid to the shareholder in cash.

If you elect to receive cash dividends and/or capital gains distributions and a check is returned as undelivered by the United States Postal Service, the Fund reserves the right to invest the check in additional shares of the Fund at the then-current net asset value and to convert your account’s election to automatic reinvestment of all distributions, until the Fund’s Transfer Agent receives a corrected address in writing from the number of account owners authorized on your application to change the registration. If the Transfer Agent receives no written communication from the account owner(s) and there are no purchases, sales or exchanges in your account for a period of time mandated by state law, then that state may require the Transfer Agent to turn over to the applicable state government the value of the account as well as any dividends or distributions paid.

After a dividend or capital gains distribution is paid, the Fund’s share price will drop by the amount of the dividend or distribution. If you have chosen to have your dividends or distributions paid to your account in additional shares, the total value of your account will not change after the dividend or distribution is paid. In such cases, while the value of each share will be lower, each reinvesting shareholder will own more shares. Reinvested shares will be purchased at the price in effect at the close of business on the day after the record date.

TAX CONSIDERATIONS

The following discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, trusts or estates) and certain foreign persons (i.e., non-U.S. persons) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, partnerships, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares also may be subject to state and local taxes. Shareholders should consult their own tax advisors as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

The following discussion summarizes certain U.S. federal tax considerations generally affecting the Fund and its shareholders. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisors with respect to the particular consequences to them of an investment in the Fund, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Qualification as a Regulated Investment Company

The Fund intends to qualify as a regulated investment company (“RIC”) under the Code. To so qualify, the Fund must, among other things, in each taxable year: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, and gains from the sale or other disposition of foreign currencies, net income derived from an interest in a qualified publicly traded partnership or other income (including gains from options, futures contracts, and forward contracts) derived with respect to the Fund’s business of investing in stocks, securities or currencies and (b) diversify its holdings so that, at the end of each quarter, (i) at least 50% of the value of the Fund’s total assets (including borrowings for investment purposes, if any) is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities, with such other securities limited in respect of any one issuer to an amount not greater in value than 5% of the Fund’s total assets (including borrowings for investment purposes, if any) and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets (including borrowings for investment purposes, if any) is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, of any two or more issuers that the Fund controls, and that are determined to be engaged in the same business or similar or related businesses or of one or more qualified publicly traded partnerships.

As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains it distributes to shareholders, if at least the sum of 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest, and net short-term capital gains in excess of net long-term capital losses) and 90% of the Fund’s net tax-exempt interest income for the taxable year is distributed. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement also are subject to a nondeductible 4% excise tax. To prevent application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

If, in any taxable year, the Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirement, it generally would (unless a cure provision applies) be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund’s distributions, to the extent derived from its current or accumulated earnings and profits, would constitute dividends (which may be eligible for the corporate-dividends received deduction) which are taxable to shareholders as ordinary income, or as qualifying dividends eligible for a reduced rate of tax as discussed below. If the Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Moreover, if the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Fund had been liquidated) in order to qualify as a RIC in a subsequent year.

Distributions

Dividends of investment company taxable income (including net short-term capital gains) are generally taxable to shareholders as ordinary income (subject to the discussion of qualifying dividends below), whether received in cash or reinvested in Fund shares. The Fund’s distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to the applicable Fund’s dividend income from U.S. corporations, and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction.

Distributions of net capital gains (the excess of net long-term capital gain over net short-term capital losses) designated by the Fund as capital gain dividends are taxable to shareholders, whether received in cash or reinvested in Fund shares, as long-term capital gain, regardless of the length of time the Fund’s shares have been held by a shareholder, and are not eligible for the dividends-received deduction. Any distributions that are not from the Fund’s investment company taxable income or net capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gains. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

For more information on the declaration and payment of dividends, please see “Dividends and Taxes” in the Fund’s prospectus.

Dividends, including capital gain dividends, declared in October, November or December with a record date in such month and paid during the following January will be treated as having been paid by the Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

Distributions by a Fund reduce the net asset value of that Fund’s shares. Should a distribution reduce the net asset value below a shareholder’s cost basis, the distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales and on certain qualifying dividends on corporate stock. The rate reductions do not apply to corporate taxpayers. The Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from the Fund’s investments in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Passive foreign investment companies are not treated as “qualified foreign corporations.” The lower tax rates on long-term capital gains and qualifying dividends are scheduled to expire after 2012 in the absence of Congressional action.

Medicare Tax

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Sale or Other Disposition of Shares

Upon the redemption or exchange of shares, a shareholder will realize a taxable gain or loss depending upon the basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands; a gain will generally be taxed as long-term capital gain if the shareholder’s holding period is more than one year. A gain from disposition of shares held not more than one year will be treated as short-term capital gain. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions) within a period of 61 days, beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares.

In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring Fund shares, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and

(3) the shareholder subsequently acquires shares of the same or another Fund, prior to February 1st of the year following the initial acquisition of Fund shares and the otherwise applicable sales charge is reduced or eliminated under a “reinvestment right” received upon the initial purchase of shares. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of shares.

Backup Withholding

The Fund generally will be required to withhold federal income tax, currently at a rate of 28% (currently scheduled to increase to 31% after 2012) (“backup withholding”) from dividends paid, capital gain distributions and redemption proceeds to a shareholder if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number and to make such certifications as the Fund may require, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. Any amounts withheld may be credited against the shareholder’s Federal income tax liability.

Foreign Shareholders

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”), depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.

If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends will generally be subject to U.S. withholding tax at the rate of 30% (or, if applicable, a lower treaty rate) upon the gross amount of the dividend. The foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, capital gain dividends, and amounts retained by the Fund that are designated as undistributed capital gains. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

Foreign noncorporate shareholders may be subject to backup withholding on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper certification of their foreign status.

Effective January 1, 2013, the Fund will be required to withhold U.S. tax (at a 30% rate) on payments of dividends and redemption proceeds made to certain non-U.S. entities that fail to comply with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.

Foreign shareholders may also be subject to U.S. Federal estate tax on the value of their shares. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

Original Issue Discount

Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

Market Discount

Some debt securities may be purchased by the Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount generally will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been included in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

Options, Futures, and Foreign Currency Forward Contracts; Straddle Rules

The Fund’s transactions in foreign currencies, forward contracts, options, and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund, defer Fund losses, and affect the determination of whether capital gains and losses are treated as long-term or short-term capital gains or losses. These rules could therefore, in turn, affect the character, amount, and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain positions in its portfolio (that is, treat them as if they were sold), which may cause the Fund to recognize income without receiving cash to use to make distributions in amounts necessary to avoid income and excise taxes. The Fund will monitor its transactions and may make such tax elections as management deems appropriate with respect to foreign currency, options, futures contracts, forward contracts or hedged investments. The Fund’s status as a regulated investment company may limit its ability to engage in transactions involving foreign currency, futures, options, and forward contracts.

Certain transactions undertaken by the Fund may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character, and timing of the recognition of gains or losses from the affected positions.

Dividend Rolls

The Fund may perform “dividend rolls.” A dividend roll is an arrangement in which the Fund purchases stock in a U.S. corporation that is about to pay a dividend. The Fund then collects the dividend. If applicable requirements are met, the dividend may qualify for the corporate “dividends-received deduction.” If so, the Fund’s distributions of investment company taxable income may in turn be eligible for the corporate dividends-received deduction (pursuant to which corporate shareholders of the Fund may exclude from income up to 70% of the portion of such qualifying distributions) to the extent attributable to its dividend income from U.S. corporations (including its income from dividend roll transactions if the applicable requirements are met). The Fund then sells the stock after the dividend is paid. This usually results in a short term capital loss. Dividend roll transactions are subject to less favorable tax treatment if the sale of the stock is prearranged or where there is otherwise no risk of loss during the holding period. Under those circumstances, the dividend would not qualify for the dividends-received deduction.

Constructive Sales

Under certain circumstances, the Fund may recognize a gain from a constructive sale of an “appreciated financial position” it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions that are closed before the end of the 30th day after the close of the taxable year and where the Fund holds the appreciated financial position throughout the 60-day period beginning on the date the transaction is closed, if certain other conditions are met.

Foreign Taxation

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

Currency Fluctuation – Section 988 Gains and Losses

Gains or losses attributable to fluctuations in foreign currency exchange rates that occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pay such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of certain investments (including debt securities denominated in a foreign currency and certain futures contracts, forward contracts, and options), gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or other instrument and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as “section 988” gains or losses, may increase or decrease the amount of the Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income.

Passive Foreign Investment Companies

The Fund may invest in the stock of foreign companies that may be classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute passive assets (such as stocks or securities) or if 75% or more of its gross income is passive income (such as, but not limited to, interest, dividends, and gain from the sale of securities). If the Fund receives an “excess distribution” with respect to PFIC stock, the Fund will generally be subject to tax on the distribution as if it were realized ratably over the period during which the Fund held the PFIC stock. The Fund will be subject to tax on the portion of an excess distribution that is allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if it were payable in such prior taxable years. Certain distributions from a PFIC and gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are taxable as ordinary income.

The Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the rules relating to the taxation of excess distributions would not apply. In addition, another election would involve marking-to-market the Fund’s PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years. Note that distributions from a PFIC are not eligible for the reduced rate of tax on “qualifying dividends.”

Other Investment Companies

It is possible that by investing in other investment companies, the Fund may not be able to meet the calendar year distribution requirement and may be subject to federal income and excise tax. The diversification and distribution requirements applicable to the Fund may limit the extent to which the Fund will be able to invest in other investment companies.

Real Estate Investment Fund Investments

The Fund may invest in real estate investment trusts (“REITs”) that hold residual interests in real estate mortgage investment conduits (“REMICs”) or taxable mortgage pools (“TMPs”). Although the Investment Advisor does not intend to invest Fund assets in REITs that hold primarily residual interests in REMICs or TMPs, under applicable Treasury regulations and other guidance, a portion of the Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or an interest in a TMP (referred to in the Code as an “excess inclusion”) may be subject to federal income tax. Excess inclusion income of the Fund may be allocated to shareholders of the Fund in proportion to the dividends received by the shareholders, with the same tax consequences as if the shareholder directly held the REMIC residual interest or interest in the TMP. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including qualified pension plans, individual retirement accounts or other tax-exempt entities) subject to tax on unrelated business income, thereby potentially requiring such an entity to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of Fund shares, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Investment Advisor has not historically invested in mortgage REITs or vehicles that primarily hold residual interest in REMICS or TMPs and do not intend to do so in the future.

Special rules apply to distributions to foreign shareholders from the Fund if it is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition. Very generally, a USRPHC is a domestic corporation that holds U.S. real property interests (“USRPIs”) – USRPIs are defined as any interest in U.S. real property or any equity interest in a USRPHC – the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and other assets. If the Fund holds (directly or indirectly) significant interests in REITs it may be a USRPHC. If a foreign shareholder holds (or has held in the prior year) more than a 5% interest in the Fund, such distributions will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholders will be required to file a U.S. income tax return for the year in which the gain was recognized and the Fund will be required to withhold 35% of the amount of such distribution. In the case of all other foreign shareholders (i.e., those whose interest in the Fund did not exceed 5% at any time during the prior year), the USRPI distribution will be treated as ordinary income, and the Fund must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such foreign shareholder. In addition, if the Fund is a USRPHC it must typically withhold 10% of the amount realized in a redemption by a greater-than-5% foreign shareholder, and that shareholder must file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain.

Short Sales

Short sales are subject to special tax rules which will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by the Fund by increase the amount of ordinary income dividends received by shareholders and may impact the amount of qualified dividend income and income eligible for the dividends received deduction that it is able to pass through to shareholders.

Personal Holding Company

Based upon the number of shareholders of the Fund, the Fund could be considered to be a personal holding company (a “PHC”) under the Code. A company is considered a PHC if: (1) at least 60% of its income is derived from certain types of passive income (e.g., interest, dividends, rents, and royalties) and (2) at any time during the last half of the taxable year more than 50% in value of its outstanding stock is owned directly, or indirectly, by or for not more than 5 individuals. A company satisfying this test is taxed on its undistributed personal holding company income (“UPHCI”) at 15% (currently scheduled to increase to the rates applicable to ordinary income after 2012). UPHCI is computed by making certain adjustments to taxable income, including a downward adjustment for distributions made to shareholders during the taxable year.

The tax on UPHCI is in addition to any other tax. Under the Code, a regulated investment company that is also a PHC will also be taxed on any undistributed investment company taxable income at the highest corporate rate under the Code. The Fund intends to distribute sufficient taxable income to its shareholders in any applicable taxable period in which it is treated as a PHC to reduce or eliminate its UPHCI.

Other Tax Matters

The Fund is required to recognize income currently each taxable year for federal income tax purposes under the Code’s original issue discount rules in the amount of the unpaid, accrued interest with respect to bonds structured as zero coupon or deferred interest bonds or pay-in-kind securities, even though it receives no cash interest until the security’s maturity or payment date. As discussed above, in order to qualify for treatment as a regulated investment company, the Fund must distribute substantially all of its income to shareholders. Thus, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or leverage itself by borrowing cash, so that it may satisfy the distribution requirement.

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.

Exchange control regulations that may restrict repatriation of investment income, capital, or the proceeds of securities sales by foreign investors may limit the Fund’s ability to make sufficient distributions to satisfy the 90% and calendar year distribution requirements described above.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisors for more information.

The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts, or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares also may be subject to state and local taxes. Shareholders should consult their own tax advisors as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

Liquidation of Fund

The Board of Trustees of the Trust may determine to close and liquidate the Fund at any time, which may have adverse tax consequences to shareholders. In the event of the liquidation of the Fund, shareholders will receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the Fund. A liquidating distribution may be a taxable event to shareholders, resulting in a gain or loss for tax purposes, depending upon a shareholders basis in his or her shares of the Fund.

GENERAL INFORMATION

Description of the Trust and Its Shares

The Trust consists of thirty-six portfolios described in separate prospectuses and a separate SAI. Each share represents an equal proportionate interest in a Forward Fund with other shares of that Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Trustees. Shareholders are entitled to one vote for each share owned.

An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Certificate of Trust, approve an investment advisory agreement and satisfy certain other requirements. To the extent that such a meeting is not required, the Trust may elect not to have an annual or special meeting.

The Trust will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request from shareholders holding not less than 10% of the outstanding votes of the Trust. At such a meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Trust), by majority vote, has the power to remove one or more Trustees.

Control Persons and Principal Holders of Securities

As of December 1, 2011, no person owned of record or beneficially 25% or greater of the Fund’s outstanding voting securities or 5% or greater of any class of the Fund’s outstanding equity securities.

As of December 1, 2011, the Officers and Trustees owned less than 1% of any class of any of the outstanding shares of the Fund.

Other Information

The Trust is registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or policies of the Trust by any governmental agency. The Fund’s prospectuses and this SAI omit certain of the information contained in the Registration Statement filed with the SEC and copies of this information may be obtained from the SEC upon payment of the prescribed fee or examined at the SEC in Washington, D.C. without charge.

Investors in the Fund will be kept informed of their investments in the Fund through annual and semi-annual reports showing portfolio composition, statistical data, and any other significant data, including financial statements audited by the independent registered public accountants.

Custodian

Brown Brothers Harriman & Co. (“BBH”) is the Trust’s custodian. Its principal business address is 40 Water Street, Boston, Massachusetts 02109. BBH is responsible for the custody of the Fund’s assets and, as foreign custody manager, will oversee the custody of any Fund assets held outside the United States. BBH takes no part in the decisions relating to the purchase or sale of the Trust’s portfolio securities.

Legal Counsel

Legal matters for the Trust are handled by Dechert LLP, 1775 I Street, N.W., Washington, DC 20006.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP acts as the Trust’s independent registered public accounting firm.

FINANCIAL STATEMENTS

You may obtain a prospectus and an annual report or semi-annual report, once available, at no charge by contacting the Trust at Forward Funds, P.O. Box 1345, Denver, CO 80201, or by calling (800) 999-6809.

FORWARD FUNDS

PART C: OTHER INFORMATION

ITEM 28. EXHIBITS

(a)(1)	Amended and Restated Agreement and Declaration of Trust of Forward Funds (the “Registrant”), incorporated by reference to Exhibit (a) to Post-Effective Amendment No. 40 to this Registration Statement filed with the Commission on April 30, 2007.

(a)(2)	Schedule A to the Amended and Restated Agreement and Declaration of Trust of the Registrant, filed herewith.

(b)	Amended and Restated By-Laws of the Registrant dated December 8, 2005, amended as of December 7, 2006, March 4, 2009, and September 25, 2009, incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 66 to this Registration Statement filed with the Commission on December 30, 2009.

(c)	Not applicable.

(d)(1)	Amended and Restated Investment Management Agreement between the Registrant and Forward Management LLC (the “Advisor” or “Forward Management”), dated as of May 1, 2005 and amended and restated as of January 8, 2008, March 5, 2008 and December 15, 2011, with respect to the Forward Banking and Finance Fund, Forward Commodity Long/Short Strategy Fund, Forward CorePlus Fund, Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Extended MarketPlus Fund, Forward Focus Fund, Forward Frontier Strategy Fund, Forward Global Infrastructure Fund, Forward Growth Fund, Forward High Yield Bond Fund, Forward International Dividend Fund, Forward International Equity Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Investment Grade Fixed-Income Fund, Forward Large Cap Dividend Fund (formerly known as the Forward Large Cap Equity Fund ), Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Small Cap Equity Fund, Forward Strategic Alternatives Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund, Forward U.S. Government Money Fund, Forward Aggressive Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, Forward Income & Growth Allocation Fund, Forward Income Allocation Fund and Forward Global Credit Long/Short Fund, filed herewith.

(d)(2)	Amended Exhibit A to the Amended and Restated Investment Management Agreement between the Registrant and the Advisor with Forward Banking and Finance Fund, Forward Commodity Long/Short Strategy Fund, Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Focus Fund, Forward Global Infrastructure Fund, Forward Growth Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Large Cap Dividend Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Small Cap Equity Fund, Forward Forward Tactical Enhanced Fund, Forward Tactical Growth Fund, Forward Global Credit Long/Short Fund, Forward Endurance Long/Short Fund and Forward Floating NAV Short Duration Fund, filed herewith.

(d)(3)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Emerald Mutual Fund Advisers Trust (formerly known as Emerald Advisers, Inc.) (“EMFAT”) dated as of May 1, 2005 with respect to the Forward Banking and Finance Fund and the Forward Growth Fund, incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 28 to this Registration Statement filed with the Commission on April 27, 2005.

(d)(3)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and EMFAT entered into as of January 2, 2009 with respect to the Forward Banking and Finance Fund and the Forward Growth Fund, incorporated by reference to Exhibit (d)(4)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

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(d)(4)	Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet International Management Limited, now known as Pictet Asset Management Limited (“Pictet Ltd”), dated as of July 1, 2005 and amended and restated as of December 1, 2007 with respect to the Forward International Small Companies Fund, incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 45 to this Registration Statement filed with the Commission on December 26, 2007.

(d)(4)(a)	Amendment to the Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of January 2, 2009 with respect to the Forward International Small Companies Fund, incorporated by reference to Exhibit (d)(5)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(4)(b)	Second Amendment to the Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of November 1, 2009 with respect to the Forward International Small Companies Fund, incorporated by reference to Exhibit (d)(6)(b) to Post-Effective Amendment No. 66 to this Registration Statement filed with the Commission on December 30, 2009.

(d)(5)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet International Management Limited, now known as Pictet Ltd, dated as of July 1, 2005 with respect to the Forward Emerging Markets Fund, incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 35 to this Registration Statement filed with Commission on July 5, 2006.

(d)(5)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of January 2, 2009 with respect to the Forward Emerging Markets Fund, incorporated by reference to Exhibit (d)(6)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(5)(b)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of August 1, 2009 with respect to the Forward Emerging Markets Fund, incorporated by reference to Exhibit (d)(7)(b) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(d)(5)(c)	Third Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of November 1, 2009 with respect to the Forward Emerging Markets Fund, incorporated by reference to Exhibit (d)(7)(c) to Post-Effective Amendment No. 66 to this Registration Statement filed with the Commission on December 30, 2009.

(d)(6)	Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Cedar Ridge Partners, LLC (“Cedar Ridge”) dated as of December 7, 2006 and amended and restated on November 14, 2007 with respect to the Forward Credit Analysis Long/Short Fund, incorporated by reference to Exhibit (d)(14) to Post-Effective Amendment No. 45 to this Registration Statement filed with the Commission on December 26, 2007.

(d)(6)(a)	Amendment to the Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Cedar Ridge entered into as of January 2, 2009 with respect to the Forward Credit Analysis Long/Short Fund, incorporated by reference to Exhibit (d)(13)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(7)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and SW Asset Management, LLC (“SW”) dated February 14, 2011 with respect to the Forward EM Corporate Debt Fund, incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 81 to this Registration Statement filed with the Commission on February 28, 2011.

(d)(8)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and SW dated September 30, 2011 with respect to the Forward Global Credit Long/Short Fund, incorporated by reference to Exhibit (d)(9) to Post-Effective Amendment No. 85 to this Registration Statement filed with the Commission on September 30, 2011.

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(d)(9)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Broadmark Asset Management, LLC (“Broadmark”) dated September 14, 2009 with respect to the Forward Tactical Growth Fund, incorporated by reference to Exhibit (d)(15) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(d)(9)(a)	Amendment to Sub-Advisory Agreement among the Registrant, the Advisor and Broadmark dated October 1, 2011 with respect to the Forward Tactical Growth Fund, incorporated by reference to Exhibit (d)(10)(a) to Post-Effective Amendment No. 89 to this Registration Statement filed with the Commission on November 16, 2011.

(d)(10)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Broadmark dated December 31, 2010 with respect to the Forward Tactical Enhanced Fund, incorporated by reference to Exhibit (d)(11) to Post-Effective Amendment No. 78 to this Registration Statement filed with the Commission on December 30, 2010.

(d)(10)(a)	Amendment to Sub-Advisory Agreement among the Registrant, the Advisor and Broadmark dated October 1, 2011 with respect to the Forward Tactical Enhanced Fund, incorporated by reference to Exhibit (d)(11)(a) to Post-Effective Amendment No. 89 to this Registration Statement filed with the Commission on November 16, 2011.

(d)(11)	Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and First Western Capital Management Company (“First Western”) dated September 1, 2008 and amended and restated as of March 31, 2010 with respect to the Forward High Yield Bond Fund, incorporated by reference to Exhibit (d)(15) to Post-Effective Amendment No. 73 to this Registration Statement filed with the Commission on September 1, 2010.

(d)(12)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pacific Investment Management Company LLC (“PIMCO”) dated September 1, 2008 with respect to the Forward Investment Grade Fixed-Income Fund, incorporated by reference to Exhibit (d)(20) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(12)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and PIMCO entered into as of November 17, 2008 with respect to the Forward Investment Grade Fixed-Income Fund, incorporated by reference to Exhibit (d)(18)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(13)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Lazard Asset Management LLC (“Lazard”) dated December 1, 2008, with respect to the Forward International Equity Fund, incorporated by reference to Exhibit (d)(24) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(13)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Lazard dated December 1, 2008, with respect to the Forward International Equity Fund, incorporated by reference to Exhibit (d)(24)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(e)(1)(a)	Distribution Agreement between the Registrant and ALPS Distributors, Inc. (“ALPS Distributors”) dated as of September 30, 2005, incorporated by reference to Exhibit (e) to Post-Effective Amendment No. 32 to this Registration Statement filed with the Commission on October 27, 2005.

(e)(1)(b)	Addendum to Distribution Agreement between the Registrant and ALPS Distributors dated as of April 9, 2007, incorporated by reference to Exhibit (e)(1)(b) to Post-Effective Amendment No. 41 to this Registration Statement filed with the Commission on July 16, 2007.

(e)(1)(c)	Form of Addendum to Schedule A to the Distribution Agreement between the Registrant and ALPS Distributors dated as of December 31, 2011, filed herewith.

(f)	None.

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(g)(1)(a)	Custodian Agreement between the Registrant and Brown Brothers Harriman & Co. (“BBH”) dated as of June 30, 2005, incorporated by reference to Exhibit (g)(2)(a) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(g)(1)(b)	Amended Appendix A to the Custodian Agreement between the Registrant and BBH, dated December 14, 2011, filed herewith.

(h)(1)(a)	Amended and Restated Fund Accounting and Administration Agreement between the Registrant and ALPS Fund Services, Inc. (“ALPS”) made as of April 12, 2010, incorporated by reference to Exhibit (h)(1)(a) to Post-Effective Amendment No. 70 to this Registration Statement filed with the Commission on April 30, 2010.

(h)(1)(b)	Form of Amendment to Appendix A to the Amended and Restated Fund Accounting and Administration Agreement between the Registrant and ALPS made as of December 31, 2011, filed herewith.

(h)(1)(c)	Amendment to Appendix A and Appendix C to the Amended and Restated Fund Accounting and Administration Agreement between the Registrant and ALPS made as of September 8, 2011, incorporated by reference to Exhibit (h)(1)(c) to Post-Effective Amendment No. 85 to this Registration Statement filed with the Commission on September 30, 2011.

(h)(1)(d)	Amendment to Appendix B to the Amended and Restated Fund Accounting and Administration Agreement between the Registrant and ALPS made as of January 3, 2011, incorporated by reference to Exhibit (h)(1)(d) to Post-Effective Amendment No. 82 to this Registration Statement filed with the Commission on April 29, 2011.

(h)(2)(a)	Amended and Restated Transfer Agency and Service Agreement between the Registrant and ALPS made as of June 3, 2009 and effective June 15, 2009, incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment
No. 63 to this Registration Statement filed with the Commission on July 1, 2009.

(h)(2)(b)	Form of Amendment to Schedule A to the Amended and Restated Transfer Agency and Service Agreement between the Registrant and ALPS made as of December 31, 2011, filed herewith.

(h)(2)(c)	Form of Amendment to Schedule A and Schedule B to the Amended and Restated Transfer Agency and Service Agreement between the Registrant and ALPS made as of December 15, 2011, filed herewith.

(h)(3)(a)	Amended and Restated Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS made as of June 3, 2009 and effective June 15, 2009, incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 63 to this Registration Statement filed with the Commission on July 1, 2009.

(h)(3)(b)	Form of Amendment to Schedule A to the Amended and Restated Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS made as of December 31, 2011, filed herewith.

(h)(3)(c)	Form of Amendment to Schedule A to the Amended and Restated Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS made as of December 15, 2011, filed herewith.

(h)(4)	Transfer Agency Fee Reimbursement Agreement between the Advisor and Registrant with respect to the Forward Aggressive Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth Allocation Fund, Forward Growth & Income Allocation Fund, Forward Income Allocation Fund, and Forward Income & Growth Allocation Fund (collectively the “Allocation Funds”) effective as of May 1, 2011, incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 82 to this Registration Statement filed with the Commission on April 29, 2011.

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(h)(5)(a)	Amended and Restated Shareholder Services Plan for the Class A, Class B, Class C, Class M, Investor Class, Advisor Class and Institutional Class shares, as applicable, of each of the Forward Commodity Long/Short Strategy Fund, Forward Frontier Strategy Fund, Forward Strategic Alternatives Fund, Forward Growth Fund, Forward Banking and Finance Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Focus Fund, Forward Real Estate Fund, Forward Large Cap Dividend Fund, Forward EM Corporate Debt Fund, Forward Credit Analysis Long/Short Fund, Forward EM Select Dividend Fund, Forward Select Income Fund, Forward Strategic Reality Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund, and Forward Global Credit Long/Short Fund, incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 85 to this Registration Statement filed with the Commission on September 30, 2011.

(h)(5)(b)	Exhibit A to the Amended and Restated Shareholder Services Plan for the Class A, Class B, Class C, Class M, Investor Class, Advisor Class and Institutional Class shares, as applicable, of each of the Forward Commodity Long/Short Strategy Fund, Forward Frontier Strategy Fund, Forward Strategic Alternatives Fund, Forward Growth Fund, Forward Banking and Finance Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Focus Fund, Forward Real Estate Fund, Forward Large Cap Dividend Fund, Forward EM Corporate Debt Fund, Forward Credit Analysis Long/Short Fund, Forward EM Select Dividend Fund, Forward Select Income Fund, Forward Strategic Reality Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund, Forward Global Credit Long/Short Fund, Forward Endurance Long/Short Fund and Forward Floating NAV Short Duration Fund, filed herewith.

(h)(6)(a)	Amended Administrative Services Plan for Investor Class shares of each of the Forward CorePlus Fund, Forward Extended MarketPlus Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward High Yield Bond Fund, Forward U.S. Government Money Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, and Forward Aggressive Growth Allocation Fund, incorporated by reference to Exhibit (h)(6)(a) to Post-Effective Amendment No. 71 to this Registration Statement filed with the Commission on June 28, 2010.

(h)(6)(b)	Appendix A to the Amended Administrative Services Plan for Investor Class shares of each of the Forward CorePlus Fund, Forward Extended MarketPlus Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward High Yield Bond Fund, Forward U.S. Government Money Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, and Forward Aggressive Growth Allocation Fund, incorporated by reference to Exhibit (h)(6)(b) to Post-Effective Amendment No. 82 to this Registration Statement filed with the Commission on April 29, 2011.

(h)(7)	Administrative Services Plan for Institutional Class, Investor Class, Class A and Class C shares of the Forward U.S. Government Money Fund, incorporated by reference to Exhibit (h)(6)(b) to Post-Effective Amendment No. 71 to this Registration Statement filed with the Commission on June 28, 2010.

(h)(8)(a)	Expense Limitation Agreement for the Forward International Dividend Fund (Investor Class shares, Institutional Class shares, Class A shares, Class C shares, Class M) dated as of May 1, 2011, incorporated by reference to Exhibit (h)(8)(a) to Post-Effective Amendment No. 82 to this Registration Statement filed with the Commission on April 29, 2011.

(h)(8)(b)	Expense Limitation Agreement for the Forward Emerging Markets Fund (Investor Class shares, Institutional Class shares, Class C shares, and Class M shares) dated as of May 1, 2011, incorporated by reference to Exhibit (h)(8)(b) to Post-Effective Amendment No. 82 to this Registration Statement filed with the Commission on April 29, 2011.

(h)(8)(c)	Expense Limitation Agreement for the Forward Focus Fund (Investor Class shares, Institutional Class shares, Class A shares, and Class C shares) dated as of May 1, 2011, incorporated by reference to Exhibit (h)(8)(c) to Post-Effective Amendment No. 82 to this Registration Statement filed with the Commission on April 29, 2011.

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(h)(8)(d)	Expense Limitation Agreement for the Forward Large Cap Dividend Fund (Investor Class shares, Institutional Class shares, Class A shares, and Class C shares) dated as of May 1, 2011, incorporated by reference to Exhibit (h)(8)(d) to Post-Effective Amendment No. 82 to this Registration Statement filed with the Commission on April 29, 2011.

(h)(8)(e)	Expense Limitation Agreement for the Forward EM Corporate Debt Fund (Investor Class shares, Institutional Class shares, and Class C shares) dated as of May 1, 2011, incorporated by reference to Exhibit (h)(8)(e) to Post-Effective Amendment No. 82 to this Registration Statement filed with the Commission on April 29, 2011.

(h)(8)(f)	Expense Limitation Agreement for the Forward Credit Analysis Long/Short Fund (Investor Class shares, Institutional Class shares, Class A, Class C shares, and Class M shares) dated as of May 1, 2011, incorporated by reference to Exhibit (h)(8)(f) to Post-Effective Amendment No. 82 to this Registration Statement filed with the Commission on April 29, 2011.

(h)(8)(g)	Expense Limitation Agreement for the Forward Growth Fund (Investor Class shares, Institutional Class shares, Class A shares, and Class C shares) dated as of May 1, 2011, incorporated by reference to Exhibit (h)(8)(g) to Post-Effective Amendment No. 82 to this Registration Statement filed with the Commission on April 29, 2011.

(h)(8)(h)	Expense Limitation Agreement for the Forward International Real Estate Fund (Investor Class shares, Institutional Class shares, Class A shares, Class C shares, and Class M shares) dated as of May 1, 2011, incorporated by reference to Exhibit (h)(8)(h) to Post-Effective Amendment No. 82 to this Registration Statement filed with the Commission on April 29, 2011.

(h)(8)(i)	Expense Limitation Agreement for the Forward Select EM Dividend Fund (Class A shares, Class C shares, Class M shares, Investor Class shares, Institutional Class shares) dated as of May 1, 2011, incorporated by reference to Exhibit (h)(8)(i) to Post-Effective Amendment No. 82 to this Registration Statement filed with the Commission on April 29, 2011.

(h)(8)(j)	Expense Limitation Agreement for the Forward Commodity Long/Short Strategy Fund (Investor Class shares, Institutional Class shares, Class C shares, Class M shares, and Class Z shares) dated as of May 1, 2011, incorporated by reference to Exhibit (h)(8)(j) to Post-Effective Amendment No. 82 to this Registration Statement filed with the Commission on April 29, 2011.

(h)(8)(k)	Expense Limitation Agreement for the Forward Tactical Enhanced Fund (Investor Class shares, Institutional Class shares, Class A shares, Class C shares, and Class M shares) dated as of October 1, 2011, incorporated by reference to Exhibit (h)(8)(k) to Post-Effective Amendment No. 87 to this Registration Statement filed with the Commission on October 7, 2011.

(h)(8)(l)	Expense Limitation Agreement for the Forward Small Cap Equity Fund (Investor Class shares, Institutional Class shares, Class A shares, Class C shares, and Class M shares) dated as of May 1, 2011, incorporated by reference to Exhibit (h)(8)(l) to Post-Effective Amendment No. 82 to this Registration Statement filed with the Commission on April 29, 2011.

(h)(8)(m)	Expense Limitation Agreement for the Forward International Equity Fund (Investor Class shares, Institutional Class shares, and Class Z shares) dated as of May 1, 2011, incorporated by reference to Exhibit (h)(8)(m) to Post-Effective Amendment No. 82 to this Registration Statement filed with the Commission on April 29, 2011.

(h)(8)(n)	Advisory Fee Waiver Agreement between the Advisor and the Registrant with respect to the Allocation Funds effective as of May 1, 2011, incorporated by reference to Exhibit (h)(8)(n) to Post-Effective Amendment No. 82 to this Registration Statement filed with the Commission on April 29, 2011.

(h)(8)(o)	Expense Limitation Agreement for the Forward Global Credit Long/Short Fund (Investor Class shares, Institutional Class shares, Class C shares, and Class M shares) dated as of September 30, 2011, incorporated by reference to Exhibit (h)(8)(o) to Post-Effective Amendment No. 85 to this Registration Statement filed with the Commission on September 30, 2011.

(h)(8)(p)	Expense Limitation Agreement for the Forward Endurance Long/Short Fund (Investor Class shares, Institutional Class shares, Class C shares, and Class M shares), filed herewith.

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(h)(8)(q)	Expense Limitation Agreement for the Forward Floating NAV Short Duration Fund (Investor Class shares, Institutional Class shares, Class C shares, Class M shares, and Class Z shares), to be filed by subsequent amendment.

(h)(8)(r)	Expense Limitation Agreement for the Forward Managed Futures Strategy Fund (Investor Class shares, Institutional Class shares, Class C shares, Class M shares, and Class Z shares), to be filed by subsequent amendment.

(h)(9)(a)	Amended and Restated Agreement for Rule 38a-1 Compliance Support Services Agreement (“Compliance Support Services Agreement”) between the Registrant and the Advisor dated as of September 1, 2010, incorporated by reference to Exhibit (h)(8)(a) to Post-Effective Amendment No. 73 to this Registration Statement filed with the Commission on September 1, 2010.

(h)(9)(b)	Schedule to Amended and Restated Compliance Support Services Agreement, filed herewith.

(i)	Legal Opinion of Dechert LLP as to legality of securities being registered, filed herewith.

(j)(1)	Powers of Attorney for Haig G. Mardikian, Donald O’Connor, and DeWitt F. Bowman, incorporated by reference to Exhibit (j) to Post-Effective Amendment No. 45 to this Registration Statement filed with the Commission on December 26, 2007.

(j)(2)	Power of Attorney for Cecilia H. Herbert, incorporated by reference to Exhibit (j)(3) to Post-Effective Amendment No. 66 to this Registration Statement filed with the Commission on December 30, 2009.

(k)	Not Applicable.

(l)	Subscription Agreement between The HomeState Group and Forward Funds (formerly known as Emerald Mutual Funds) dated February 2, 2005, incorporated by reference to Exhibit (l)(3) to Post-Effective Amendment No. 26 to this Registration Statement filed with the Commission on February 28, 2005.

(m)(1)	Amended and Restated Distribution Services Agreement (Rule 12b-1 Plan) for Forward Growth Fund – Class A Shares, incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(m)(2)	Amended and Restated Distribution Services Agreement (Rule 12b-1 Plan) for Forward Banking and Finance Fund – Class A Shares, incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(m)(3)(a)	Distribution Plan pursuant to Rule 12b-1 for the Investor Class shares of each of the Forward Frontier Strategy Fund, Forward Strategic Alternatives Fund, Forward Growth Fund, Forward Banking and Finance Fund, Forward Focus Fund, Forward Credit Analysis Long/Short Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Real Estate Fund, Forward Large Cap Dividend Fund, Forward EM Corporate Debt Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, Forward Real Estate Long/Short Fund, and Forward Tactical Growth Fund, incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

7

(m)(3)(b)	Amended Appendix A to the Distribution Plan pursuant to Rule 12b-1 for the Investor Class shares of each of the Forward Commodity Long/Short Strategy Fund, Forward Frontier Strategy Fund, Forward Strategic Alternatives Fund, Forward Growth Fund, Forward Banking and Finance Fund, Forward Focus Fund, Forward Credit Analysis Long/Short Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Real Estate Fund, Forward Large Cap Dividend Fund, Forward EM Corporate Debt Fund, Forward EM Select Dividend Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, Forward Real Estate Long/Short Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund, and Forward Global Credit Long/Short Fund, Forward Endurance Long/Short Fund and Forward Floating NAV Short Duration Fund, filed herewith.

(m)(4)(a)	Distribution Plan pursuant to Rule 12b-1 for the Class A shares of each of the Forward Frontier Strategy Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward Real Estate Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Focus Fund, Forward Large Cap Dividend Fund, Forward EM Corporate Debt Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, and Forward Real Estate Long/Short Fund, incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(m)(4)(b)	Amended Appendix A to the Distribution Plan pursuant to Rule 12b-1 for the Class A shares of each of the Forward Frontier Strategy Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward Credit Analysis Long/Short Fund, Forward Real Estate Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Focus Fund, Forward Large Cap Dividend Fund, Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward EM Select Dividend Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, Forward Real Estate Long/Short Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund, and Forward Global Credit Long/Short Fund, incorporated by reference to Exhibit (m)(4)(b) to Post-Effective Amendment No. 89 to this Registration Statement filed with the Commission on November 16, 2011.

(m)(5)	Distribution Plan pursuant to Rule 12b-1 for the Class B shares of each of the Forward Global Infrastructure Fund, Forward Select Income Fund, and Forward Real Estate Long/Short Fund, incorporated by reference to Exhibit (m)(5)(a) to Post-Effective Amendment No. 82 to this Registration Statement filed with the Commission on April 29, 2011.

(m)(6)(a)	Distribution Plan pursuant to Rule 12b-1 for the Class C shares of each of the Forward Growth Fund, Forward Banking and Finance Fund, Forward Focus Fund, Forward Credit Analysis Long/Short Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Real Estate Fund, Forward Large Cap Dividend Fund, Forward EM Corporate Debt Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, Forward Real Estate Long/Short Fund, and Forward Tactical Growth Fund, incorporated by reference to Exhibit (m)(5) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(m)(6)(b)	Amended Appendix A to the Distribution Plan pursuant to Rule 12b-1 for the Class C shares of each of Forward Growth Fund, Forward Banking and Finance Fund, Forward Focus Fund, Forward Credit Analysis Long/Short Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Real Estate Fund, Forward Large Cap Dividend Fund, Forward EM Corporate Debt Fund, Forward EM Select Dividend Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, Forward Real Estate Long/Short Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund, Forward Global Credit Long/Short Fund, Forward Endurance Long/Short Fund and Forward Floating NAV Short Duration Fund, filed herewith.

8

(m)(7)(a)(1)	Amended Distribution and Service Plan for Class A and Class C shares, as applicable, of each of Forward Extended MarketPlus Fund, Forward High Yield Bond Fund, Forward U.S. Government Money Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, and Forward Aggressive Growth Allocation Fund, incorporated by reference to Exhibit (m)(7)(a) to Post-Effective Amendment No. 71 to this Registration Statement filed with the Commission on June 28, 2010.

(m)(7)(a)(2)	Amended Appendix A to the Amended Distribution and Service Plan for Class A and Class C shares, as applicable, of each of the Forward Extended MarketPlus Fund, Forward High Yield Bond Fund, Forward U.S. Government Money Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, and Forward Aggressive Growth Allocation Fund, incorporated by reference to Exhibit (m)(7)(a)(2) to Post-Effective Amendment No. 82 to this Registration Statement filed with the Commission on April 29, 2011.

(m)(7)(b)(1)	Distribution and Service Plan for Investor Class shares of each of the Forward CorePlus Fund, Forward Extended MarketPlus Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward High Yield Bond Fund, Forward U.S. Government Money Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, and Forward Aggressive Growth Allocation Fund, incorporated by reference to Exhibit (m)(7)(b) to Post-Effective Amendment No. 71 to this Registration Statement filed with the Commission on June 28, 2010.

(m)(7)(b)(2)	Appendix A to the Distribution and Service Plan for Investor Class shares of each of the Forward CorePlus Fund, Forward Extended MarketPlus Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward High Yield Bond Fund, Forward U.S. Government Money Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, and Forward Aggressive Growth Allocation Fund, incorporated by reference to Exhibit (m)(7)(b)(2) to Post-Effective Amendment No. 82 to this Registration Statement filed with the Commission on April 29, 2011.

(n)	Multiple Class Plan pursuant to Rule 18f-3 (as amended), filed herewith.

(o)	Not applicable.

(p)(1)	Registrant’s Code of Ethics, incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 34 to this Registration Statement filed with the Commission on May 1, 2006.

(p)(2)	Code of Ethics of the Advisor, filed herewith.

(p)(3)	Code of Ethics of Pictet Ltd., incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 89 to this Registration Statement filed with the Commission on November 16, 2011.

(p)(4)	Amended Code of Ethics of EMFAT, incorporated by reference to Exhibit (p)(9) to Post-Effective Amendment No. 38 to this Registration Statement filed with the Commission on December 27, 2006.

(p)(5)	Code of Ethics of ALPS Distributors, incorporated by reference to Exhibit (p)(9) to Post-Effective Amendment No. 71 to this Registration Statement filed with the Commission on June 28, 2010.

(p)(6)	Code of Ethics of Cedar Ridge, incorporated by reference to Exhibit (p)(12) to Post-Effective Amendment No. 38 to this Registration Statement filed with the Commission on December 27, 2006.

(p)(7)	Code of Ethics of First Western, incorporated by reference to Exhibit (p)(12) to Post-Effective Amendment No. 73 to this Registration Statement filed with the Commission on September 1, 2010.

(p)(8)	Code of Ethics of PIMCO, incorporated by reference to Exhibit (p)(14) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

9

(p)(9)	Code of Ethics of Lazard, incorporated by reference to Exhibit (p)(21) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(p)(10)	Code of Ethics of Broadmark, incorporated by reference to Exhibit (p)(10) to Post-Effective Amendment No. 85 to this Registration Statement filed with the Commission on September 30, 2011.

(p)(11)	Code of Ethics of SW, incorporated by reference to Exhibit (p)(12) to Post-Effective Amendment No. 81 to this Registration Statement filed with the Commission on February 28, 2011.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUNDS.

Registrant is controlled by its Board of Trustees. Certain of Registrant’s trustees serve on the board of directors/trustees of certain other registered investment companies. (See “Management of the Funds – Board of Trustees” in Part B hereof.)

ITEM 30. INDEMNIFICATION

The Registrant’s Amended and Restated Declaration of Trust (“Declaration of Trust”), filed as Exhibit (a) to Post-Effective Amendment No. 40 to this Registration Statement, and Amended and Restated By-Laws, filed as Exhibit (b) to Post-Effective Amendment No. 66 to this Registration Statement, provide among other things, that current and former trustees and officers who were or are a party, or are threatened to be made a party, to any proceeding or claim by reason of the fact that such person is or was a Trustee or officer of the Registrant, shall be indemnified against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that such person acted in good faith and reasonably believed: (a) that his conduct was in the Registrant’s best interests and (b) in the case of a criminal proceeding, that he had no reasonable cause to believe his conduct was unlawful; provided that, the trustees and officers of the Registrant shall not be entitled to indemnification or held harmless if such liabilities were a result of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office, or in respect of any claim or proceeding as to which such person shall have been adjudicated by a court or other competent body to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person’s official capacity.

The Distribution Agreement between the Registrant and ALPS Distributors, filed as Exhibit (e) to Post-Effective Amendment No. 32 to this Registration Statement, provides for indemnification of ALPS Distributors, its officers and directors and any person who controls ALPS Distributors.

The Registrant has in effect a directors’ and officers’ liability policy covering specific types of errors and omissions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to such provisions of the Declaration of Trust, Underwriting Agreement, or statutes or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC”), such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares of the Registrant, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISORS

Forward Management performs investment advisory services for Registrant. The directors and officers of Forward Management and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
J. Alan Reid, Jr., Chief Executive Officer	ReFlow Management Co., LLC 101 California Street Suite 1600 San Francisco, CA 94111	August 2001 to November 2010	Chief Executive Officer and Director, investment services company

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	ReFlow Fund, LLC 101 California Street Suite 1600 San Francisco, CA 94111	2001 to December 2010	Chief Executive Officer and Director, investment services company

	Sutton Place Management, LLC 101 California Street Suite 1600 San Francisco, CA 94111	2001 to present	Chief Executive Officer, service company

	Sutton Place Associates, LLC 101 California Street Suite 1600 San Francisco, CA 94111	2001 to present	Chief Executive Officer, holding company

	FISCOP, LLC 101 California Street Suite 1600 San Francisco CA 94111	2001 to present	Chief Executive Officer, research company

	Broderick Management, LLC 101 California Street Suite 1600 San Francisco, CA 94111	2001 to present	Chief Executive Officer, holding company

	FOLIOfn, Inc. 8000 Towers Crescent Drive Suite 1500 Vienna, VA 22182	2002 to present	Director, financial services company

	ReFlow Fund SICAV 2-8 avenue Charles de Gaulle L-1653, Luxembourg	June 2006 to present	Director and Chairman of the Board, liquidity fund

Mary Curran, Chief Legal Officer	ReFlow Management Co., LLC 101 California Street Suite 1600 San Francisco, CA 94111	June 2004 to December 2010	Secretary, investment services company

	Sutton Place Management, LLC 101 California Street Suite 1600 San Francisco, CA 94111	August 2004 to present	Secretary, service company

	Sutton Place Associates, LLC 101 California Street Suite 1600 San Francisco, CA 94111	August 2004 to present	Secretary, holding company

	FISCOP, LLC 101 California Street Suite 1600 San Francisco CA 94111	August 2004 to present	Secretary, research company

	Broderick Management, LLC 101 California Street Suite 1600 San Francisco, CA 94111	August 2004 to present	Secretary, holding company

	ReFlow Fund, LLC 101 California Street Suite 1600 San Francisco, CA 94111	January 2006 to December 2010	Secretary, investment services company

	Forward Commodity Long/Short Strategy (Cayman) Fund Ltd. 101 California Street Suite 1600 San Francisco, CA 94111	October 2010 to present	Director, investment company

	Forward Tactical Growth Offshore Fund, Ltd.	November 2010 to present	Director, investment company

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101 California Street Suite 1600 San Francisco, CA 94111

Judith M. Rosenberg, Chief Compliance Officer	None

Alan Seigerman, Chief Financial Officer	ReFlow Management Co., LLC 101 California Street Suite 1600 San Francisco, CA 94111	January 2002 to December 2010	Chief Operating Officer, investment services company

	ReFlow Fund SICAV 2-8 avenue Charles de Gaulle L-1653, Luxembourg	December 2008 to present	Director, liquidity fund

	Forward Commodity Long/Short Strategy (Cayman) Fund Ltd. 101 California Street Suite 1600 San Francisco, CA 94111	October 2010 to present	Director, investment company

	Forward Tactical Growth Offshore Fund, Ltd. 101 California Street Suite 1600 San Francisco, CA 94111	November 2010 to present	Director, investment company

James O’Donnell, Chief Investment Officer	None

Norman Mains, Chief Risk Officer	Greystone Research, Morgan Stanley 440 S. LaSalle Street Chicago, IL 60605	2001 to March 2009	Chief Investment Officer, Executive Director, financial services company

David H. Chow, Director	DanCourt Management LLC 1771 Post Road East, Suite 178 Westport, CT 06880	April 1999 to present	Chairman and Chief Executive Officer, strategy/management consulting firm

	Van Eck Market Vectors ETF Trust 99 Park Avenue New York, NY 10016	May 2006 to present	Chairman of the Board of Trustees, exchange-traded fund complex

	ReFlow Management Co., LLC 101 California Street Suite 1600 San Francisco, CA 94111	May 2008 to November 2010	Director, investment services company

James J. Halligan, Director	ReFlow Management Co., LLC 101 California Street Suite 1600 San Francisco, CA 94111	August 2001 to December 2010	Director, investment services company

	ReFlow Fund SICAV 2-8 avenue Charles de Gaulle L-1653, Luxembourg	June 2006 to present	Director, liquidity fund

	Forward Commodity Long/Short Strategy (Cayman) Fund Ltd. 101 California Street Suite 1600 San Francisco, CA 94111	October 2010 to present	Director, investment company

	Forward Tactical Growth Offshore Fund, Ltd. 101 California Street Suite 1600 San Francisco, CA 94111	November 2010 to present	Director, investment company

William A. Prezant, Director	Prezant & Mollath Attorneys at Law 6560 SW McCarran Blvd.	1988 to present	Self-employed, law practice

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Reno, NV 89509

	Strategic Hotels & Resorts 777 West Wacker, Suite 4600 Chicago, IL 60601	March 2006 to present	Director, NYSE Hotel REIT

	MacGregor Golf Company 1000 Pecan Grove Drive Albany, GA 31701	December 2006 to September 2009	Director, golf equipment and apparel company

	YOU Technology, Inc. 701 Gateway Blvd. Suite 101 South San Francisco, CA 94080	June 2009 to present	Director, digital marketing company

Toby Rosenblatt, Director	Founders Investments Ltd. 3409 Pacific Avenue San Francisco, CA 94118	1999 to present	President, private investment company

	BlackRock Equity Liquidity Funds 40 E. 52nd Street New York, NY 10022	March 2005 to present	Director (independent), mutual funds

	A.P. Pharma 123 Saginaw Drive Redwood City, CA 94063	1983 to present	Director, public specialty pharmaceuticals company

	Pherin Pharmaceuticals 4962 El Camino Real Suite 223 Los Altos, CA 94022	1993 to present	Director, private specialty pharmaceuticals company

Thomas E. Woodhouse, Director	Minerva Office Management, Inc. 1325 Airmotive Way Suite 340 Reno, Nevada 89502	January 2002 to present	Director, trust administration company

	Vallejo Investments, Inc. One Embarcadero Center Suite 1050 San Francisco, CA 94111	January 2002 to present	Director, family office

	Ronald Family Trust A 1325 Airmotive Way Suite 340 Reno, Nevada 89502	January 2009 to present	Co-Trustee, family office

	ReFlow Management Co., LLC 101 California Street Suite 1600 San Francisco, CA 94111	August 2001 to November 2010	Director, investment services company

	Airelle Wines Vallejo Investments, Inc. One Embarcadero Center Suite 1050 San Francisco, CA 94111	2001 (approx) to present	President, Secretary and Treasurer, wine production company

	Anne & Gordon Getty Foundation One Embarcadero Center Suite 1050 San Francisco, CA 94111	2001 (approx) to present	Director, private foundation

	Baker Corporation One Embarcadero Center Suite 1050	2001 (approx) to December 2010	Vice President and Director, family aircraft company
San Francisco, CA 94111

	Broadway Investments, Inc. One Embarcadero Center Suite 1050	2001 (approx) to present	Vice President, trustee of Orpheus and Pleiades Trusts

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San Francisco, CA 94111

Broderick Management, LLC 101 California Street Suite 1600 San Francisco, CA 94111	2001 (approx) to present	Director, holding company

GML Corporation One Embarcadero Center Suite 1050 San Francisco, CA 94111	2001 (approx) to present	Director, holding company

PAJW Corporation One Embarcadero Center Suite 1050 San Francisco, CA 94111	2001 (approx) to present	Director, charitable remainder trust

Petoil Corporation One Embarcadero Center Suite 1050 San Francisco, CA 94111	2001 (approx) to present	Vice President and Director, oil production

Emerald Mutual Fund Advisors Trust performs investment advisory services for Registrant. The trustees and officers of EMFAT and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Kenneth Mertz President, CIO Portfolio Manager	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since January 1, 1992	President, Portfolio Manager, Investment Adviser

Edward Pohl, CFO	Emerald Asset Management 1703 Oregon Pike Lancaster, PA 17601	Since June 1, 2001	Chief Financial Officer, Chief Operating Officer, Investment Adviser

	Emerald Fixed Income Advisers 1703 Oregon Pike Lancaster, PA 17601	Since February 1, 2006	Managing Director, Investment Adviser

	Global Capital Management 500 North Gulph Road King of Prussia, PA 19406	Since February 15, 2010	Vice President, Treasurer, Investment Adviser

Daniel Moyer Executive Vice President	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since October 1, 1992	Executive Vice President, Managing Director, Investment Adviser

	Emerald Separate Account Management 1703 Oregon Pike Lancaster, PA 17601	Since August 7, 2009	Managing Director, Investment Adviser

	Global Capital Management 500 North Gulph Road King of Prussia, PA 19406	Since February 15, 2010	Vice President, Managing Director, Investment Adviser

James Meehan Chief Compliance Officer	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since May 1, 1999	Chief Compliance Officer, Investment Adviser

	Emerald Separate Account Management 1703 Oregon Pike Lancaster, PA 17601	Since August 7, 2009	Chief Compliance Officer, Investment Adviser

	Emerald Fixed Income Advisers 1703 Oregon Pike Lancaster, PA 17601	Since February 1, 2006	Chief Compliance Officer, Investment Adviser

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Stacy Sears	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since October 1, 1992	Senior Vice President, Portfolio Manager, Investment Adviser

Pictet Asset Management Limited performs investment advisory services for Registrant. The directors and officers of Pictet Asset Management Limited and their other business affiliations for the past two fiscal year are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Gavin Sharpe	Pictet Asset Management (Japan) Limited Pictet Asset Management Ltd	ongoing	President Director

Renaud De Planta	Pictet & Cie Pictet Asset Management SA Pictet Asset Management Ltd Pictet Canada L.P. Pictet Holding LLP	ongoing	Chief Executive Officer, Director

David Cawthrow	Pictet Asset Management SA Pictet Asset Management Ltd Pictet Investment Company Limited	ongoing	Chief Compliance Officer

Christoph Lanter	Pictet Asset Management SA Pictet Asset Management Ltd	ongoing	Head of Business Development and Client Relations. Director

Richard Heelis	Pictet Asset Management Ltd Pictet Asset Management SA	ongoing	Director Head of Equities

Sebastien Eisinger	Pictet Asset Management SA Pictet Asset Management Ltd	ongoing	Head of Fixed Income Director

Olivier Ginguene	Pictet Asset Management SA Pictet Asset Management Ltd	ongoing	Head of Quantitative Investment Director

John Sample	Pictet Asset Management SA Pictet Asset Management Ltd	1 April 2009	Director Chief Operations Officer

Nigel Burnham	Pictet Asset Management SA Pictet Asset Management Ltd	26 May 2010 1 September 2009	Director Director and Chief Financial Officer

Cedar Ridge Partners, LLC performs investment advisory services for Registrant. The partners of Cedar Ridge and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Alan E. Hart, Managing Partner	None

Guy J. Benstead, Partner	None

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Jeffery M. Hudson, Partner	None

Broadmark Asset Management, LLC performs investment advisory services for Registrant. The trustees and officers of Broadmark and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Daniel J. Barnett Chairman	Revere Capital Advisors, LLC 12 East 52nd Street, 3rd Floor New York, NY 10022	06/2007 to present	CEO and Director Hedge Fund Platform

	Revere Securities Corp. 12 East 52nd Street, 6th Floor New York, NY 10022	05/2009 to present	Chairman and Director

		06/2009 to present	Registered Rep Broker Dealer

	Broadmark Long/Short Equity Fund, Ltd c/o ISIS Fund Services Ltd. Penboss Building 50 Parliament Street Hamilton HM 12, Bermuda	06/2006 to present	Director Offshore Hedge Fund

	Broadmark Value Hedged Offshore Fund, Ltd c/o ISIS Fund Services Ltd. Penboss Building 50 Parliament Street Hamilton HM 12, Bermuda	10/2006 to 12/2010	Director Offshore Hedge Fund

	Bayswater Asset Management LLC 225 Bush Street, 16th Floor San Francisco, CA 94104	7/2009 to present	Director Investment Manager

Christopher J. Guptill CEO and Chief Investment Officer	Revere Capital Advisors, LLC 12 East 52nd Street, 3rd Floor New York, NY 10022	08/2008 to present	Passive ownership in Hedge Fund Platform

Jerome Crown CFO	Revere Capital Advisors LLC 12 East 52nd Street, 3rd Floor New York, NY 10022	06/2007 to present	CFO, Director and Chief Compliance Officer Hedge Fund Platform

	Revere Securities Corp. 12 East 52nd Street, 6th Floor New York, NY 10022	5/2009 to present	CFO and Director Broker Dealer

Laura A. Hespe Chief Operating Officer	Revere Capital Advisors, LLC 12 East 52nd Street, 3rd Floor New York, NY 10022	08/2008 to present	Passive ownership in Hedge Fund Platform

Edward A. Dougherty Executive Managing Director	Donegal Co.	02/1991 to present	Principal Strategy and Consulting Services

Michael D. Appleton Chief Compliance Officer	Alaric Compliance Services, LLC 150 Broadway, Suite 302 New York, NY 10038	11/2009 to present	Director Compliance Consulting Firm

	Dreman Value Management, LLC Harborside Financial Center Plaza 10, Suite 800	10/2007 to 09/2009	Chief Compliance Officer Investment Advisory Firm

16

Jersey City, NJ 07311-4037

SW Asset Management, LLC performs investment advisory services for Registrant. The trustees and officers of SW and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
David C. Hinman, CFA Managing Principal Chief Investment Officer	none

Raymond T. Zucaro, CFA Managing Principal Portfolio Manager	none

Robert S. Venable, CFA Managing Director CFO/COO	QuantumSphere, Inc. 2950 Tech Center Drive Santa Ana, CA 92705	Jan 2005 - present	Director – external board member Develops and manufactures nanoscale catalysts.

Santiago Cuneo, CFA	none

First Western Capital Management Company performs investment advisory services for Registrant. The directors and officers of First Western and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Warren J. Olsen Chairman & Chief Executive Officer	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	Ongoing	Chairman & Chief Executive Officer

Scott C. Wylie Vice Chairman of the Board	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	Ongoing	Vice Chairman of the Board

Russ Matthews President	None	April 2010

Ryan C. Trigg CFO and Treasurer	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	Ongoing	CFO and Treasurer

Lené Simnioniw Secretary	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	Ongoing	Secretary

Kenneth D. Malamed Chief Investment Officer	None	April 2010

Karen Garcia Chief Compliance Officer	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	Ongoing	Chief Compliance Officer

Pacific Investment Management Company LLC performs investment advisory services for Registrant. The directors, officers

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and partners of PIMCO and their other business affiliations for the past two fiscal years are:

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Arnold, Tammie J.	PIMCO Europe Limited	Business Management	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Baker, Brian P.	PIMCO Hong Kong	CEO/Director PIMCO Asia	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Balls, Andrew Thomas	PIMCO Europe Limited	Head, Euro Portfolio Mgmt	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Benz II, William R.	PIMCO Europe Limited	Head of PIMCO EMEA	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Bhansali, Vineer	Pacific Investment Mgt Co. LLC	Portfolio Manager	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Bridwell, Jennifer S	Pacific Investment Mgt Co. LLC	Mortgage Product Manager	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Callin, Sabrina C.	Pacific Investment Mgt Co. LLC	Head of Advisory	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Cupps,Wendy W.	Pacific Investment Mgt Co. LLC	Head, Product Management	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Dada, Suhail H.	PIMCO Europe Limited	Head of Middle East	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Dawson, Craig A.	Germany Fixed Income	Head of PIMCO Munich	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Dialynas, Chris P.	Pacific Investment Mgt Co. LLC	Portfolio Manager	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

El-Erian, Mohamed A.	Pacific Investment Mgt Co. LLC	CEO & Co-CIO	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Flattum, David C.	Pacific Investment Mgt Co. LLC	General Counsel	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Gross, William H.	Pacific Investment Mgt Co. LLC	Founder, CIO-Sr Port Mgr	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Harris,Brent Richard	Pacific Investment Mgt Co. LLC	Chairman/Pres PIMCO Funds	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Hodge, Douglas M.	Pacific Investment Mgt Co. LLC	Chief Operating Officer	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Holden, Brent L.	Pacific Investment Mgt Co. LLC	Head, Instl Client Svc	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

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Hong, Ki Myung	PIMCO Hong Kong	Head of Asia Pacific	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Ivascyn, Daniel J.	Pacific Investment Mgt Co. LLC	Portfolio Manager	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Jacobs IV, Lew W.	Pacific Investment Mgt Co. LLC	Head of Human Resources	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Kashkari, Neel Tushar	Pacific Investment Mgt Co. LLC	Head, New Inv Initiatives	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Kiesel, Mark R.	Pacific Investment Mgt Co. LLC	Portfolio Manager	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Lown, David C.	Pacific Investment Mgt Co. LLC	CAO	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Masanao, Tomoya	PIMCO Japan Limited	Portfolio Manager	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Mather, Scott A.	Pacific Investment Mgt Co. LLC	Portfolio Manager	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

McCulley, Paul A.	Pacific Investment Mgt Co. LLC	Portfolio Manager	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

McDevitt, Joseph V.	PIMCO Europe Limited	Head of PIMCO London	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Mewbourne, Curtis A.	Pacific Investment Mgt Co. LLC	Portfolio Manager	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Miller, John M.	Pacific Investment Mgt Co. LLC	Account Manager	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Ongaro, Douglas J.	Pacific Investment Mgt Co. LLC	Head, Fin Inter Group	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Otterbein, Thomas J.	Pacific Investment Mgt Co. LLC	Head, Americas Client Facing	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Parikh, Saumil H.	Pacific Investment Mgt Co. LLC	Portfolio Manager	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Ravano, Emanuele	PIMCO Europe Limited	Head, Fin. Institutions	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Rodosky, Stephen A.	Pacific Investment Mgt Co. LLC	Portfolio Manager	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Short, Jonathan D.	Pacific Investment Mgt Co. LLC	Head, PIMCO Global Wealth Management and NY Office	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Simon, W Scott	Pacific Investment	Portfolio Manager	840 Newport Center	ongoing	Managing
	Mgt Co. LLC		Drive Newport Beach, CA 92660		Director

Stracke, T. Christian	Pacific Investment	Head of Credit Research	840 Newport Center	ongoing	Managing

19

	Mgt Co. LLC		Drive Newport Beach, CA 92660		Director

Takano, Makoto	PIMCO Japan Limited	President of PIMCO Japan	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Wilson, Susan L.	Pacific Investment Mgt Co. LLC	Account Manager	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Worah, Mihir P.	Pacific Investment Mgt Co. LLC	Portfolio Manager	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Lazard Asset Management LLC is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The list required by this Item 31 of officers and directors of Lazard, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to the Form ADV filed with the SEC by Lazard (SEC File No. 801-61701).

ITEM 32. PRINCIPAL UNDERWRITER

(a) The sole principal underwriter for each series of the Registrant is currently ALPS Distributors, which acts as distributor for the Registrant and the following other investment companies: ALPS ETF Trust, Ameristock Mutual Fund, Inc., Arbitrage Funds, AQR Funds, BBH Trust, BLDRS Index Funds Trust, BPV Family of Funds, Brown Management Funds, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Columbia ETF Trust, Cook & Bynum Funds Trust, CornerCap Group of Funds, The Cortina Funds, Inc., CRM Mutual Fund Trust, Cullen Funds, Drexel Hamilton Investment Partners LLC, EGA Global Shares Trust, Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, GLG Investment Series Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, James Advantage Funds, Laudus Trust, Laudus Institutional Trust, Milestone Funds, MTB Group of Funds, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, Russell Exchange Traded Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, Tilson Investment Trust, Transparent Value Trust, db-X Exchange-Traded Funds Inc., Trust for Professional Managers, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

ALPS Distributors is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority. ALPS Distributors is located at 1290 Broadway, Suite 1100, Denver, CO 80203.

(b) To the best of the Registrant’s knowledge, the directors and executive officers of ALPS Distributors, the distributor for Registrant, are as follows:

Name and Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Edmund J. Burke	Director	None
Spencer Hoffman	Director	None
Thomas A. Carter	President, Director	None
Jeremy O. May	Executive Vice President, Director	None
John C. Donaldson	Executive Vice President, Chief Financial Officer	None
Richard Hetzer	Executive Vice President	None
Diana M. Adams	Senior Vice President, Controller, Treasurer	None
Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None
Mark R. Kiniry	Senior Vice President, National Sales Director - Investments	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Tané T. Tyler	Senior Vice President, Secretary, General Counsel	None
Paul F. Leone	Vice President, Assistant General Counsel	None
Erin E. Douglas	Vice President, Senior Associate Counsel	None
David T. Buhler	Vice President, Associate Counsel	None
JoEllen Legg	Vice President, Associate Counsel	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None

20

James Stegall	Vice President, Institutional Sales Manager	None

*	c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203.

(c) Commissions and other compensation received, directly or indirectly, from the Forward Funds during the last fiscal year by ALPS Distributors, the Registrant’s unaffiliated principal underwriter, were as follows:

Net Underwriting Discounts and Commissions	Compensation on Redemption and Repurchase	Brokerage Commissions	Other Compensation
None	None	None	None

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS.

Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained as follows: (i) records relating to the duties of the Registrant’s distributor, transfer agent and fund accounting agent are maintained by ALPS, 1290 Broadway, Suite 1100, Denver, CO 80203; and (ii) records relating to the Registrant’s custodian are maintained by BBH, 40 Water Street, Boston, MA 02109. Certain other books and records are maintained at the offices of the Registrant at 433 California Street, 11th Floor, San Francisco, CA 94104.

ITEM 34. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 35. UNDERTAKINGS

Not Applicable.

21

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco and the State of California, on this 29th day of December, 2011.

FORWARD FUNDS

/s/ J. ALAN REID, JR.
J. Alan Reid, Jr.
PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE	TITLE	DATE

/s/ J. ALAN REID, JR.	President and Trustee	December 29, 2011
J. Alan Reid, Jr.

/s/ HAIG G. MARDIKIAN*	Trustee	December 29, 2011
Haig G. Mardikian

/s/ DONALD O’CONNOR*	Trustee	December 29, 2011
Donald O’Connor

/s/ DEWITT F. BOWMAN*	Trustee	December 29, 2011
DeWitt F. Bowman

/s/ CECILIA H. HERBERT*	Trustee	December 29, 2011
Cecilia H. Herbert

/s/ BARBARA TOLLE	Treasurer	December 29, 2011
Barbara Tolle

*By:	/s/ BARBARA TOLLE
Barbara Tolle
Attorney-in-Fact

Item 28	Description

(a)(2)	Schedule A to the Amended and Restated Agreement and Declaration of Trust of the Registrant.

(d)(1)	Amended and Restated Investment Management Agreement between the Registrant and Forward Management LLC (the “Advisor” or “Forward Management”), dated as of May 1, 2005 and amended and restated as of January 8, 2008, March 5, 2008 and December 15, 2011, with respect to the Forward Banking and Finance Fund, Forward Commodity Long/Short Strategy Fund, Forward CorePlus Fund, Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Extended MarketPlus Fund, Forward Focus Fund, Forward Frontier Strategy Fund, Forward Global Infrastructure Fund, Forward Growth Fund, Forward High Yield Bond Fund, Forward International Dividend Fund, Forward International Equity Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Investment Grade Fixed-Income Fund, Forward Large Cap Dividend Fund (formerly known as the Forward Large Cap Equity Fund ), Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Small Cap Equity Fund, Forward Strategic Alternatives Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund, Forward U.S. Government Money Fund, Forward Aggressive Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, Forward Income & Growth Allocation Fund, Forward Income Allocation Fund and Forward Global Credit Long/Short Fund.

(d)(2)	Amended Exhibit A to the Amended and Restated Investment Management Agreement between the Registrant and the Advisor with Forward Banking and Finance Fund, Forward Commodity Long/Short Strategy Fund, Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Focus Fund, Forward Global Infrastructure Fund, Forward Growth Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Large Cap Dividend Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Small Cap Equity Fund, Forward Forward Tactical Enhanced Fund, Forward Tactical Growth Fund, Forward Global Credit Long/Short Fund, Forward Endurance Long/Short Fund and Forward Floating NAV Short Duration Fund.

(e)(1)(c)	Form of Addendum to Schedule A to the Distribution Agreement between the Registrant and ALPS Distributors dated as of December 31, 2011.

(g)(1)(b)	Amended Appendix A to the Custodian Agreement between the Registrant and BBH, dated December 14, 2011.

(h)(1)(b)	Form of Amendment to Appendix A to the Amended and Restated Fund Accounting and Administration Agreement between the Registrant and ALPS made as of December 31, 2011.

(h)(2)(b)	Form of Amendment to Schedule A to the Amended and Restated Transfer Agency and Service Agreement between the Registrant and ALPS made as of December 31, 2011.

(h)(2)(c)	Form of Amendment to Schedule A and Schedule B to the Amended and Restated Transfer Agency and Service Agreement between the Registrant and ALPS made as of December 15, 2011.

(h)(3)(b)	Form of Amendment to Schedule A to the Amended and Restated Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS made as of December 31, 2011.

(h)(3)(c)	Form of Amendment to Schedule A to the Amended and Restated Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS made as of December 15, 2011.

(h)(5)(b)	Exhibit A to the Amended and Restated Shareholder Services Plan for the Class A, Class B, Class C, Class M, Investor Class, Advisor Class and Institutional Class shares, as applicable, of each of the Forward Commodity Long/Short Strategy Fund, Forward Frontier Strategy Fund, Forward Strategic Alternatives Fund, Forward Growth Fund, Forward Banking and Finance Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Focus Fund, Forward Real Estate Fund, Forward Large Cap Dividend Fund, Forward EM Corporate Debt Fund, Forward Credit Analysis Long/Short Fund, Forward EM Select Dividend Fund, Forward Select Income Fund, Forward Strategic Reality Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund, Forward Global Credit Long/Short Fund, Forward Endurance Long/Short Fund and Forward Floating NAV Short Duration Fund.

(h)(8)(p)	Expense Limitation Agreement for the Forward Endurance Long/Short Fund (Investor Class shares, Institutional Class shares, Class C shares, and Class M shares).

(h)(9)(b)	Schedule to Amended and Restated Compliance Support Services Agreement.

(i)	Legal Opinion of Dechert LLP as to legality of securities being registered.

(m)(3)(b)	Amended Appendix A to the Distribution Plan pursuant to Rule 12b-1 for the Investor Class shares of each of the Forward Commodity Long/Short Strategy Fund, Forward Frontier Strategy Fund, Forward Strategic Alternatives Fund, Forward Growth Fund, Forward Banking and Finance Fund, Forward Focus Fund, Forward Credit Analysis Long/Short Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Real Estate Fund, Forward Large Cap Dividend Fund, Forward EM Corporate Debt Fund, Forward EM Select Dividend Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, Forward Real Estate Long/Short Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund, and Forward Global Credit Long/Short Fund, Forward Endurance Long/Short Fund and Forward Floating NAV Short Duration Fund.

(m)(6)(b)	Amended Appendix A to the Distribution Plan pursuant to Rule 12b-1 for the Class C shares of each of Forward Growth Fund, Forward Banking and Finance Fund, Forward Focus Fund, Forward Credit Analysis Long/Short Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Real Estate Fund, Forward Large Cap Dividend Fund, Forward EM Corporate Debt Fund, Forward EM Select Dividend Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, Forward Real Estate Long/Short Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund, and Forward Global Credit Long/Short Fund, Forward Endurance Long/Short Fund, and Forward Floating NAV Short Duration Fund.

(n)	Multiple Class Plan pursuant to Rule 18f-3 (as amended).

(p)(2)	Code of Ethics of the Advisor.